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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-09477

ING Variable Insurance Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING GET U.S. Core Portfolio Series 1
ING GET U.S. Core Portfolio Series 2
ING GET U.S. Core Portfolio Series 3
ING GET U.S. Core Portfolio Series 4
ING GET U.S. Core Portfolio Series 5
ING GET U.S. Core Portfolio Series 6
ING GET U.S. Core Portfolio Series 7
ING GET U.S. Core Portfolio Series 8
ING GET U.S. Core Portfolio Series 9
ING GET U.S. Core Portfolio Series 10
ING GET U.S. Core Portfolio Series 11
ING GET U.S. Core Portfolio Series 12
ING GET U.S. Core Portfolio Series 13
ING GET U.S. Core Portfolio Series 14
ING VP Global Equity Dividend Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 1	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 22.9%
		Advertising: 0.1%
1,100		Omnicom Group	$48,598
			48,598
		Aerospace/Defense: 0.6%
1,550		Boeing Co.	115,274
450		General Dynamics Corp.	37,517
300		Goodrich Corp.	17,253
250		L-3 Communications Holdings, Inc.	27,335
660		Lockheed Martin Corp.	65,538
943		Northrop Grumman Corp.	73,375
300		Raytheon Co.	19,383
1,700		United Technologies Corp.	116,994
			472,669
		Agriculture: 0.4%
3,450		Altria Group, Inc.	76,590
970		Archer-Daniels-Midland Co.	39,925
3,450	@	Philip Morris International, Inc.	174,501
380		Reynolds American, Inc.	22,431
			313,447
		Airlines: 0.0%
3,000		Southwest Airlines Co.	37,200
			37,200
		Apparel: 0.1%
1,190		Nike, Inc.	80,920
300		VF Corp.	23,253
			104,173
		Auto Manufacturers: 0.1%
3,400	@	Ford Motor Co.	19,448
750		General Motors Corp.	14,288
300		Paccar, Inc.	13,500
			47,236
		Auto Parts & Equipment: 0.1%
400	@	Goodyear Tire & Rubber Co.	10,320
1,600		Johnson Controls, Inc.	54,080
			64,400
		Banks: 1.1%
6,670		Bank of America Corp.	252,860
2,500		Bank of New York Mellon Corp.	104,325
700		BB&T Corp.	22,442
601		Capital One Financial Corp.	29,581
300		Comerica, Inc.	10,524
1,550		Fifth Third Bancorp.	32,426
1,300		Huntington Bancshares, Inc.	13,975
500		Keycorp.	10,975
2,049		Marshall & Ilsley Corp.	47,537
400		Northern Trust Corp.	26,588
3,336		Regions Financial Corp.	65,886
950		State Street Corp.	75,050
300		US Bancorp.	9,708
4,136		Wachovia Corp.	111,672
4,250		Wells Fargo & Co.	123,675
600		Zions Bancorp.	27,330
			964,554
		Beverages: 0.6%
1,600		Anheuser-Busch Cos., Inc.	75,920
2,850		Coca-Cola Co.	173,480
900	@	Constellation Brands, Inc.	15,903
200		Molson Coors Brewing Co.	10,514
900		Pepsi Bottling Group, Inc.	30,519
2,370		PepsiCo, Inc.	171,114
			477,450
		Biotechnology: 0.2%
2,050	@	Amgen, Inc.	85,649
600	@	Biogen Idec, Inc.	37,014
710	@	Celgene Corp.	43,516
250	@	Genzyme Corp.	18,635
			184,814
		Building Materials: 0.0%
1,450		Masco Corp.	28,754
300		Trane, Inc.	13,770
			42,524
		Chemicals: 0.6%
400		Air Products & Chemicals, Inc.	36,800
1,550		Dow Chemical Co.	57,118
200		Eastman Chemical Co.	12,490

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 1	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
750		Ecolab, Inc.	$32,573
2,250		EI Du Pont de Nemours & Co.	105,210
700		International Flavors & Fragrances, Inc.	30,835
780		Monsanto Co.	86,970
700		PPG Industries, Inc.	42,357
200		Praxair, Inc.	16,846
300		Sherwin-Williams Co.	15,312
1,050		Sigma-Aldrich Corp.	62,633
			499,144
		Coal: 0.0%
200		Consol Energy, Inc.	13,838
400		Peabody Energy Corp.	20,400
			34,238
		Commercial Services: 0.2%
300	@	Apollo Group, Inc. - Class A	12,960
270		McKesson Corp.	14,140
500		Moody’s Corp.	17,415
400		Paychex, Inc.	13,704
700		Robert Half International, Inc.	18,018
1,000		RR Donnelley & Sons Co.	30,310
1,220		Western Union Co.	25,949
			132,496
		Computers: 1.1%
250	@	Affiliated Computer Services, Inc.	12,528
1,500	@	Apple, Inc.	215,250
350	@	Cognizant Technology Solutions Corp.	10,091
350	@	Computer Sciences Corp.	14,277
4,350	@	Dell, Inc.	86,652
900		Electronic Data Systems Corp.	14,985
3,850	@	EMC Corp.	55,209
4,350		Hewlett-Packard Co.	198,621
2,400		International Business Machines Corp.	276,336
350	@	Lexmark International, Inc.	10,752
650	@	NetApp, Inc.	13,033
500	@	Sandisk Corp.	11,285
1,375	@	Sun Microsystems, Inc.	21,354
400	@	Teradata Corp.	8,824
			949,197
		Cosmetics/Personal Care: 0.6%
600		Avon Products, Inc.	23,724
750		Colgate-Palmolive Co.	58,433
5,526		Procter & Gamble Co.	387,207
			469,364
		Distribution/Wholesale: 0.1%
1,100		Genuine Parts Co.	44,242
			44,242
		Diversified Financial Services: 1.3%
1,750		American Express Co.	76,510
540		Ameriprise Financial, Inc.	27,999
1,500		Charles Schwab Corp.	28,245
700		CIT Group, Inc.	8,295
7,750		Citigroup, Inc.	166,005
150		CME Group, Inc.	70,365
1,308		Countrywide Financial Corp.	7,194
725		Discover Financial Services	11,868
1,800		Fannie Mae	47,376
250		Franklin Resources, Inc.	24,248
1,150		Freddie Mac	29,118
750		Goldman Sachs Group, Inc.	124,043
100	@	IntercontinentalExchange, Inc.	13,050
5,950		JPMorgan Chase & Co.	255,553
250		Legg Mason, Inc.	13,995
870		Lehman Brothers Holdings, Inc.	32,747
1,150		Merrill Lynch & Co., Inc.	46,851
1,650		Morgan Stanley	75,405
360		Nyse Euronext	22,216
750	@	SLM Corp.	11,513
			1,092,596
		Electric: 0.7%
1,000		American Electric Power Co., Inc.	41,630
450		Constellation Energy Group, Inc.	39,722
1,200		Dominion Resources, Inc.	49,008
400		DTE Energy Co.	15,556
5,000		Duke Energy Corp.	89,250
900		Edison International	44,118
250		Entergy Corp.	27,270
750		Exelon Corp.	60,953
960		FirstEnergy Corp.	65,875
1,250		FPL Group, Inc.	78,425
1,150		PPL Corp.	52,808
300		Public Service Enterprise Group, Inc.	12,057
300		Southern Co.	10,683
			587,355

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 1	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Electrical Components & Equipment: 0.0%
450		Emerson Electric Co.	$23,157
500		Molex, Inc.	11,580
			34,737
		Electronics: 0.2%
1,000	@	Agilent Technologies, Inc.	29,830
850		Applera Corp. - Applied Biosystems Group	27,931
900		Jabil Circuit, Inc.	8,514
850	@	Thermo Electron Corp.	48,314
975	@@	Tyco Electronics Ltd.	33,462
300	@	Waters Corp.	16,710
			164,761
		Engineering & Construction: 0.1%
250		Fluor Corp.	35,290
150	@	Jacobs Engineering Group, Inc.	11,039
			46,329
		Entertainment: 0.0%
350		International Game Technology	14,074
			14,074
		Environmental Control: 0.0%
1,150	@	Allied Waste Industries, Inc.	12,432
800		Waste Management, Inc.	26,848
			39,280
		Food: 0.4%
400		ConAgra Foods, Inc.	9,580
1,200		General Mills, Inc.	71,856
1,200		HJ Heinz Co.	56,364
800		Kellogg Co.	42,048
1,651		Kraft Foods, Inc.	51,198
550		Kroger Co.	13,970
600		Safeway, Inc.	17,610
2,200		Sara Lee Corp.	30,756
400		WM Wrigley Jr. Co.	25,136
			318,518
		Forest Products & Paper: 0.0%
500		International Paper Co.	13,600
350		MeadWestvaco Corp.	9,527
300		Weyerhaeuser Co.	19,512
			42,639
		Gas: 0.1%
1,000		NiSource, Inc.	17,240
850		Sempra Energy	45,288
			62,528
		Hand/Machine Tools: 0.1%
500		Black & Decker Corp.	33,050
300		Snap-On, Inc.	15,255
350		Stanley Works	16,667
			64,972
		Healthcare - Products: 0.8%
1,050		Baxter International, Inc.	60,711
100		Becton Dickinson & Co.	8,585
2,350	@	Boston Scientific Corp.	30,245
525	@@	Covidien Ltd.	23,231
150		CR Bard, Inc.	14,460
4,900		Johnson & Johnson	317,863
1,800		Medtronic, Inc.	87,066
400	@	Patterson Cos., Inc.	14,520
550	@	St. Jude Medical, Inc.	23,755
400		Stryker Corp.	26,020
300	@	Varian Medical Systems, Inc.	14,052
250	@	Zimmer Holdings, Inc.	19,465
			639,973
		Healthcare - Services: 0.2%
840		Aetna, Inc.	35,356
410	@	Coventry Health Care, Inc.	16,544
300	@	Humana, Inc.	13,458
200	@	Laboratory Corp. of America Holdings	14,736
2,220		UnitedHealth Group, Inc.	76,279
1,070	@	WellPoint, Inc.	47,219
			203,592
		Home Builders: 0.1%
500		Centex Corp.	12,105
900		D.R. Horton, Inc.	14,175
600		KB Home	14,838
1,200		Pulte Homes, Inc.	17,460
			58,578
		Household Products/Wares: 0.1%
450		Clorox Co.	25,488
1,000		Kimberly-Clark Corp.	64,550
			90,038

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 1	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Housewares: 0.0%
1,100		Newell Rubbermaid, Inc.	$25,157
			25,157
		Insurance: 1.1%
640	@@	ACE Ltd.	35,238
1,150		Aflac, Inc.	74,693
880		Allstate Corp.	42,293
4,300		American International Group, Inc.	185,975
300		AON Corp.	12,060
300		Assurant, Inc.	18,258
1,380		Chubb Corp.	68,282
430		Cigna Corp.	17,445
300		Cincinnati Financial Corp.	11,412
800		Genworth Financial, Inc.	18,112
500		Hartford Financial Services Group, Inc.	37,885
800		Lincoln National Corp.	41,600
400		Loews Corp.	16,088
500		Marsh & McLennan Cos., Inc.	12,175
1,740		Metlife, Inc.	104,852
820		Progressive Corp.	13,177
1,180		Prudential Financial, Inc.	92,335
280		Safeco Corp.	12,286
400		Torchmark Corp.	24,044
1,220		Travelers Cos., Inc.	58,377
500		UnumProvident Corp.	11,005
			907,592
		Internet: 0.5%
300	@	Akamai Technologies, Inc.	8,448
500	@	Amazon.com, Inc.	35,650
1,850	@	eBay, Inc.	55,204
400	@	Expedia, Inc.	8,756
400	@	Google, Inc. - Class A	176,188
650	@	IAC/InterActiveCorp.	13,494
1,859	@	Symantec Corp.	30,897
2,050	@	Yahoo!, Inc.	59,307
			387,944
		Iron/Steel: 0.1%
200		Allegheny Technologies, Inc.	14,272
400		Nucor Corp.	27,096
250		United States Steel Corp.	31,718
			73,086
		Leisure Time: 0.0%
800		Carnival Corp.	32,384
			32,384
		Lodging: 0.0%
250		Marriott International, Inc.	8,590
350		Starwood Hotels & Resorts Worldwide, Inc.	18,113
			26,703
		Machinery - Construction & Mining: 0.1%
1,250		Caterpillar, Inc.	97,863
250	@	Terex Corp.	15,625
			113,488
		Machinery - Diversified: 0.1%
600		Cummins, Inc.	28,092
750		Deere & Co.	60,330
			88,422
		Media: 0.5%
800		CBS Corp. - Class B	17,664
750		Clear Channel Communications, Inc.	21,915
3,600		Comcast Corp. – Class A	69,624
1,550	@	DIRECTV Group, Inc.	38,425
600		Gannett Co., Inc.	17,430
620		McGraw-Hill Cos., Inc.	22,909
250		Meredith Corp.	9,563
3,400		News Corp. - Class A	63,750
3,950		Time Warner, Inc.	55,379
950	@	Viacom - Class B	37,639
3,400		Walt Disney Co.	106,692
			460,990
		Metal Fabricate/Hardware: 0.0%
300		Precision Castparts Corp.	30,624
			30,624
		Mining: 0.1%
800		Alcoa, Inc.	28,848
712		Freeport-McMoRan Copper & Gold, Inc.	68,509
500		Newmont Mining Corp.	22,650
			120,007
		Miscellaneous Manufacturing: 1.3%
1,150		3M Co.	91,023
200		Cooper Industries Ltd.	8,030
100		Danaher Corp.	7,603
1,150		Dover Corp.	48,047
500		Eaton Corp.	39,835

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 1	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
17,700		General Electric Co.	$655,077
1,300		Honeywell International, Inc.	73,346
900		Illinois Tool Works, Inc.	43,407
400	@@	Ingersoll-Rand Co.	17,832
250		ITT Corp.	12,953
800		Leggett & Platt, Inc.	12,200
375		Parker Hannifin Corp.	25,976
550		Textron, Inc.	30,481
525	@@	Tyco International Ltd.	23,126
			1,088,936
		Office/Business Equipment: 0.1%
1,100		Pitney Bowes, Inc.	38,522
2,150		Xerox Corp.	32,186
			70,708
		Oil & Gas: 2.6%
1,050		Anadarko Petroleum Corp.	66,182
700		Apache Corp.	84,574
850		Chesapeake Energy Corp.	39,228
3,976		Chevron Corp.	339,391
2,884		ConocoPhillips	219,790
950		Devon Energy Corp.	99,114
400		ENSCO International, Inc.	25,048
300		EOG Resources, Inc.	36,000
9,800		ExxonMobil Corp.	828,884
500		Hess Corp.	44,090
1,100		Marathon Oil Corp.	50,160
350		Murphy Oil Corp.	28,749
400	@, @@	Nabors Industries Ltd.	13,508
250		Noble Corp.	12,418
530		Noble Energy, Inc.	38,584
1,550		Occidental Petroleum Corp.	113,414
300		Questar Corp.	16,968
200		Sunoco, Inc.	10,494
250		Tesoro Petroleum Corp.	7,500
1,050		Valero Energy Corp.	51,566
450		XTO Energy, Inc.	27,837
			2,153,499
		Oil & Gas Services: 0.5%
450		Baker Hughes, Inc.	30,825
1,150		Halliburton Co.	45,230
750	@	National Oilwell Varco, Inc.	43,785
1,900		Schlumberger Ltd.	165,300
200		Smith International, Inc.	12,846
539	@	Transocean, Inc.	72,873
300	@	Weatherford International Ltd.	21,741
			392,600
		Packaging & Containers: 0.0%
550		Ball Corp.	25,267
500	@	Pactiv Corp.	13,105
			38,372
		Pharmaceuticals: 1.3%
1,950		Abbott Laboratories	107,543
500		Allergan, Inc.	28,195
520		AmerisourceBergen Corp.	21,310
2,850		Bristol-Myers Squibb Co.	60,705
420		Cardinal Health, Inc.	22,054
1,800		Eli Lilly & Co.	92,862
520	@	Express Scripts, Inc.	33,446
550	@	Forest Laboratories, Inc.	22,006
1,550	@	Gilead Sciences, Inc.	79,872
200	@	Hospira, Inc.	8,554
1,127	@	King Pharmaceuticals, Inc.	9,805
800	@	Medco Health Solutions, Inc.	35,032
3,650		Merck & Co., Inc.	138,518
12,100		Pfizer, Inc.	253,253
2,550		Schering-Plough Corp.	36,746
300	@	Watson Pharmaceuticals, Inc.	8,796
2,200		Wyeth	91,872
			1,050,569
		Pipelines: 0.1%
900		El Paso Corp.	14,976
1,000		Spectra Energy Corp.	22,750
1,200		Williams Cos., Inc.	39,576
			77,302
		Retail: 1.3%
250		Abercrombie & Fitch Co.	18,285
150	@	Autozone, Inc.	17,075
905		Best Buy Co., Inc.	37,521
700	@	Big Lots, Inc.	15,610
1,250	@	Coach, Inc.	37,688
1,000		Costco Wholesale Corp.	64,970
2,355		CVS Caremark Corp.	95,401

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 1	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Retail (continued)
390		Darden Restaurants, Inc.	$12,695
550		Family Dollar Stores, Inc.	10,725
300	@	GameStop Corp.	15,513
1,150		Gap, Inc.	22,632
2,020		Home Depot, Inc.	56,499
300		JC Penney Co., Inc.	11,313
700		Limited Brands, Inc.	11,970
2,550		Lowe’s Cos., Inc.	58,497
400		Macy’s, Inc.	9,224
2,000		McDonald’s Corp.	111,540
250		Polo Ralph Lauren Corp.	14,573
850		RadioShack Corp.	13,813
1,235		Staples, Inc.	27,306
1,150	@	Starbucks Corp.	20,125
500		Supervalu, Inc.	14,990
1,150		Target Corp.	58,282
1,200		TJX Cos., Inc.	39,684
1,100		Walgreen Co.	41,899
3,600		Wal-Mart Stores, Inc.	189,648
600		Wendy’s International, Inc.	13,836
900		Yum! Brands, Inc.	33,489
			1,074,803
		Savings & Loans: 0.1%
2,750		Hudson City Bancorp., Inc.	48,620
1,100		Sovereign Bancorp., Inc.	10,252
3,449		Washington Mutual, Inc.	35,525
			94,397
		Semiconductors: 0.6%
300		Analog Devices, Inc.	8,856
2,350		Applied Materials, Inc.	45,849
850	@	Broadcom Corp.	16,380
9,860		Intel Corp.	208,835
500		KLA-Tencor Corp.	18,550
1,900	@	LSI Logic Corp.	9,405
300	@	MEMC Electronic Materials, Inc.	21,270
750		National Semiconductor Corp.	13,740
400	@	Novellus Systems, Inc.	8,420
1,200	@	Nvidia Corp.	23,748
850	@	QLogic Corp.	13,048
2,700		Texas Instruments, Inc.	76,329
400		Xilinx, Inc.	9,500
			473,930
		Software: 0.8%
1,050	@	Adobe Systems, Inc.	37,370
420	@	Autodesk, Inc.	13,222
700	@	BMC Software, Inc.	22,764
1,200		CA, Inc.	27,000
350	@	Electronic Arts, Inc.	17,472
800		IMS Health, Inc.	16,808
13,900		Microsoft Corp.	394,482
1,800	@	Novell, Inc.	11,322
6,660	@	Oracle Corp.	130,270
			670,710
		Telecommunications: 1.3%
9,875		AT&T, Inc.	378,213
900		CenturyTel, Inc.	29,916
10,500	@	Cisco Systems, Inc.	252,945
1,600		Citizens Communications Co.	16,784
2,650		Corning, Inc.	63,706
437		Embarq Corp.	17,524
950	@	JDS Uniphase Corp.	12,721
800	@	Juniper Networks, Inc.	20,000
2,400		Motorola, Inc.	22,320
2,750		Qualcomm, Inc.	112,750
2,300		Qwest Communications International, Inc.	10,419
3,352		Sprint Nextel Corp.	22,425
3,900		Verizon Communications, Inc.	142,155
1,100		Windstream Corp.	13,145
			1,115,023
		Textiles: 0.0%
400		Cintas Corp.	11,416
			11,416
		Toys/Games/Hobbies: 0.0%
800		Hasbro, Inc.	22,320
			22,320
		Transportation: 0.4%
350		Burlington Northern Santa Fe Corp.	32,277
250		CH Robinson Worldwide, Inc.	13,600
410		CSX Corp.	22,989
250		Expeditors International Washington, Inc.	11,295
500		FedEx Corp.	46,335
500		Norfolk Southern Corp.	27,160

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 1	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
		Transportation (continued)
300		Ryder System, Inc.		$18,273
250		Union Pacific Corp.		31,345
1,500		United Parcel Service, Inc. - Class B		109,530
				312,804
		Total Common Stock
		(Cost $21,246,959)		19,259,502
REAL ESTATE INVESTMENT TRUSTS: 0.2%
		Apartments: 0.0%
600		Equity Residential		24,894
				24,894
		Hotels: 0.0%
2,050		Host Hotels & Resorts, Inc.		32,636
				32,636
		Regional Malls: 0.1%
250		General Growth Properties, Inc.		9,543
300		Simon Property Group, Inc.		27,873
				37,416
		Storage: 0.1%
600		Public Storage, Inc.		53,172
				53,172
		Warehouse/Industrial: 0.0%
500		Prologis		29,430
				29,430
		Total Real Estate Investment Trusts
		(Cost $174,046)		177,548

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 44.4%
		Federal Home Loan Bank: 16.0%
$13,550,000	Z	1.740%, due 09/12/08		$13,445,326
				13,445,326
		Federal Home Loan Mortgage Corporation: 7.7%
6,500,000	^^, Z	1.860%, due 10/15/08		6,435,494
				6,435,494
		Other U.S. Agency Obligations: 20.7%
17,600,000	Z	Tennessee Valley Authority, 1.810%, due 11/13/08		17,405,450
				17,405,450
		Total U.S. Government Agency Obligations
		(Cost $36,949,795)		37,286,270
U.S. TREASURY OBLIGATIONS: 31.9%
		U.S. Treasury STRIP: 31.9%
26,881,000	^^	Discount Note, due 08/15/08		26,739,630
		Total U.S. Treasury Obligations
		(Cost $26,577,548)		26,739,630
		Total Long-Term Investments
		(Cost $84,948,348)		83,462,950

Shares				Value
SHORT-TERM INVESTMENTS: 0.7%
		Mutual Fund: 0.4%
322,000	**	ING Institutional Prime Money Market Fund		$322,000
		Total Mutual Fund
		(Cost $322,000)		322,000

Principal Amount				Value
		Repurchase Agreement: 0.3%
$237,000		Goldman Sachs Repurchase Agreement dated 03/31/08, 2.250%, due 04/01/08, $237,015 to be received upon repurchase (Collateralized by $225,000 Federal Home Loan Bank, 4.875%, Market Value plus accrued interest $244,240, due 11/18/11)		$237,000
		Total Repurchase Agreement
		(Cost $237,000)		237,000
		Total Short-Term Investments
		(Cost $559,000)		559,000
		Total Investments in Securities
		(Cost $85,507,348)*	100.1%	$84,021,950
		Other Assets and Liabilities - Net	(0.1)	(81,612)
		Net Assets	100.0%	$83,940,338

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 1		as of March 31, 2008 (Unaudited) (continued)
@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^^	Principal Only (PO) Security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $86,434,342.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$55,495
	Gross Unrealized Depreciation	(2,467,887)
	Net Unrealized Depreciation	$(2,412,392)

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 1	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$19,759,020	$—
Level 2- Other Significant Observable Inputs	64,262,930	—
Level 3- Significant Unobservable Inputs	—	—
Total	$84,021,950	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 19.5%
		Advertising: 0.1%
800		Omnicom Group	$35,344
			35,344
		Aerospace/Defense: 0.5%
960		Boeing Co.	71,395
300		General Dynamics Corp.	25,011
250		Goodrich Corp.	14,378
150		L-3 Communications Holdings, Inc.	16,401
460		Lockheed Martin Corp.	45,678
658		Northrop Grumman Corp.	51,199
200		Raytheon Co.	12,922
1,080		United Technologies Corp.	74,326
			311,310
		Agriculture: 0.3%
2,160		Altria Group, Inc.	47,952
600		Archer-Daniels-Midland Co.	24,696
2,160	@	Philip Morris International, Inc.	109,253
290		Reynolds American, Inc.	17,119
			199,020
		Airlines: 0.0%
1,900		Southwest Airlines Co.	23,560
			23,560
		Apparel: 0.1%
780		Nike, Inc.	53,040
200		VF Corp.	15,502
			68,542
		Auto Manufacturers: 0.1%
2,170	@	Ford Motor Co.	12,412
550		General Motors Corp.	10,478
200		Paccar, Inc.	9,000
			31,890
		Auto Parts & Equipment: 0.1%
200	@	Goodyear Tire & Rubber Co.	5,160
950		Johnson Controls, Inc.	32,110
			37,270
		Banks: 1.0%
4,194		Bank of America Corp.	158,995
1,550		Bank of New York Mellon Corp.	64,682
400		BB&T Corp.	12,824
509		Capital One Financial Corp.	25,053
200		Comerica, Inc.	7,016
1,000		Fifth Third Bancorp.	20,920
800		Huntington Bancshares, Inc.	8,600
300		Keycorp.	6,585
1,249		Marshall & Ilsley Corp.	28,977
300		Northern Trust Corp.	19,941
2,099		Regions Financial Corp.	41,455
530		State Street Corp.	41,870
200		US Bancorp.	6,472
2,639		Wachovia Corp.	71,253
2,670		Wells Fargo & Co.	77,697
300		Zions Bancorp.	13,665
			606,005
		Beverages: 0.5%
950		Anheuser-Busch Cos., Inc.	45,078
1,720		Coca-Cola Co.	104,696
550	@	Constellation Brands, Inc.	9,719
100		Molson Coors Brewing Co.	5,257
730		Pepsi Bottling Group, Inc.	24,754
1,540		PepsiCo, Inc.	111,188
			300,692
		Biotechnology: 0.2%
1,290	@	Amgen, Inc.	53,896
350	@	Biogen Idec, Inc.	21,592
410	@	Celgene Corp.	25,129
200	@	Genzyme Corp.	14,908
			115,525
		Building Materials: 0.0%
900		Masco Corp.	17,847
200		Trane, Inc.	9,180
			27,027
		Chemicals: 0.5%
200		Air Products & Chemicals, Inc.	18,400
960		Dow Chemical Co.	35,376
100		Eastman Chemical Co.	6,245

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
500		Ecolab, Inc.	$21,715
1,250		EI Du Pont de Nemours & Co.	58,450
400		International Flavors & Fragrances, Inc.	17,620
450		Monsanto Co.	50,175
440		PPG Industries, Inc.	26,624
200		Praxair, Inc.	16,846
130		Sherwin-Williams Co.	6,635
650		Sigma-Aldrich Corp.	38,773
			296,859
		Coal: 0.0%
150		Consol Energy, Inc.	10,379
250		Peabody Energy Corp.	12,750
			23,129
		Commercial Services: 0.2%
250	@	Apollo Group, Inc. - Class A	10,800
210		McKesson Corp.	10,998
430		Moody’s Corp.	14,977
300		Paychex, Inc.	10,278
300		Robert Half International, Inc.	7,722
650		RR Donnelley & Sons Co.	19,702
988		Western Union Co.	21,015
			95,492
		Computers: 1.0%
250	@	Affiliated Computer Services, Inc.	12,528
950	@	Apple, Inc.	136,325
400	@	Cognizant Technology Solutions Corp.	11,532
150	@	Computer Sciences Corp.	6,119
2,720	@	Dell, Inc.	54,182
650		Electronic Data Systems Corp.	10,823
2,440	@	EMC Corp.	34,990
2,770		Hewlett-Packard Co.	126,478
1,540		International Business Machines Corp.	177,316
340	@	Lexmark International, Inc.	10,445
400	@	NetApp, Inc.	8,020
300	@	Sandisk Corp.	6,771
950	@	Sun Microsystems, Inc.	14,754
200	@	Teradata Corp.	4,412
			614,695
		Cosmetics/Personal Care: 0.5%
250		Avon Products, Inc.	9,885
420		Colgate-Palmolive Co.	32,722
3,487		Procter & Gamble Co.	244,334
			286,941
		Distribution/Wholesale: 0.0%
700		Genuine Parts Co.	28,154
			28,154
		Diversified Financial Services: 1.1%
1,090		American Express Co.	47,655
388		Ameriprise Financial, Inc.	20,118
850		Charles Schwab Corp.	16,006
400		CIT Group, Inc.	4,740
4,890		Citigroup, Inc.	104,744
90		CME Group, Inc.	42,219
810		Countrywide Financial Corp.	4,455
665		Discover Financial Services	10,886
970		Fannie Mae	25,530
180		Franklin Resources, Inc.	17,458
750		Freddie Mac	18,990
540		Goldman Sachs Group, Inc.	89,311
100	@	IntercontinentalExchange, Inc.	13,050
3,700		JPMorgan Chase & Co.	158,915
50		Legg Mason, Inc.	2,799
600		Lehman Brothers Holdings, Inc.	22,584
660		Merrill Lynch & Co., Inc.	26,888
1,130		Morgan Stanley	51,641
270		Nyse Euronext	16,662
400	@	SLM Corp.	6,140
			700,791
		Electric: 0.6%
600		American Electric Power Co., Inc.	24,978
290		Constellation Energy Group, Inc.	25,598
800		Dominion Resources, Inc.	32,672
200		DTE Energy Co.	7,778
3,200		Duke Energy Corp.	57,120
500		Edison International	24,510
200		Entergy Corp.	21,816
450		Exelon Corp.	36,572
570		FirstEnergy Corp.	39,113
700		FPL Group, Inc.	43,918
750		PPL Corp.	34,440
300		Public Service Enterprise Group, Inc.	12,057
200		Southern Co.	7,122
			367,694

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Electrical Components & Equipment: 0.0%
270		Emerson Electric Co.	$13,894
200		Molex, Inc.	4,632
			18,526
		Electronics: 0.2%
630	@	Agilent Technologies, Inc.	18,793
500		Applera Corp. - Applied Biosystems Group	16,430
500		Jabil Circuit, Inc.	4,730
550	@	Thermo Electron Corp.	31,262
575	@@	Tyco Electronics Ltd.	19,734
150	@	Waters Corp.	8,355
			99,304
		Engineering & Construction: 0.1%
200		Fluor Corp.	28,232
150	@	Jacobs Engineering Group, Inc.	11,039
			39,271
		Entertainment: 0.0%
200		International Game Technology	8,042
			8,042
		Environmental Control: 0.0%
800	@	Allied Waste Industries, Inc.	8,648
500		Waste Management, Inc.	16,780
			25,428
		Food: 0.3%
300		ConAgra Foods, Inc.	7,185
750		General Mills, Inc.	44,910
800		HJ Heinz Co.	37,576
500		Kellogg Co.	26,280
1,063		Kraft Foods, Inc.	32,964
300		Kroger Co.	7,620
500		Safeway, Inc.	14,675
1,400		Sara Lee Corp.	19,572
300		WM Wrigley Jr. Co.	18,852
			209,634
		Forest Products & Paper: 0.0%
350		International Paper Co.	9,520
150		MeadWestvaco Corp.	4,083
100		Weyerhaeuser Co.	6,504
			20,107
		Gas: 0.1%
700		NiSource, Inc.	12,068
600		Sempra Energy	31,968
			44,036
		Hand/Machine Tools: 0.1%
240		Black & Decker Corp.	15,864
150		Snap-On, Inc.	7,628
200		Stanley Works	9,524
			33,016
		Healthcare - Products: 0.6%
610		Baxter International, Inc.	35,270
100		Becton Dickinson & Co.	8,585
1,100	@	Boston Scientific Corp.	14,157
425	@@	Covidien Ltd.	18,806
150		CR Bard, Inc.	14,460
3,070		Johnson & Johnson	199,151
1,200		Medtronic, Inc.	58,044
200	@	Patterson Cos., Inc.	7,260
300	@	St. Jude Medical, Inc.	12,957
250		Stryker Corp.	16,263
200	@	Varian Medical Systems, Inc.	9,368
50	@	Zimmer Holdings, Inc.	3,893
			398,214
		Healthcare - Services: 0.2%
570		Aetna, Inc.	23,991
330	@	Coventry Health Care, Inc.	13,316
290	@	Humana, Inc.	13,009
150	@	Laboratory Corp. of America Holdings	11,052
1,390		UnitedHealth Group, Inc.	47,760
700	@	WellPoint, Inc.	30,891
			140,019
		Home Builders: 0.1%
300		Centex Corp.	7,263
550		D.R. Horton, Inc.	8,663
400		KB Home	9,892
700		Pulte Homes, Inc.	10,185
			36,003
		Household Products/Wares: 0.1%
300		Clorox Co.	16,992
590		Kimberly-Clark Corp.	38,085
			55,077

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Housewares: 0.0%
800		Newell Rubbermaid, Inc.	$18,296
			18,296
		Insurance: 0.9%
500	@@	ACE Ltd.	27,530
720		Aflac, Inc.	46,764
530		Allstate Corp.	25,472
2,720		American International Group, Inc.	117,640
250		AON Corp.	10,050
100		Assurant, Inc.	6,086
780		Chubb Corp.	38,594
260		Cigna Corp.	10,548
200		Cincinnati Financial Corp.	7,608
500		Genworth Financial, Inc.	11,320
350		Hartford Financial Services Group, Inc.	26,520
500		Lincoln National Corp.	26,000
300		Loews Corp.	12,066
300		Marsh & McLennan Cos., Inc.	7,305
1,130		Metlife, Inc.	68,094
570		Progressive Corp.	9,160
640		Prudential Financial, Inc.	50,080
150		Safeco Corp.	6,582
290		Torchmark Corp.	17,432
810		Travelers Cos., Inc.	38,759
550		UnumProvident Corp.	12,106
			575,716
		Internet: 0.4%
200	@	Akamai Technologies, Inc.	5,632
300	@	Amazon.com, Inc.	21,390
1,160	@	eBay, Inc.	34,614
250	@	Expedia, Inc.	5,473
250	@	Google, Inc. - Class A	110,118
300	@	IAC/InterActiveCorp.	6,228
1,251	@	Symantec Corp.	20,792
1,250	@	Yahoo!, Inc.	36,163
			240,410
		Iron/Steel: 0.1%
100		Allegheny Technologies, Inc.	7,136
220		Nucor Corp.	14,903
110		United States Steel Corp.	13,956
			35,995
		Leisure Time: 0.0%
380		Carnival Corp.	15,382
			15,382
		Lodging: 0.0%
300		Marriott International, Inc.	10,308
230		Starwood Hotels & Resorts Worldwide, Inc.	11,903
			22,211
		Machinery - Construction & Mining: 0.1%
800		Caterpillar, Inc.	62,632
150	@	Terex Corp.	9,375
			72,007
		Machinery - Diversified: 0.1%
300		Cummins, Inc.	14,046
500		Deere & Co.	40,220
			54,266
		Media: 0.5%
300		CBS Corp. - Class B	6,624
450		Clear Channel Communications, Inc.	13,149
2,200		Comcast Corp. – Class A	42,548
950	@	DIRECTV Group, Inc.	23,551
400		Gannett Co., Inc.	11,620
470		McGraw-Hill Cos., Inc.	17,367
150		Meredith Corp.	5,738
2,150		News Corp. - Class A	40,313
2,450		Time Warner, Inc.	34,349
600	@	Viacom - Class B	23,772
2,130		Walt Disney Co.	66,839
			285,870
		Metal Fabricate/Hardware: 0.0%
200		Precision Castparts Corp.	20,416
			20,416
		Mining: 0.1%
550		Alcoa, Inc.	19,833
465		Freeport-McMoRan Copper & Gold, Inc.	44,742
350		Newmont Mining Corp.	15,855
			80,430
		Miscellaneous Manufacturing: 1.1%
770		3M Co.	60,946
200		Cooper Industries Ltd.	8,030
40		Danaher Corp.	3,041
750		Dover Corp.	31,335
330		Eaton Corp.	26,291

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
11,170		General Electric Co.	$413,402
760		Honeywell International, Inc.	42,879
550		Illinois Tool Works, Inc.	26,527
300	@@	Ingersoll-Rand Co.	13,374
110		ITT Corp.	5,699
500		Leggett & Platt, Inc.	7,625
240		Parker Hannifin Corp.	16,625
350		Textron, Inc.	19,397
375	@@	Tyco International Ltd.	16,519
			691,690
		Office/Business Equipment: 0.1%
700		Pitney Bowes, Inc.	24,514
1,350		Xerox Corp.	20,210
			44,724
		Oil & Gas: 2.2%
740		Anadarko Petroleum Corp.	46,642
400		Apache Corp.	48,328
500		Chesapeake Energy Corp.	23,075
2,463		Chevron Corp.	210,242
1,866		ConocoPhillips	142,208
650		Devon Energy Corp.	67,815
250		ENSCO International, Inc.	15,655
200		EOG Resources, Inc.	24,000
6,170		ExxonMobil Corp.	521,859
300		Hess Corp.	26,454
670		Marathon Oil Corp.	30,552
250		Murphy Oil Corp.	20,535
300	@, @@	Nabors Industries Ltd.	10,131
150		Noble Corp.	7,451
290		Noble Energy, Inc.	21,112
1,030		Occidental Petroleum Corp.	75,365
250		Questar Corp.	14,140
100		Sunoco, Inc.	5,247
150		Tesoro Petroleum Corp.	4,500
650		Valero Energy Corp.	31,922
300		XTO Energy, Inc.	18,558
			1,365,791
		Oil & Gas Services: 0.4%
250		Baker Hughes, Inc.	17,125
600		Halliburton Co.	23,598
400	@	National Oilwell Varco, Inc.	23,352
1,200		Schlumberger Ltd.	104,400
100		Smith International, Inc.	6,423
309	@	Transocean, Inc.	41,777
200	@	Weatherford International Ltd.	14,494
			231,169
		Packaging & Containers: 0.0%
420		Ball Corp.	19,295
300	@	Pactiv Corp.	7,863
			27,158
		Pharmaceuticals: 1.0%
1,200		Abbott Laboratories	66,180
350		Allergan, Inc.	19,737
250		AmerisourceBergen Corp.	10,245
1,850		Bristol-Myers Squibb Co.	39,405
230		Cardinal Health, Inc.	12,077
1,150		Eli Lilly & Co.	59,329
270	@	Express Scripts, Inc.	17,366
460	@	Forest Laboratories, Inc.	18,405
900	@	Gilead Sciences, Inc.	46,377
516	@	King Pharmaceuticals, Inc.	4,489
600	@	Medco Health Solutions, Inc.	26,274
2,280		Merck & Co., Inc.	86,526
7,640		Pfizer, Inc.	159,905
1,600		Schering-Plough Corp.	23,056
200	@	Watson Pharmaceuticals, Inc.	5,864
1,330		Wyeth	55,541
			650,776
		Pipelines: 0.1%
550		El Paso Corp.	9,152
400		Spectra Energy Corp.	9,100
650		Williams Cos., Inc.	21,437
			39,689
		Retail: 1.1%
150		Abercrombie & Fitch Co.	10,971
100	@	Autozone, Inc.	11,383
535		Best Buy Co., Inc.	22,181
400	@	Big Lots, Inc.	8,920
660	@	Coach, Inc.	19,899
530		Costco Wholesale Corp.	34,434
1,353		CVS Caremark Corp.	54,810
210		Darden Restaurants, Inc.	6,836

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Retail (continued)
400		Family Dollar Stores, Inc.	$7,800
200	@	GameStop Corp.	10,342
880		Gap, Inc.	17,318
1,210		Home Depot, Inc.	33,844
200		JC Penney Co., Inc.	7,542
400		Limited Brands, Inc.	6,840
1,360		Lowe’s Cos., Inc.	31,198
300		Macy’s, Inc.	6,918
1,200		McDonald’s Corp.	66,924
250		Polo Ralph Lauren Corp.	14,573
500		RadioShack Corp.	8,125
800		Staples, Inc.	17,688
810	@	Starbucks Corp.	14,175
300		Supervalu, Inc.	8,994
650		Target Corp.	32,942
740		TJX Cos., Inc.	24,472
650		Walgreen Co.	24,759
2,290		Wal-Mart Stores, Inc.	120,637
400		Wendy’s International, Inc.	9,224
610		Yum! Brands, Inc.	22,698
			656,447
		Savings & Loans: 0.1%
1,800		Hudson City Bancorp., Inc.	31,824
700		Sovereign Bancorp., Inc.	6,524
2,136		Washington Mutual, Inc.	22,001
			60,349
		Semiconductors: 0.5%
200		Analog Devices, Inc.	5,904
1,460		Applied Materials, Inc.	28,485
450	@	Broadcom Corp.	8,672
6,260		Intel Corp.	132,587
150		KLA-Tencor Corp.	5,565
1,200	@	LSI Logic Corp.	5,940
250	@	MEMC Electronic Materials, Inc.	17,725
490		National Semiconductor Corp.	8,977
200	@	Novellus Systems, Inc.	4,210
700	@	Nvidia Corp.	13,853
500	@	QLogic Corp.	7,675
1,700		Texas Instruments, Inc.	48,059
300		Xilinx, Inc.	7,125
			294,777
		Software: 0.7%
510	@	Adobe Systems, Inc.	18,151
240	@	Autodesk, Inc.	7,555
450	@	BMC Software, Inc.	14,634
790		CA, Inc.	17,775
250	@	Electronic Arts, Inc.	12,480
500		IMS Health, Inc.	10,505
8,760		Microsoft Corp.	248,609
1,000	@	Novell, Inc.	6,290
4,230	@	Oracle Corp.	82,739
			418,738
		Telecommunications: 1.1%
6,111		AT&T, Inc.	234,051
510		CenturyTel, Inc.	16,952
6,410	@	Cisco Systems, Inc.	154,417
1,000		Citizens Communications Co.	10,490
1,540		Corning, Inc.	37,022
202		Embarq Corp.	8,100
450	@	JDS Uniphase Corp.	6,026
500	@	Juniper Networks, Inc.	12,500
1,500		Motorola, Inc.	13,950
1,730		Qualcomm, Inc.	70,930
1,050		Qwest Communications International, Inc.	4,757
2,054		Sprint Nextel Corp.	13,741
2,500		Verizon Communications, Inc.	91,125
700		Windstream Corp.	8,365
			682,426
		Textiles: 0.0%
300		Cintas Corp.	8,562
			8,562
		Toys/Games/Hobbies: 0.0%
500		Hasbro, Inc.	13,950
			13,950
		Transportation: 0.3%
250		Burlington Northern Santa Fe Corp.	23,055
150		CH Robinson Worldwide, Inc.	8,160
220		CSX Corp.	12,335
150		Expeditors International Washington, Inc.	6,777
250		FedEx Corp.	23,168
200		Norfolk Southern Corp.	10,864
200		Ryder System, Inc.	12,182

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
		Transportation (continued)
200		Union Pacific Corp.		$25,076
900		United Parcel Service, Inc. - Class B		65,718
				187,335
		Total Common Stock
		(Cost $13,369,924)		12,091,197
REAL ESTATE INVESTMENT TRUSTS: 0.2%
		Apartments: 0.0%
400		Equity Residential		16,596
				16,596
		Hotels: 0.0%
1,250		Host Hotels & Resorts, Inc.		19,900
				19,900
		Regional Malls: 0.1%
200		General Growth Properties, Inc.		7,634
150		Simon Property Group, Inc.		13,937
				21,571
		Storage: 0.1%
400		Public Storage, Inc.		35,448
				35,448
		Warehouse/Industrial: 0.0%
250		Prologis		14,715
				14,715
		Total Real Estate Investment Trusts
		(Cost $107,655)		108,230

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 72.4%
		Federal Home Loan Mortgage Corporation: 18.5%
$11,700,000	^^, Z	1.800%, due 03/15/09		$11,499,193
				11,499,193
		Federal National Mortgage Association: 42.8%
26,900,000	^^, Z	1.720%, due 12/15/08		26,576,505
				26,576,505
		Other U.S. Agency Obligations: 11.1%
7,000,000	^, Z	Resolution Funding Corp., 1.520%, due 01/15/09		6,915,055
				6,915,055
		Total U.S. Government Agency Obligations
		(Cost $44,466,367)		44,990,753
U.S. TREASURY OBLIGATIONS: 5.6%
		U.S. Treasury STRIP: 5.6%
3,524,000	^	Discount Note, due 11/15/08		3,489,229
		Total U.S. Treasury Obligations
		(Cost $3,475,156)		3,489,229
		Total Long-Term Investments
		(Cost $61,419,102)		60,679,409

Shares				Value
SHORT-TERM INVESTMENTS: 1.0%
		Mutual Fund: 0.5%
331,000	**	ING Institutional Prime Money Market Fund		$331,000
		Total Mutual Fund
		(Cost $331,000)		331,000

Principal Amount				Value
		Repurchase Agreement: 0.5%
$317,000		Goldman Sachs Repurchase Agreement dated 03/31/08, 2.250%, due 04/01/08, $317,020 to be received upon repurchase (Collateralized by $300,000 Federal Home Loan Bank, 4.875%, Market Value plus accrued interest $325,653, due 11/18/11)		$317,000
		Total Repurchase Agreement
		(Cost $317,000)		317,000
		Total Short-Term Investments
		(Cost $648,000)		648,000
		Total Investments in Securities
		(Cost $62,067,102)*	98.7%	$61,327,409
		Other Assets and Liabilities - Net	1.3	802,037
		Net Assets	100.0%	$62,129,446

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2		as of March 31, 2008 (Unaudited) (continued)
@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^	Interest Only (IO) Security
^^	Principal Only (PO) Security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $62,562,798.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$328,834
	Gross Unrealized Depreciation	(1,564,223)
	Net Unrealized Depreciation	$(1,235,389)

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$12,530,405	$—
Level 2- Other Significant Observable Inputs	48,797,004	—
Level 3- Significant Unobservable Inputs	—	—
Total	$61,327,409	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 3	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 13.9%
		Advertising: 0.0%
720		Omnicom Group	$31,810
			31,810
		Aerospace/Defense: 0.3%
980		Boeing Co.	72,883
300		General Dynamics Corp.	25,011
200		Goodrich Corp.	11,502
150		L-3 Communications Holdings, Inc.	16,401
450		Lockheed Martin Corp.	44,685
620		Northrop Grumman Corp.	48,242
200		Raytheon Co.	12,922
1,160		United Technologies Corp.	79,831
			311,477
		Agriculture: 0.2%
2,330		Altria Group, Inc.	51,726
730		Archer-Daniels-Midland Co.	30,047
2,330	@	Philip Morris International, Inc.	117,851
240		Reynolds American, Inc.	14,167
			213,791
		Airlines: 0.0%
2,000		Southwest Airlines Co.	24,800
			24,800
		Apparel: 0.1%
820		Nike, Inc.	55,760
200		VF Corp.	15,502
			71,262
		Auto Manufacturers: 0.0%
1,500	@	Ford Motor Co.	8,580
600		General Motors Corp.	11,430
175		Paccar, Inc.	7,875
			27,885
		Auto Parts & Equipment: 0.1%
200	@	Goodyear Tire & Rubber Co.	5,160
1,040		Johnson Controls, Inc.	35,152
			40,312
		Banks: 0.7%
4,524		Bank of America Corp.	171,505
1,500		Bank of New York Mellon Corp.	62,595
500		BB&T Corp.	16,030
531		Capital One Financial Corp.	26,136
300		Comerica, Inc.	10,524
1,000		Fifth Third Bancorp.	20,920
900		Huntington Bancshares, Inc.	9,675
300		Keycorp.	6,585
1,400		Marshall & Ilsley Corp.	32,480
300		Northern Trust Corp.	19,941
2,240		Regions Financial Corp.	44,240
650		State Street Corp.	51,350
200		US Bancorp.	6,472
2,729		Wachovia Corp.	73,683
2,680		Wells Fargo & Co.	77,988
300		Zions Bancorp.	13,665
			643,789
		Beverages: 0.3%
1,030		Anheuser-Busch Cos., Inc.	48,874
1,770		Coca-Cola Co.	107,740
600	@	Constellation Brands, Inc.	10,602
100		Molson Coors Brewing Co.	5,257
680		Pepsi Bottling Group, Inc.	23,059
1,570		PepsiCo, Inc.	113,354
			308,886
		Biotechnology: 0.1%
1,400	@	Amgen, Inc.	58,492
400	@	Biogen Idec, Inc.	24,676
360	@	Celgene Corp.	22,064
150	@	Genzyme Corp.	11,181
			116,413
		Building Materials: 0.0%
920		Masco Corp.	18,244
100		Trane, Inc.	4,590
			22,834
		Chemicals: 0.4%
300		Air Products & Chemicals, Inc.	27,600
980		Dow Chemical Co.	36,113
100		Eastman Chemical Co.	6,245

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 3	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
500		Ecolab, Inc.	$21,715
1,500		EI Du Pont de Nemours & Co.	70,140
500		International Flavors & Fragrances, Inc.	22,025
520		Monsanto Co.	57,980
470		PPG Industries, Inc.	28,440
200		Praxair, Inc.	16,846
200		Sherwin-Williams Co.	10,208
700		Sigma-Aldrich Corp.	41,755
			339,067
		Coal: 0.0%
100		Consol Energy, Inc.	6,919
200		Peabody Energy Corp.	10,200
			17,119
		Commercial Services: 0.1%
200	@	Apollo Group, Inc. - Class A	8,640
300		McKesson Corp.	15,711
400		Moody’s Corp.	13,932
210		Paychex, Inc.	7,195
400		Robert Half International, Inc.	10,296
600		RR Donnelley & Sons Co.	18,186
940		Western Union Co.	19,994
			93,954
		Computers: 0.7%
300	@	Affiliated Computer Services, Inc.	15,033
1,000	@	Apple, Inc.	143,500
400	@	Cognizant Technology Solutions Corp.	11,532
250	@	Computer Sciences Corp.	10,198
2,750	@	Dell, Inc.	54,780
600		Electronic Data Systems Corp.	9,990
2,690	@	EMC Corp.	38,575
2,980		Hewlett-Packard Co.	136,067
1,570		International Business Machines Corp.	180,770
320	@	Lexmark International, Inc.	9,830
400	@	NetApp, Inc.	8,020
400	@	Sandisk Corp.	9,028
800	@	Sun Microsystems, Inc.	12,424
300	@	Teradata Corp.	6,618
			646,365
		Cosmetics/Personal Care: 0.3%
300		Avon Products, Inc.	11,862
430		Colgate-Palmolive Co.	33,501
3,672		Procter & Gamble Co.	257,297
			302,660
		Distribution/Wholesale: 0.0%
600		Genuine Parts Co.	24,132
			24,132
		Diversified Financial Services: 0.8%
1,190		American Express Co.	52,027
378		Ameriprise Financial, Inc.	19,599
1,150		Charles Schwab Corp.	21,655
450		CIT Group, Inc.	5,333
5,040		Citigroup, Inc.	107,957
30		CME Group, Inc.	14,073
730		Countrywide Financial Corp.	4,015
370		Discover Financial Services	6,057
1,090		Fannie Mae	28,689
170		Franklin Resources, Inc.	16,488
900		Freddie Mac	22,788
560		Goldman Sachs Group, Inc.	92,618
100	@	IntercontinentalExchange, Inc.	13,050
3,900		JPMorgan Chase & Co.	167,505
100		Legg Mason, Inc.	5,598
560		Lehman Brothers Holdings, Inc.	21,078
780		Merrill Lynch & Co., Inc.	31,777
1,140		Morgan Stanley	52,098
330		Nyse Euronext	20,364
450	@	SLM Corp.	6,908
			709,677
		Electric: 0.4%
700		American Electric Power Co., Inc.	29,141
330		Constellation Energy Group, Inc.	29,129
800		Dominion Resources, Inc.	32,672
400		DTE Energy Co.	15,556
3,400		Duke Energy Corp.	60,690
600		Edison International	29,412
200		Entergy Corp.	21,816
500		Exelon Corp.	40,635
620		FirstEnergy Corp.	42,544
800		FPL Group, Inc.	50,192
800		PPL Corp.	36,736
200		Public Service Enterprise Group, Inc.	8,038
300		Southern Co.	10,683
			407,244

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 3	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Electrical Components & Equipment: 0.0%
320		Emerson Electric Co.	$16,467
300		Molex, Inc.	6,948
			23,415
		Electronics: 0.1%
770	@	Agilent Technologies, Inc.	22,969
400		Applera Corp. - Applied Biosystems Group	13,144
500		Jabil Circuit, Inc.	4,730
560	@	Thermo Electron Corp.	31,830
625	@@	Tyco Electronics Ltd.	21,450
100	@	Waters Corp.	5,570
			99,693
		Engineering & Construction: 0.0%
200		Fluor Corp.	28,232
100	@	Jacobs Engineering Group, Inc.	7,359
			35,591
		Entertainment: 0.0%
250		International Game Technology	10,053
			10,053
		Environmental Control: 0.0%
800	@	Allied Waste Industries, Inc.	8,648
500		Waste Management, Inc.	16,780
			25,428
		Food: 0.2%
300		ConAgra Foods, Inc.	7,185
800		General Mills, Inc.	47,904
870		HJ Heinz Co.	40,864
500		Kellogg Co.	26,280
1,041		Kraft Foods, Inc.	32,281
400		Kroger Co.	10,160
500		Safeway, Inc.	14,675
1,500		Sara Lee Corp.	20,970
300		WM Wrigley Jr. Co.	18,852
			219,171
		Forest Products & Paper: 0.0%
300		International Paper Co.	8,160
200		MeadWestvaco Corp.	5,444
100		Weyerhaeuser Co.	6,504
			20,108
		Gas: 0.1%
700		NiSource, Inc.	12,068
600		Sempra Energy	31,968
			44,036
		Hand/Machine Tools: 0.1%
300		Black & Decker Corp.	19,830
190		Snap-On, Inc.	9,662
270		Stanley Works	12,857
			42,349
		Healthcare - Products: 0.5%
690		Baxter International, Inc.	39,896
100		Becton Dickinson & Co.	8,585
1,600	@	Boston Scientific Corp.	20,592
425	@@	Covidien Ltd.	18,806
100		CR Bard, Inc.	9,640
3,210		Johnson & Johnson	208,233
1,200		Medtronic, Inc.	58,044
300	@	Patterson Cos., Inc.	10,890
400	@	St. Jude Medical, Inc.	17,276
200		Stryker Corp.	13,010
100	@	Varian Medical Systems, Inc.	4,684
100	@	Zimmer Holdings, Inc.	7,786
			417,442
		Healthcare - Services: 0.2%
580		Aetna, Inc.	24,412
190	@	Coventry Health Care, Inc.	7,667
300	@	Humana, Inc.	13,458
200	@	Laboratory Corp. of America Holdings	14,736
1,450		UnitedHealth Group, Inc.	49,822
700	@	WellPoint, Inc.	30,891
			140,986
		Home Builders: 0.0%
300		Centex Corp.	7,263
700		D.R. Horton, Inc.	11,025
400		KB Home	9,892
800		Pulte Homes, Inc.	11,640
			39,820
		Household Products/Wares: 0.1%
300		Clorox Co.	16,992
650		Kimberly-Clark Corp.	41,958
			58,950

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 3	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Housewares: 0.0%
700		Newell Rubbermaid, Inc.	$16,009
			16,009
		Insurance: 0.7%
510	@@	ACE Ltd.	28,081
720		Aflac, Inc.	46,764
600		Allstate Corp.	28,836
2,790		American International Group, Inc.	120,668
300		AON Corp.	12,060
100		Assurant, Inc.	6,086
840		Chubb Corp.	41,563
380		Cigna Corp.	15,417
200		Cincinnati Financial Corp.	7,608
500		Genworth Financial, Inc.	11,320
400		Hartford Financial Services Group, Inc.	30,308
600		Lincoln National Corp.	31,200
300		Loews Corp.	12,066
400		Marsh & McLennan Cos., Inc.	9,740
1,190		Metlife, Inc.	71,709
340		Progressive Corp.	5,464
740		Prudential Financial, Inc.	57,905
160		Safeco Corp.	7,021
280		Torchmark Corp.	16,831
780		Travelers Cos., Inc.	37,323
300		UnumProvident Corp.	6,603
			604,573
		Internet: 0.3%
200	@	Akamai Technologies, Inc.	5,632
400	@	Amazon.com, Inc.	28,520
1,150	@	eBay, Inc.	34,316
300	@	Expedia, Inc.	6,567
300	@	Google, Inc. - Class A	132,141
400	@	IAC/InterActiveCorp.	8,304
1,417	@	Symantec Corp.	23,551
1,400	@	Yahoo!, Inc.	40,502
			279,533
		Iron/Steel: 0.1%
100		Allegheny Technologies, Inc.	7,136
240		Nucor Corp.	16,258
170		United States Steel Corp.	21,568
			44,962
		Leisure Time: 0.0%
600		Carnival Corp.	24,288
			24,288
		Lodging: 0.0%
300		Marriott International, Inc.	10,308
270		Starwood Hotels & Resorts Worldwide, Inc.	13,973
			24,281
		Machinery - Construction & Mining: 0.1%
800		Caterpillar, Inc.	62,632
200	@	Terex Corp.	12,500
			75,132
		Machinery - Diversified: 0.1%
300		Cummins, Inc.	14,046
500		Deere & Co.	40,220
			54,266
		Media: 0.3%
300		CBS Corp. - Class B	6,624
600		Clear Channel Communications, Inc.	17,532
2,350		Comcast Corp. – Class A	45,449
1,000	@	DIRECTV Group, Inc.	24,790
400		Gannett Co., Inc.	11,620
300		McGraw-Hill Cos., Inc.	11,085
100		Meredith Corp.	3,825
2,250		News Corp. - Class A	42,188
2,700		Time Warner, Inc.	37,854
600	@	Viacom - Class B	23,772
2,340		Walt Disney Co.	73,429
			298,168
		Metal Fabricate/Hardware: 0.0%
200		Precision Castparts Corp.	20,416
			20,416
		Mining: 0.1%
600		Alcoa, Inc.	21,636
465		Freeport-McMoRan Copper & Gold, Inc.	44,742
400		Newmont Mining Corp.	18,120
			84,498
		Miscellaneous Manufacturing: 0.8%
770		3M Co.	60,946
200		Cooper Industries Ltd.	8,030
120		Danaher Corp.	9,124
700		Dover Corp.	29,246
330		Eaton Corp.	26,291

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 3	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
11,770		General Electric Co.	$435,608
830		Honeywell International, Inc.	46,829
600		Illinois Tool Works, Inc.	28,938
300	@@	Ingersoll-Rand Co.	13,374
160		ITT Corp.	8,290
400		Leggett & Platt, Inc.	6,100
240		Parker Hannifin Corp.	16,625
300		Textron, Inc.	16,626
325	@@	Tyco International Ltd.	14,316
			720,343
		Office/Business Equipment: 0.1%
700		Pitney Bowes, Inc.	24,514
1,400		Xerox Corp.	20,958
			45,472
		Oil & Gas: 1.6%
760		Anadarko Petroleum Corp.	47,903
400		Apache Corp.	48,328
600		Chesapeake Energy Corp.	27,690
2,617		Chevron Corp.	223,387
1,977		ConocoPhillips	150,667
660		Devon Energy Corp.	68,858
300		ENSCO International, Inc.	18,786
200		EOG Resources, Inc.	24,000
6,500		ExxonMobil Corp.	549,770
300		Hess Corp.	26,454
720		Marathon Oil Corp.	32,832
300		Murphy Oil Corp.	24,642
300	@, @@	Nabors Industries Ltd.	10,131
200		Noble Corp.	9,934
340		Noble Energy, Inc.	24,752
1,120		Occidental Petroleum Corp.	81,950
200		Questar Corp.	11,312
200		Sunoco, Inc.	10,494
100		Tesoro Petroleum Corp.	3,000
700		Valero Energy Corp.	34,377
300		XTO Energy, Inc.	18,558
			1,447,825
		Oil & Gas Services: 0.3%
300		Baker Hughes, Inc.	20,550
600		Halliburton Co.	23,598
400	@	National Oilwell Varco, Inc.	23,352
1,300		Schlumberger Ltd.	113,100
100		Smith International, Inc.	6,423
399	@	Transocean, Inc.	53,945
300	@	Weatherford International Ltd.	21,741
			262,709
		Packaging & Containers: 0.0%
340		Ball Corp.	15,620
300	@	Pactiv Corp.	7,863
			23,483
		Pharmaceuticals: 0.8%
1,200		Abbott Laboratories	66,180
400		Allergan, Inc.	22,556
400		AmerisourceBergen Corp.	16,392
1,900		Bristol-Myers Squibb Co.	40,470
240		Cardinal Health, Inc.	12,602
1,200		Eli Lilly & Co.	61,908
320	@	Express Scripts, Inc.	20,582
400	@	Forest Laboratories, Inc.	16,004
1,000	@	Gilead Sciences, Inc.	51,530
200	@	Hospira, Inc.	8,554
624	@	King Pharmaceuticals, Inc.	5,429
600	@	Medco Health Solutions, Inc.	26,274
2,540		Merck & Co., Inc.	96,393
8,180		Pfizer, Inc.	171,207
1,650		Schering-Plough Corp.	23,777
200	@	Watson Pharmaceuticals, Inc.	5,864
1,480		Wyeth	61,805
			707,527
		Pipelines: 0.1%
600		El Paso Corp.	9,984
700		Spectra Energy Corp.	15,925
670		Williams Cos., Inc.	22,097
			48,006
		Retail: 0.8%
100		Abercrombie & Fitch Co.	7,314
100	@	Autozone, Inc.	11,383
625		Best Buy Co., Inc.	25,913
400	@	Big Lots, Inc.	8,920
720	@	Coach, Inc.	21,708
580		Costco Wholesale Corp.	37,683
1,471		CVS Caremark Corp.	59,590

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 3	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Retail (continued)
220		Darden Restaurants, Inc.	$7,161
400		Family Dollar Stores, Inc.	7,800
200	@	GameStop Corp.	10,342
920		Gap, Inc.	18,106
1,290		Home Depot, Inc.	36,081
200		JC Penney Co., Inc.	7,542
400		Limited Brands, Inc.	6,840
1,480		Lowe’s Cos., Inc.	33,951
300		Macy’s, Inc.	6,918
1,330		McDonald’s Corp.	74,174
200		Polo Ralph Lauren Corp.	11,658
500		RadioShack Corp.	8,125
805		Staples, Inc.	17,799
1,080	@	Starbucks Corp.	18,900
400		Supervalu, Inc.	11,992
660		Target Corp.	33,449
770		TJX Cos., Inc.	25,464
600		Walgreen Co.	22,854
2,370		Wal-Mart Stores, Inc.	124,852
400		Wendy’s International, Inc.	9,224
560		Yum! Brands, Inc.	20,838
			686,581
		Savings & Loans: 0.1%
1,900		Hudson City Bancorp., Inc.	33,592
700		Sovereign Bancorp., Inc.	6,524
2,223		Washington Mutual, Inc.	22,897
			63,013
		Semiconductors: 0.3%
200		Analog Devices, Inc.	5,904
1,610		Applied Materials, Inc.	31,411
600	@	Broadcom Corp.	11,562
6,380		Intel Corp.	135,128
200		KLA-Tencor Corp.	7,420
1,300	@	LSI Logic Corp.	6,435
200	@	MEMC Electronic Materials, Inc.	14,180
350		National Semiconductor Corp.	6,412
300	@	Novellus Systems, Inc.	6,315
600	@	Nvidia Corp.	11,874
600	@	QLogic Corp.	9,210
1,800		Texas Instruments, Inc.	50,886
300		Xilinx, Inc.	7,125
			303,862
		Software: 0.5%
610	@	Adobe Systems, Inc.	21,710
250	@	Autodesk, Inc.	7,870
470	@	BMC Software, Inc.	15,284
840		CA, Inc.	18,900
300	@	Electronic Arts, Inc.	14,976
500		IMS Health, Inc.	10,505
9,220		Microsoft Corp.	261,664
1,000	@	Novell, Inc.	6,290
4,730	@	Oracle Corp.	92,519
			449,718
		Telecommunications: 0.8%
6,420		AT&T, Inc.	245,886
660		CenturyTel, Inc.	21,938
6,790	@	Cisco Systems, Inc.	163,571
1,000		Citizens Communications Co.	10,490
1,670		Corning, Inc.	40,147
281		Embarq Corp.	11,268
600	@	JDS Uniphase Corp.	8,034
600	@	Juniper Networks, Inc.	15,000
2,080		Motorola, Inc.	19,344
1,840		Qualcomm, Inc.	75,440
1,700		Qwest Communications International, Inc.	7,701
1,935		Sprint Nextel Corp.	12,945
2,550		Verizon Communications, Inc.	92,948
700		Windstream Corp.	8,365
			733,077
		Textiles: 0.0%
300		Cintas Corp.	8,562
			8,562
		Toys/Games/Hobbies: 0.0%
500		Hasbro, Inc.	13,950
			13,950
		Transportation: 0.2%
300		Burlington Northern Santa Fe Corp.	27,666
100		CH Robinson Worldwide, Inc.	5,440
220		CSX Corp.	12,335
100		Expeditors International Washington, Inc.	4,518
300		FedEx Corp.	27,801
270		Norfolk Southern Corp.	14,666

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 3	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
		Transportation (continued)
200		Ryder System, Inc.		$12,182
200		Union Pacific Corp.		25,076
1,000		United Parcel Service, Inc. - Class B		73,020
				202,704
		Total Common Stock
		(Cost $13,983,412)		12,773,477
REAL ESTATE INVESTMENT TRUSTS: 0.1%
		Apartments: 0.0%
400		Equity Residential		16,596
				16,596
		Hotels: 0.0%
1,400		Host Hotels & Resorts, Inc.		22,288
				22,288
		Regional Malls: 0.0%
400		General Growth Properties, Inc.		15,268
200		Simon Property Group, Inc.		18,582
				33,850
		Storage: 0.1%
400		Public Storage, Inc.		35,448
				35,448
		Warehouse/Industrial: 0.0%
300		Prologis		17,658
				17,658
		Total Real Estate Investment Trusts
		(Cost $125,668)		125,840

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 76.8%
		Federal Home Loan Mortgage Corporation: 37.3%
$31,900,000	^^, Z	1.800%, due 03/15/09		$31,352,492
2,875,000	^, Z	1.830%, due 03/15/09		2,825,656
				34,178,148
		Federal National Mortgage Association: 24.0%
22,491,000	^, Z	1.800%, due 06/15/09		22,010,443
				22,010,443
		Other U.S. Agency Obligations: 15.5%
3,000,000		Israel Trust Certificates, 1.730%, due 05/15/09		2,941,908
11,500,000	^, Z	Resolution Funding Corp., 1.520%, due 04/15/09		11,320,508
				14,262,416
		Total U.S. Government Agency Obligations
		(Cost $69,693,562)		70,451,007
U.S. TREASURY OBLIGATIONS: 8.3%
		U.S. Treasury STRIP: 8.3%
7,682,000	^^	Discount Note, due 11/15/08		7,616,073
		Total U.S. Treasury Obligations
		(Cost $7,559,416)		7,616,073
		Total Long-Term Investments
		(Cost $91,362,058)		90,966,397

Shares				Value
SHORT-TERM INVESTMENTS: 1.0%
		Mutual Fund: 0.5%
450,000	**	ING Institutional Prime Money Market Fund		$450,000
		Total Mutual Fund
		(Cost $450,000)		450,000

Principal Amount				Value
		Repurchase Agreement: 0.5%
$442,000		Goldman Sachs Repurchase Agreement dated 03/31/08, 2.250%, due 04/01/08, $442,028 to be received upon repurchase (Collateralized by $420,000 Federal Home Loan Bank, 4.875%, Market Value plus accrued interest $455,914, due 11/18/11)		$442,000
		Total Repurchase Agreement
		(Cost $442,000)		442,000
		Total Short-Term Investments
		(Cost $892,000)		892,000
		Total Investments in Securities
		(Cost $92,254,058)*	100.1%	$91,858,397
		Other Assets and Liabilities - Net	(0.1)	(121,180)
		Net Assets	100.0%	$91,737,217

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 3	as of March 31, 2008 (Unaudited) (continued)

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^	Interest Only (IO) Security
^^	Principal Only (PO) Security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $92,729,135.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$719,062
	Gross Unrealized Depreciation	(1,589,800)
	Net Unrealized Depreciation	$(870,738)

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 3	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$13,349,308	$—
Level 2- Other Significant Observable Inputs	78,509,089	—
Level 3- Significant Unobservable Inputs	—	—
Total	$91,858,397	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 22.1%
		Advertising: 0.1%
500		Omnicom Group	$22,090
			22,090
		Aerospace/Defense: 0.5%
650		Boeing Co.	48,341
150		General Dynamics Corp.	12,506
100		Goodrich Corp.	5,751
150		L-3 Communications Holdings, Inc.	16,401
260		Lockheed Martin Corp.	25,818
440		Northrop Grumman Corp.	34,236
100		Raytheon Co.	6,461
750		United Technologies Corp.	51,615
			201,129
		Agriculture: 0.4%
1,600		Altria Group, Inc.	35,520
440		Archer-Daniels-Midland Co.	18,110
1,600	@	Philip Morris International, Inc.	80,928
200		Reynolds American, Inc.	11,806
			146,364
		Airlines: 0.0%
1,400		Southwest Airlines Co.	17,360
			17,360
		Apparel: 0.1%
540		Nike, Inc.	36,720
200		VF Corp.	15,502
			52,222
		Auto Manufacturers: 0.1%
1,200	@	Ford Motor Co.	6,864
400		General Motors Corp.	7,620
200		Paccar, Inc.	9,000
			23,484
		Auto Parts & Equipment: 0.1%
200	@	Goodyear Tire & Rubber Co.	5,160
700		Johnson Controls, Inc.	23,660
			28,820
		Banks: 1.1%
3,003		Bank of America Corp.	113,844
1,100		Bank of New York Mellon Corp.	45,903
300		BB&T Corp.	9,618
269		Capital One Financial Corp.	13,240
100		Comerica, Inc.	3,508
700		Fifth Third Bancorp.	14,644
600		Huntington Bancshares, Inc.	6,450
200		Keycorp.	4,390
899		Marshall & Ilsley Corp.	20,857
200		Northern Trust Corp.	13,294
1,537		Regions Financial Corp.	30,356
450		State Street Corp.	35,550
200		US Bancorp.	6,472
1,876		Wachovia Corp.	50,652
1,800		Wells Fargo & Co.	52,380
200		Zions Bancorp.	9,110
			430,268
		Beverages: 0.5%
650		Anheuser-Busch Cos., Inc.	30,843
1,200		Coca-Cola Co.	73,044
400	@	Constellation Brands, Inc.	7,068
100		Molson Coors Brewing Co.	5,257
400		Pepsi Bottling Group, Inc.	13,564
1,090		PepsiCo, Inc.	78,698
			208,474
		Biotechnology: 0.2%
900	@	Amgen, Inc.	37,602
300	@	Biogen Idec, Inc.	18,507
250	@	Celgene Corp.	15,323
100	@	Genzyme Corp.	7,454
			78,886
		Building Materials: 0.1%
650		Masco Corp.	12,890
100		Trane, Inc.	4,590
			17,480
		Chemicals: 0.6%
200		Air Products & Chemicals, Inc.	18,400
650		Dow Chemical Co.	23,953
100		Eastman Chemical Co.	6,245

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
300		Ecolab, Inc.	$13,029
1,000		EI Du Pont de Nemours & Co.	46,760
300		International Flavors & Fragrances, Inc.	13,215
340		Monsanto Co.	37,910
310		PPG Industries, Inc.	18,758
100		Praxair, Inc.	8,423
50		Sherwin-Williams Co.	2,552
500		Sigma-Aldrich Corp.	29,825
			219,070
		Coal: 0.0%
100		Consol Energy, Inc.	6,919
200		Peabody Energy Corp.	10,200
			17,119
		Commercial Services: 0.2%
100	@	Apollo Group, Inc. - Class A	4,320
150		McKesson Corp.	7,856
300		Moody’s Corp.	10,449
200		Paychex, Inc.	6,852
200		Robert Half International, Inc.	5,148
500		RR Donnelley & Sons Co.	15,155
500		Western Union Co.	10,635
			60,415
		Computers: 1.1%
200	@	Affiliated Computer Services, Inc.	10,022
700	@	Apple, Inc.	100,450
200	@	Cognizant Technology Solutions Corp.	5,766
200	@	Computer Sciences Corp.	8,158
2,000	@	Dell, Inc.	39,840
400		Electronic Data Systems Corp.	6,660
1,700	@	EMC Corp.	24,378
2,050		Hewlett-Packard Co.	93,603
1,150		International Business Machines Corp.	132,411
200	@	Lexmark International, Inc.	6,144
200	@	NetApp, Inc.	4,010
200	@	Sandisk Corp.	4,514
625	@	Sun Microsystems, Inc.	9,706
200	@	Teradata Corp.	4,412
			450,074
		Cosmetics/Personal Care: 0.5%
200		Avon Products, Inc.	7,908
350		Colgate-Palmolive Co.	27,269
2,537		Procter & Gamble Co.	177,768
			212,945
		Distribution/Wholesale: 0.0%
400		Genuine Parts Co.	16,088
			16,088
		Diversified Financial Services: 1.3%
800		American Express Co.	34,976
280		Ameriprise Financial, Inc.	14,518
700		Charles Schwab Corp.	13,181
200		CIT Group, Inc.	2,370
3,500		Citigroup, Inc.	74,970
80		CME Group, Inc.	37,528
500		Countrywide Financial Corp.	2,750
400		Discover Financial Services	6,548
850		Fannie Mae	22,372
100		Franklin Resources, Inc.	9,699
600		Freddie Mac	15,192
350		Goldman Sachs Group, Inc.	57,887
100	@	IntercontinentalExchange, Inc.	13,050
2,700		JPMorgan Chase & Co.	115,965
100		Legg Mason, Inc.	5,598
380		Lehman Brothers Holdings, Inc.	14,303
550		Merrill Lynch & Co., Inc.	22,407
800		Morgan Stanley	36,560
250		Nyse Euronext	15,428
350	@	SLM Corp.	5,373
			520,675
		Electric: 0.7%
500		American Electric Power Co., Inc.	20,815
200		Constellation Energy Group, Inc.	17,654
600		Dominion Resources, Inc.	24,504
200		DTE Energy Co.	7,778
2,300		Duke Energy Corp.	41,055
400		Edison International	19,608
100		Entergy Corp.	10,908
400		Exelon Corp.	32,508
450		FirstEnergy Corp.	30,879
500		FPL Group, Inc.	31,370
600		PPL Corp.	27,552
200		Public Service Enterprise Group, Inc.	8,038
200		Southern Co.	7,122
			279,791

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Electrical Components & Equipment: 0.0%
200		Emerson Electric Co.	$10,292
200		Molex, Inc.	4,632
			14,924
		Electronics: 0.2%
400	@	Agilent Technologies, Inc.	11,932
400		Applera Corp. - Applied Biosystems Group	13,144
400		Jabil Circuit, Inc.	3,784
400	@	Thermo Electron Corp.	22,736
375	@@	Tyco Electronics Ltd.	12,870
50	@	Waters Corp.	2,785
			67,251
		Engineering & Construction: 0.1%
100		Fluor Corp.	14,116
100	@	Jacobs Engineering Group, Inc.	7,359
			21,475
		Entertainment: 0.0%
100		International Game Technology	4,021
			4,021
		Environmental Control: 0.1%
700	@	Allied Waste Industries, Inc.	7,567
500		Waste Management, Inc.	16,780
			24,347
		Food: 0.4%
200		ConAgra Foods, Inc.	4,790
500		General Mills, Inc.	29,940
600		HJ Heinz Co.	28,182
400		Kellogg Co.	21,024
721		Kraft Foods, Inc.	22,358
200		Kroger Co.	5,080
400		Safeway, Inc.	11,740
1,000		Sara Lee Corp.	13,980
200		WM Wrigley Jr. Co.	12,568
			149,662
		Forest Products & Paper: 0.0%
200		International Paper Co.	5,440
200		MeadWestvaco Corp.	5,444
100		Weyerhaeuser Co.	6,504
			17,388
		Gas: 0.1%
500		NiSource, Inc.	8,620
400		Sempra Energy	21,312
			29,932
		Hand/Machine Tools: 0.1%
160		Black & Decker Corp.	10,576
100		Snap-On, Inc.	5,085
200		Stanley Works	9,524
			25,185
		Healthcare - Products: 0.7%
450		Baxter International, Inc.	26,019
100		Becton Dickinson & Co.	8,585
700	@	Boston Scientific Corp.	9,009
275	@@	Covidien Ltd.	12,169
100		CR Bard, Inc.	9,640
2,200		Johnson & Johnson	142,714
900		Medtronic, Inc.	43,533
200	@	Patterson Cos., Inc.	7,260
200	@	St. Jude Medical, Inc.	8,638
100		Stryker Corp.	6,505
100	@	Varian Medical Systems, Inc.	4,684
100	@	Zimmer Holdings, Inc.	7,786
			286,542
		Healthcare - Services: 0.2%
390		Aetna, Inc.	16,415
180	@	Coventry Health Care, Inc.	7,263
150	@	Humana, Inc.	6,729
100	@	Laboratory Corp. of America Holdings	7,368
990		UnitedHealth Group, Inc.	34,016
490	@	WellPoint, Inc.	21,624
			93,415
		Home Builders: 0.1%
200		Centex Corp.	4,842
500		D.R. Horton, Inc.	7,875
200		KB Home	4,946
700		Pulte Homes, Inc.	10,185
			27,848
		Household Products/Wares: 0.1%
200		Clorox Co.	11,328
500		Kimberly-Clark Corp.	32,275
			43,603

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Housewares: 0.0%
500		Newell Rubbermaid, Inc.	$11,435
			11,435
		Insurance: 1.1%
380	@@	ACE Ltd.	20,923
550		Aflac, Inc.	35,723
390		Allstate Corp.	18,743
1,950		American International Group, Inc.	84,338
200		AON Corp.	8,040
100		Assurant, Inc.	6,086
560		Chubb Corp.	27,709
160		Cigna Corp.	6,491
200		Cincinnati Financial Corp.	7,608
400		Genworth Financial, Inc.	9,056
300		Hartford Financial Services Group, Inc.	22,731
400		Lincoln National Corp.	20,800
200		Loews Corp.	8,044
200		Marsh & McLennan Cos., Inc.	4,870
780		Metlife, Inc.	47,003
380		Progressive Corp.	6,107
460		Prudential Financial, Inc.	35,995
100		Safeco Corp.	4,388
200		Torchmark Corp.	12,022
580		Travelers Cos., Inc.	27,753
400		UnumProvident Corp.	8,804
			423,234
		Internet: 0.5%
200	@	Amazon.com, Inc.	14,260
900	@	eBay, Inc.	26,856
200	@	Expedia, Inc.	4,378
200	@	Google, Inc. - Class A	88,094
200	@	IAC/InterActiveCorp.	4,152
1,022	@	Symantec Corp.	16,986
900	@	Yahoo!, Inc.	26,037
			180,763
		Iron/Steel: 0.1%
100		Allegheny Technologies, Inc.	7,136
200		Nucor Corp.	13,548
100		United States Steel Corp.	12,687
			33,371
		Leisure Time: 0.0%
350		Carnival Corp.	14,168
			14,168
		Lodging: 0.0%
200		Marriott International, Inc.	6,872
150		Starwood Hotels & Resorts Worldwide, Inc.	7,763
			14,635
		Machinery - Construction & Mining: 0.1%
600		Caterpillar, Inc.	46,974
100	@	Terex Corp.	6,250
			53,224
		Machinery - Diversified: 0.1%
300		Cummins, Inc.	14,046
300		Deere & Co.	24,132
			38,178
		Media: 0.5%
400		CBS Corp. - Class B	8,832
400		Clear Channel Communications, Inc.	11,688
1,650		Comcast Corp. – Class A	31,911
700	@	DIRECTV Group, Inc.	17,353
300		Gannett Co., Inc.	8,715
220		McGraw-Hill Cos., Inc.	8,129
100		Meredith Corp.	3,825
1,550		News Corp. - Class A	29,063
2,000		Time Warner, Inc.	28,040
400	@	Viacom - Class B	15,848
1,550		Walt Disney Co.	48,639
			212,043
		Metal Fabricate/Hardware: 0.0%
100		Precision Castparts Corp.	10,208
			10,208
		Mining: 0.1%
400		Alcoa, Inc.	14,424
271		Freeport-McMoRan Copper & Gold, Inc.	26,076
200		Newmont Mining Corp.	9,060
			49,560
		Miscellaneous Manufacturing: 1.2%
500		3M Co.	39,575
100		Cooper Industries Ltd.	4,015
50		Danaher Corp.	3,802
500		Dover Corp.	20,890
250		Eaton Corp.	19,918
8,050		General Electric Co.	297,931

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
550		Honeywell International, Inc.	$31,031
400		Illinois Tool Works, Inc.	19,292
200	@@	Ingersoll-Rand Co.	8,916
100		ITT Corp.	5,181
300		Leggett & Platt, Inc.	4,575
200		Parker Hannifin Corp.	13,854
200		Textron, Inc.	11,084
275	@@	Tyco International Ltd.	12,114
			492,178
		Office/Business Equipment: 0.1%
500		Pitney Bowes, Inc.	17,510
1,000		Xerox Corp.	14,970
			32,480
		Oil & Gas: 2.5%
500		Anadarko Petroleum Corp.	31,515
300		Apache Corp.	36,246
400		Chesapeake Energy Corp.	18,460
1,843		Chevron Corp.	157,318
1,335		ConocoPhillips	101,740
400		Devon Energy Corp.	41,732
200		ENSCO International, Inc.	12,524
100		EOG Resources, Inc.	12,000
4,400		ExxonMobil Corp.	372,152
200		Hess Corp.	17,636
500		Marathon Oil Corp.	22,800
200		Murphy Oil Corp.	16,428
200	@, @@	Nabors Industries Ltd.	6,754
100		Noble Corp.	4,967
250		Noble Energy, Inc.	18,200
800		Occidental Petroleum Corp.	58,536
200		Questar Corp.	11,312
100		Sunoco, Inc.	5,247
200		Tesoro Petroleum Corp.	6,000
500		Valero Energy Corp.	24,555
175		XTO Energy, Inc.	10,826
			986,948
		Oil & Gas Services: 0.4%
200		Baker Hughes, Inc.	13,700
400		Halliburton Co.	15,732
300	@	National Oilwell Varco, Inc.	17,514
900		Schlumberger Ltd.	78,300
100		Smith International, Inc.	6,423
219	@	Transocean, Inc.	29,609
200	@	Weatherford International Ltd.	14,494
			175,772
		Packaging & Containers: 0.0%
200		Ball Corp.	9,188
200	@	Pactiv Corp.	5,242
			14,430
		Pharmaceuticals: 1.2%
900		Abbott Laboratories	49,635
300		Allergan, Inc.	16,917
180		AmerisourceBergen Corp.	7,376
1,300		Bristol-Myers Squibb Co.	27,690
180		Cardinal Health, Inc.	9,452
800		Eli Lilly & Co.	41,272
220	@	Express Scripts, Inc.	14,150
300	@	Forest Laboratories, Inc.	12,003
600	@	Gilead Sciences, Inc.	30,918
100	@	Hospira, Inc.	4,277
416	@	King Pharmaceuticals, Inc.	3,619
400	@	Medco Health Solutions, Inc.	17,516
1,700		Merck & Co., Inc.	64,515
5,600		Pfizer, Inc.	117,208
1,150		Schering-Plough Corp.	16,572
200	@	Watson Pharmaceuticals, Inc.	5,864
1,000		Wyeth	41,760
			480,744
		Pipelines: 0.1%
400		El Paso Corp.	6,656
500		Spectra Energy Corp.	11,375
450		Williams Cos., Inc.	14,841
			32,872
		Retail: 1.3%
100		Abercrombie & Fitch Co.	7,314
100	@	Autozone, Inc.	11,383
375		Best Buy Co., Inc.	15,548
300	@	Big Lots, Inc.	6,690
640	@	Coach, Inc.	19,296
400		Costco Wholesale Corp.	25,988
1,103		CVS Caremark Corp.	44,683
250		Darden Restaurants, Inc.	8,138

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Retail (continued)
400		Family Dollar Stores, Inc.	$7,800
200	@	GameStop Corp.	10,342
550		Gap, Inc.	10,824
870		Home Depot, Inc.	24,334
200		JC Penney Co., Inc.	7,542
200		Limited Brands, Inc.	3,420
1,200		Lowe’s Cos., Inc.	27,528
200		Macy’s, Inc.	4,612
850		McDonald’s Corp.	47,405
200		Polo Ralph Lauren Corp.	11,658
200		RadioShack Corp.	3,250
600		Staples, Inc.	13,266
650	@	Starbucks Corp.	11,375
200		Supervalu, Inc.	5,996
500		Target Corp.	25,340
600		TJX Cos., Inc.	19,842
500		Walgreen Co.	19,045
1,700		Wal-Mart Stores, Inc.	89,556
200		Wendy’s International, Inc.	4,612
400		Yum! Brands, Inc.	14,884
			501,671
		Savings & Loans: 0.1%
1,200		Hudson City Bancorp., Inc.	21,216
600		Sovereign Bancorp., Inc.	5,592
1,576		Washington Mutual, Inc.	16,233
			43,041
		Semiconductors: 0.6%
200		Analog Devices, Inc.	5,904
1,050		Applied Materials, Inc.	20,486
400	@	Broadcom Corp.	7,708
4,400		Intel Corp.	93,192
200		KLA-Tencor Corp.	7,420
900	@	LSI Logic Corp.	4,455
200	@	MEMC Electronic Materials, Inc.	14,180
250		National Semiconductor Corp.	4,580
200	@	Novellus Systems, Inc.	4,210
550	@	Nvidia Corp.	10,885
400	@	QLogic Corp.	6,140
1,200		Texas Instruments, Inc.	33,924
200		Xilinx, Inc.	4,750
			217,834
		Software: 0.8%
460	@	Adobe Systems, Inc.	16,371
200	@	Autodesk, Inc.	6,296
250	@	BMC Software, Inc.	8,130
550		CA, Inc.	12,375
200	@	Electronic Arts, Inc.	9,984
400		IMS Health, Inc.	8,404
6,200		Microsoft Corp.	175,956
700	@	Novell, Inc.	4,403
3,200	@	Oracle Corp.	62,592
			304,511
		Telecommunications: 1.2%
4,451		AT&T, Inc.	170,473
350		CenturyTel, Inc.	11,634
4,600	@	Cisco Systems, Inc.	110,814
700		Citizens Communications Co.	7,343
1,250		Corning, Inc.	30,050
152		Embarq Corp.	6,095
400	@	JDS Uniphase Corp.	5,356
300	@	Juniper Networks, Inc.	7,500
1,110		Motorola, Inc.	10,323
1,200		Qualcomm, Inc.	49,200
1,000		Qwest Communications International, Inc.	4,530
1,346		Sprint Nextel Corp.	9,005
1,800		Verizon Communications, Inc.	65,610
500		Windstream Corp.	5,975
			493,908
		Textiles: 0.0%
200		Cintas Corp.	5,708
			5,708
		Toys/Games/Hobbies: 0.0%
400		Hasbro, Inc.	11,160
			11,160
		Transportation: 0.4%
200		Burlington Northern Santa Fe Corp.	18,444
100		CH Robinson Worldwide, Inc.	5,440
180		CSX Corp.	10,093
200		Expeditors International Washington, Inc.	9,036
250		FedEx Corp.	23,168
200		Norfolk Southern Corp.	10,864
100		Ryder System, Inc.	6,091

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
		Transportation (continued)
150		Union Pacific Corp.		$18,807
700		United Parcel Service, Inc. - Class B		51,114
				153,057
		Total Common Stock
		(Cost $9,726,389)		8,795,480
REAL ESTATE INVESTMENT TRUSTS: 0.2%
		Apartments: 0.0%
300		Equity Residential		12,447
				12,447
		Hotels: 0.0%
900		Host Hotels & Resorts, Inc.		14,328
				14,328
		Regional Malls: 0.1%
200		General Growth Properties, Inc.		7,634
100		Simon Property Group, Inc.		9,291
				16,925
		Storage: 0.1%
300		Public Storage, Inc.		26,586
				26,586
		Warehouse/Industrial: 0.0%
200		Prologis		11,772
				11,772
		Total Real Estate Investment Trusts
		(Cost $81,995)		82,058

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 54.2%
		Federal National Mortgage Association: 40.6%
$16,500,000	^, Z	1.800%, due 06/15/09		$16,148,240
				16,148,240
		Other U.S. Agency Obligations: 13.6%
5,500,000	^, Z	Resolution Funding Corp., 1.520%, due 04/15/09		5,414,156
				5,414,156
		Total U.S. Government Agency Obligations
		(Cost $21,013,051)		21,562,396
U.S. TREASURY OBLIGATIONS: 22.6%
		U.S. Treasury STRIP: 22.6%
9,152,000	^^	Discount Note, due 08/15/09		8,966,233

		Total U.S. Treasury Obligations
		(Cost $8,876,020)		8,966,233
		Total Long-Term Investments
		(Cost $39,697,455)		39,406,167

Shares				Value
SHORT-TERM INVESTMENTS: 0.2%
		Mutual Fund: 0.2%
72,000	**	ING Institutional Prime Money Market Fund		$72,000
		Total Short-Term Investments
		(Cost $72,000)		72,000
		Total Investments in Securities
		(Cost $39,769,455)*	99.3%	$39,478,167
		Other Assets and Liabilities - Net	0.7	283,608
		Net Assets	100.0%	$39,761,775

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	**	Investment in affiliate
	^	Interest Only (IO) Security
	^^	Principal Only (PO) Security
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	*	Cost for federal income tax purposes is $40,328,654.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$251,433
		Gross Unrealized Depreciation		(1,101,920)
		Net Unrealized Depreciation		$(850,487)

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$8,949,525	$—
Level 2- Other Significant Observable Inputs	30,528,642	—
Level 3- Significant Unobservable Inputs	—	—
Total	$39,478,167	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 35.8%
		Advertising: 0.1%
560		Omnicom Group	$24,741
			24,741
		Aerospace/Defense: 0.9%
780		Boeing Co.	58,009
200		General Dynamics Corp.	16,674
200		Goodrich Corp.	11,502
150		L-3 Communications Holdings, Inc.	16,401
330		Lockheed Martin Corp.	32,769
510		Northrop Grumman Corp.	39,683
100		Raytheon Co.	6,461
880		United Technologies Corp.	60,562
			242,061
		Agriculture: 0.6%
1,780		Altria Group, Inc.	39,516
530		Archer-Daniels-Midland Co.	21,815
1,780	@	Philip Morris International, Inc.	90,032
250		Reynolds American, Inc.	14,758
			166,121
		Airlines: 0.1%
1,500		Southwest Airlines Co.	18,600
			18,600
		Apparel: 0.2%
590		Nike, Inc.	40,120
200		VF Corp.	15,502
			55,622
		Auto Manufacturers: 0.1%
1,470	@	Ford Motor Co.	8,408
400		General Motors Corp.	7,620
137		Paccar, Inc.	6,165
			22,193
		Auto Parts & Equipment: 0.1%
200	@	Goodyear Tire & Rubber Co.	5,160
720		Johnson Controls, Inc.	24,336
			29,496
		Banks: 1.8%
3,243		Bank of America Corp.	122,942
1,250		Bank of New York Mellon Corp.	52,163
300		BB&T Corp.	9,618
296		Capital One Financial Corp.	14,569
200		Comerica, Inc.	7,016
800		Fifth Third Bancorp.	16,736
600		Huntington Bancshares, Inc.	6,450
200		Keycorp.	4,390
999		Marshall & Ilsley Corp.	23,177
300		Northern Trust Corp.	19,941
1,650		Regions Financial Corp.	32,588
440		State Street Corp.	34,760
200		US Bancorp.	6,472
2,125		Wachovia Corp.	57,375
2,040		Wells Fargo & Co.	59,364
250		Zions Bancorp.	11,388
			478,949
		Beverages: 0.9%
740		Anheuser-Busch Cos., Inc.	35,113
1,400		Coca-Cola Co.	85,218
400	@	Constellation Brands, Inc.	7,068
100		Molson Coors Brewing Co.	5,257
390		Pepsi Bottling Group, Inc.	13,225
1,200		PepsiCo, Inc.	86,640
			232,521
		Biotechnology: 0.3%
980	@	Amgen, Inc.	40,944
300	@	Biogen Idec, Inc.	18,507
250	@	Celgene Corp.	15,323
110	@	Genzyme Corp.	8,199
			82,973
		Building Materials: 0.1%
700		Masco Corp.	13,881
100		Trane, Inc.	4,590
			18,471
		Chemicals: 1.0%
200		Air Products & Chemicals, Inc.	18,400
730		Dow Chemical Co.	26,901
100		Eastman Chemical Co.	6,245

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
400		Ecolab, Inc.	$17,372
1,150		EI Du Pont de Nemours & Co.	53,774
300		International Flavors & Fragrances, Inc.	13,215
430		Monsanto Co.	47,945
400		PPG Industries, Inc.	24,204
100		Praxair, Inc.	8,423
140		Sherwin-Williams Co.	7,146
550		Sigma-Aldrich Corp.	32,808
			256,433
		Coal: 0.1%
100		Consol Energy, Inc.	6,919
200		Peabody Energy Corp.	10,200
			17,119
		Commercial Services: 0.2%
150	@	Apollo Group, Inc. - Class A	6,480
160		McKesson Corp.	8,379
220		Moody’s Corp.	7,663
210		Paychex, Inc.	7,195
300		Robert Half International, Inc.	7,722
500		RR Donnelley & Sons Co.	15,155
550		Western Union Co.	11,699
			64,293
		Computers: 1.8%
200	@	Affiliated Computer Services, Inc.	10,022
700	@	Apple, Inc.	100,450
300	@	Cognizant Technology Solutions Corp.	8,649
190	@	Computer Sciences Corp.	7,750
2,260	@	Dell, Inc.	45,019
450		Electronic Data Systems Corp.	7,493
2,070	@	EMC Corp.	29,684
2,230		Hewlett-Packard Co.	101,822
1,210		International Business Machines Corp.	139,319
250	@	Lexmark International, Inc.	7,680
250	@	NetApp, Inc.	5,013
250	@	Sandisk Corp.	5,643
750	@	Sun Microsystems, Inc.	11,648
200	@	Teradata Corp.	4,412
			484,604
		Cosmetics/Personal Care: 0.9%
300		Avon Products, Inc.	11,862
400		Colgate-Palmolive Co.	31,164
2,842		Procter & Gamble Co.	199,139
			242,165
		Distribution/Wholesale: 0.1%
500		Genuine Parts Co.	20,110
			20,110
		Diversified Financial Services: 2.1%
920		American Express Co.	40,222
284		Ameriprise Financial, Inc.	14,725
750		Charles Schwab Corp.	14,123
250		CIT Group, Inc.	2,963
3,900		Citigroup, Inc.	83,538
80		CME Group, Inc.	37,528
1,000		Countrywide Financial Corp.	5,500
485		Discover Financial Services	7,939
830		Fannie Mae	21,846
150		Franklin Resources, Inc.	14,549
650		Freddie Mac	16,458
360		Goldman Sachs Group, Inc.	59,540
100	@	IntercontinentalExchange, Inc.	13,050
3,000		JPMorgan Chase & Co.	128,850
100		Legg Mason, Inc.	5,598
410		Lehman Brothers Holdings, Inc.	15,432
640		Merrill Lynch & Co., Inc.	26,074
820		Morgan Stanley	37,474
230		Nyse Euronext	14,193
300	@	SLM Corp.	4,605
			564,207
		Electric: 1.1%
500		American Electric Power Co., Inc.	20,815
210		Constellation Energy Group, Inc.	18,537
600		Dominion Resources, Inc.	24,504
150		DTE Energy Co.	5,834
2,450		Duke Energy Corp.	43,733
400		Edison International	19,608
100		Entergy Corp.	10,908
350		Exelon Corp.	28,445
500		FirstEnergy Corp.	34,310
550		FPL Group, Inc.	34,507
600		PPL Corp.	27,552
200		Public Service Enterprise Group, Inc.	8,038
200		Southern Co.	7,122
			283,913

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Electrical Components & Equipment: 0.1%
200		Emerson Electric Co.	$10,292
300		Molex, Inc.	6,948
			17,240
		Electronics: 0.3%
480	@	Agilent Technologies, Inc.	14,318
300		Applera Corp. - Applied Biosystems Group	9,858
400		Jabil Circuit, Inc.	3,784
430	@	Thermo Electron Corp.	24,441
450	@@	Tyco Electronics Ltd.	15,444
90	@	Waters Corp.	5,013
			72,858
		Engineering & Construction: 0.1%
100		Fluor Corp.	14,116
100	@	Jacobs Engineering Group, Inc.	7,359
			21,475
		Entertainment: 0.0%
100		International Game Technology	4,021
			4,021
		Environmental Control: 0.1%
400	@	Allied Waste Industries, Inc.	4,324
500		Waste Management, Inc.	16,780
			21,104
		Food: 0.6%
200		ConAgra Foods, Inc.	4,790
630		General Mills, Inc.	37,724
650		HJ Heinz Co.	30,531
400		Kellogg Co.	21,024
819		Kraft Foods, Inc.	25,397
260		Kroger Co.	6,604
300		Safeway, Inc.	8,805
1,100		Sara Lee Corp.	15,378
200		WM Wrigley Jr. Co.	12,568
			162,821
		Forest Products & Paper: 0.1%
250		International Paper Co.	6,800
300		MeadWestvaco Corp.	8,166
100		Weyerhaeuser Co.	6,504
			21,470
		Gas: 0.1%
500		NiSource, Inc.	8,620
500		Sempra Energy	26,640
			35,260
		Hand/Machine Tools: 0.1%
250		Black & Decker Corp.	16,525
110		Snap-On, Inc.	5,594
160		Stanley Works	7,619
			29,738
		Healthcare - Products: 1.2%
500		Baxter International, Inc.	28,910
100		Becton Dickinson & Co.	8,585
900	@	Boston Scientific Corp.	11,583
300	@@	Covidien Ltd.	13,275
50		CR Bard, Inc.	4,820
2,450		Johnson & Johnson	158,932
950		Medtronic, Inc.	45,952
200	@	Patterson Cos., Inc.	7,260
300	@	St. Jude Medical, Inc.	12,957
200		Stryker Corp.	13,010
100	@	Varian Medical Systems, Inc.	4,684
100	@	Zimmer Holdings, Inc.	7,786
			317,754
		Healthcare - Services: 0.4%
410		Aetna, Inc.	17,257
215	@	Coventry Health Care, Inc.	8,675
200	@	Humana, Inc.	8,972
100	@	Laboratory Corp. of America Holdings	7,368
1,120		UnitedHealth Group, Inc.	38,483
490	@	WellPoint, Inc.	21,624
			102,379
		Home Builders: 0.1%
200		Centex Corp.	4,842
400		D.R. Horton, Inc.	6,300
300		KB Home	7,419
800		Pulte Homes, Inc.	11,640
			30,201
		Household Products/Wares: 0.2%
300		Clorox Co.	16,992
550		Kimberly-Clark Corp.	35,503
			52,495

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Housewares: 0.0%
500		Newell Rubbermaid, Inc.	$11,435
			11,435
		Insurance: 1.7%
340	@@	ACE Ltd.	18,720
550		Aflac, Inc.	35,723
420		Allstate Corp.	20,185
2,120		American International Group, Inc.	91,690
150		AON Corp.	6,030
100		Assurant, Inc.	6,086
630		Chubb Corp.	31,172
270		Cigna Corp.	10,954
200		Cincinnati Financial Corp.	7,608
300		Genworth Financial, Inc.	6,792
310		Hartford Financial Services Group, Inc.	23,489
400		Lincoln National Corp.	20,800
200		Loews Corp.	8,044
300		Marsh & McLennan Cos., Inc.	7,305
920		Metlife, Inc.	55,439
370		Progressive Corp.	5,946
580		Prudential Financial, Inc.	45,385
170		Safeco Corp.	7,460
230		Torchmark Corp.	13,825
640		Travelers Cos., Inc.	30,624
450		UnumProvident Corp.	9,905
			463,182
		Internet: 0.6%
250	@	Amazon.com, Inc.	17,825
930	@	eBay, Inc.	27,751
300	@	Expedia, Inc.	6,567
150	@	Google, Inc. - Class A	66,071
300	@	IAC/InterActiveCorp.	6,228
1,098	@	Symantec Corp.	18,249
900	@	Yahoo!, Inc.	26,037
			168,728
		Iron/Steel: 0.1%
100		Allegheny Technologies, Inc.	7,136
200		Nucor Corp.	13,548
150		United States Steel Corp.	19,031
			39,715
		Leisure Time: 0.0%
310		Carnival Corp.	12,549
			12,549
		Lodging: 0.1%
300		Marriott International, Inc.	10,308
160		Starwood Hotels & Resorts Worldwide, Inc.	8,280
			18,588
		Machinery - Construction & Mining: 0.2%
650		Caterpillar, Inc.	50,889
200	@	Terex Corp.	12,500
			63,389
		Machinery - Diversified: 0.2%
250		Cummins, Inc.	11,705
350		Deere & Co.	28,154
			39,859
		Media: 0.8%
300		CBS Corp. - Class B	6,624
350		Clear Channel Communications, Inc.	10,227
1,750		Comcast Corp. – Class A	33,845
800	@	DIRECTV Group, Inc.	19,832
300		Gannett Co., Inc.	8,715
230		McGraw-Hill Cos., Inc.	8,499
100		Meredith Corp.	3,825
1,700		News Corp. - Class A	31,875
2,050		Time Warner, Inc.	28,741
500	@	Viacom - Class B	19,810
1,780		Walt Disney Co.	55,856
			227,849
		Metal Fabricate/Hardware: 0.0%
100		Precision Castparts Corp.	10,208
			10,208
		Mining: 0.2%
400		Alcoa, Inc.	14,424
321		Freeport-McMoRan Copper & Gold, Inc.	30,887
200		Newmont Mining Corp.	9,060
			54,371
		Miscellaneous Manufacturing: 2.0%
640		3M Co.	50,656
100		Cooper Industries Ltd.	4,015
80		Danaher Corp.	6,082
550		Dover Corp.	22,979
210		Eaton Corp.	16,731
8,880		General Electric Co.	328,649

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
590		Honeywell International, Inc.	$33,288
500		Illinois Tool Works, Inc.	24,115
200	@@	Ingersoll-Rand Co.	8,916
50		ITT Corp.	2,591
300		Leggett & Platt, Inc.	4,575
250		Parker Hannifin Corp.	17,318
250		Textron, Inc.	13,855
300	@@	Tyco International Ltd.	13,215
			546,985
		Office/Business Equipment: 0.1%
500		Pitney Bowes, Inc.	17,510
1,050		Xerox Corp.	15,719
			33,229
		Oil & Gas: 4.0%
610		Anadarko Petroleum Corp.	38,448
300		Apache Corp.	36,246
400		Chesapeake Energy Corp.	18,460
2,025		Chevron Corp.	172,854
1,451		ConocoPhillips	110,581
460		Devon Energy Corp.	47,992
200		ENSCO International, Inc.	12,524
100		EOG Resources, Inc.	12,000
4,940		ExxonMobil Corp.	417,825
300		Hess Corp.	26,454
560		Marathon Oil Corp.	25,536
200		Murphy Oil Corp.	16,428
200	@, @@	Nabors Industries Ltd.	6,754
150		Noble Corp.	7,451
210		Noble Energy, Inc.	15,288
850		Occidental Petroleum Corp.	62,195
150		Questar Corp.	8,484
100		Sunoco, Inc.	5,247
200		Tesoro Petroleum Corp.	6,000
510		Valero Energy Corp.	25,046
212		XTO Energy, Inc.	13,114
			1,084,927
		Oil & Gas Services: 0.7%
200		Baker Hughes, Inc.	13,700
600		Halliburton Co.	23,598
300	@	National Oilwell Varco, Inc.	17,514
950		Schlumberger Ltd.	82,650
100		Smith International, Inc.	6,423
239	@	Transocean, Inc.	32,313
200	@	Weatherford International Ltd.	14,494
			190,692
		Packaging & Containers: 0.1%
280		Ball Corp.	12,863
200	@	Pactiv Corp.	5,242
			18,105
		Pharmaceuticals: 1.9%
950		Abbott Laboratories	52,393
300		Allergan, Inc.	16,917
220		AmerisourceBergen Corp.	9,016
1,400		Bristol-Myers Squibb Co.	29,820
160		Cardinal Health, Inc.	8,402
900		Eli Lilly & Co.	46,431
220	@	Express Scripts, Inc.	14,150
300	@	Forest Laboratories, Inc.	12,003
680	@	Gilead Sciences, Inc.	35,040
100	@	Hospira, Inc.	4,277
516	@	King Pharmaceuticals, Inc.	4,489
500	@	Medco Health Solutions, Inc.	21,895
1,810		Merck & Co., Inc.	68,690
6,230		Pfizer, Inc.	130,394
1,250		Schering-Plough Corp.	18,013
200	@	Watson Pharmaceuticals, Inc.	5,864
1,090		Wyeth	45,518
			523,312
		Pipelines: 0.1%
650		El Paso Corp.	10,816
500		Spectra Energy Corp.	11,375
490		Williams Cos., Inc.	16,160
			38,351
		Retail: 2.0%
50		Abercrombie & Fitch Co.	3,657
100	@	Autozone, Inc.	11,383
485		Best Buy Co., Inc.	20,108
300	@	Big Lots, Inc.	6,690
510	@	Coach, Inc.	15,377
440		Costco Wholesale Corp.	28,587
1,186		CVS Caremark Corp.	48,045
140		Darden Restaurants, Inc.	4,557

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Retail (continued)
250		Family Dollar Stores, Inc.	$4,875
200	@	GameStop Corp.	10,342
640		Gap, Inc.	12,595
1,060		Home Depot, Inc.	29,648
200		JC Penney Co., Inc.	7,542
300		Limited Brands, Inc.	5,130
1,340		Lowe’s Cos., Inc.	30,740
200		Macy’s, Inc.	4,612
1,030		McDonald’s Corp.	57,443
150		Polo Ralph Lauren Corp.	8,744
500		RadioShack Corp.	8,125
595		Staples, Inc.	13,155
630	@	Starbucks Corp.	11,025
300		Supervalu, Inc.	8,994
530		Target Corp.	26,860
590		TJX Cos., Inc.	19,511
400		Walgreen Co.	15,236
1,880		Wal-Mart Stores, Inc.	99,038
300		Wendy’s International, Inc.	6,918
580		Yum! Brands, Inc.	21,582
			540,519
		Savings & Loans: 0.2%
1,350		Hudson City Bancorp., Inc.	23,868
800		Sovereign Bancorp., Inc.	7,456
1,766		Washington Mutual, Inc.	18,190
			49,514
		Semiconductors: 0.9%
200		Analog Devices, Inc.	5,904
1,310		Applied Materials, Inc.	25,558
250	@	Broadcom Corp.	4,818
4,880		Intel Corp.	103,358
200		KLA-Tencor Corp.	7,420
1,000	@	LSI Logic Corp.	4,950
200	@	MEMC Electronic Materials, Inc.	14,180
250		National Semiconductor Corp.	4,580
200	@	Novellus Systems, Inc.	4,210
525	@	Nvidia Corp.	10,390
400	@	QLogic Corp.	6,140
1,350		Texas Instruments, Inc.	38,165
200		Xilinx, Inc.	4,750
			234,423
		Software: 1.3%
400	@	Adobe Systems, Inc.	14,236
270	@	Autodesk, Inc.	8,500
280	@	BMC Software, Inc.	9,106
590		CA, Inc.	13,275
200	@	Electronic Arts, Inc.	9,984
400		IMS Health, Inc.	8,404
7,060		Microsoft Corp.	200,363
900	@	Novell, Inc.	5,661
3,520	@	Oracle Corp.	68,851
			338,380
		Telecommunications: 2.1%
4,914		AT&T, Inc.	188,206
410		CenturyTel, Inc.	13,628
5,150	@	Cisco Systems, Inc.	124,064
800		Citizens Communications Co.	8,392
1,440		Corning, Inc.	34,618
151		Embarq Corp.	6,055
400	@	JDS Uniphase Corp.	5,356
400	@	Juniper Networks, Inc.	10,000
1,190		Motorola, Inc.	11,067
1,420		Qualcomm, Inc.	58,220
1,800		Qwest Communications International, Inc.	8,154
1,533		Sprint Nextel Corp.	10,256
1,900		Verizon Communications, Inc.	69,255
500		Windstream Corp.	5,975
			553,246
		Textiles: 0.0%
200		Cintas Corp.	5,708
			5,708
		Toys/Games/Hobbies: 0.0%
400		Hasbro, Inc.	11,160
			11,160
		Transportation: 0.6%
200		Burlington Northern Santa Fe Corp.	18,444
100		CH Robinson Worldwide, Inc.	5,440
200		CSX Corp.	11,214
200		Expeditors International Washington, Inc.	9,036
210		FedEx Corp.	19,461
190		Norfolk Southern Corp.	10,321
200		Ryder System, Inc.	12,182

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
		Transportation (continued)
150		Union Pacific Corp.		$18,807
700		United Parcel Service, Inc. - Class B		51,114
				156,019
		Total Common Stock
		(Cost $10,484,674)		9,627,851
REAL ESTATE INVESTMENT TRUSTS: 0.3%
		Apartments: 0.0%
300		Equity Residential		12,447
				12,447
		Hotels: 0.0%
900		Host Hotels & Resorts, Inc.		14,328
				14,328
		Regional Malls: 0.1%
150		General Growth Properties, Inc.		5,726
100		Simon Property Group, Inc.		9,291
				15,017
		Storage: 0.1%
300		Public Storage, Inc.		26,586
				26,586
		Warehouse/Industrial: 0.1%
250		Prologis		14,715
				14,715
		Total Real Estate Investment Trusts
		(Cost $82,013)		83,093

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 14.2%
		Other U.S. Agency Obligations: 14.2%
$4,164,000	Z	Financing Corp., 2.470%, due 10/06/11		$3,826,787
		Total U.S. Government Agency Obligations
		(Cost $3,744,903)		3,826,787
U.S. TREASURY OBLIGATIONS: 47.6%
		U.S. Treasury STRIP: 47.6%
13,713,000	^	Discount Note, due 08/15/11		12,810,077
		Total U.S. Treasury Obligations
		(Cost $12,541,922)		12,810,077
		Total Long-Term Investments
		(Cost $26,853,512)		26,347,808

Shares				Value
SHORT-TERM INVESTMENTS: 2.2%
		Mutual Fund: 1.8%
500,000	**	ING Institutional Prime Money Market Fund		$500,000
		Total Mutual Fund
		(Cost $500,000)		500,000

Principal Amount				Value
		Repurchase Agreement: 0.4%
$100,000		Goldman Sachs Repurchase Agreement dated 03/31/08, 2.250%, due 04/01/08, $100,006 to be received upon repurchase (Collateralized by $95,000 Federal Home Loan Bank, 4.875%, Market Value plus accrued interest $103,123, due 11/18/11)		$100,000
		Total Repurchase Agreement
		(Cost $100,000)		100,000
		Total Short-Term Investments
		(Cost $600,000)		600,000
		Total Investments in Securities
		(Cost $27,453,512)*	100.1%	$26,947,808
		Other Assets and Liabilities - Net	(0.1)	(26,379)
		Net Assets	100.0%	$26,921,429
	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	**	Investment in affiliate
	^	Interest Only (IO) Security
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $28,313,608.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$527,929
		Gross Unrealized Depreciation		(1,893,729)
		Net Unrealized Depreciation		$(1,365,800)

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$10,210,926	$—
Level 2- Other Significant Observable Inputs	16,736,882	—
Level 3- Significant Unobservable Inputs	—	—
Total	$26,947,808	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 36.4%
		Advertising: 0.1%
1,252		Omnicom Group	$55,313
			55,313
		Aerospace/Defense: 0.8%
1,439		Boeing Co.	107,018
400		General Dynamics Corp.	33,348
200		Goodrich Corp.	11,502
199		L-3 Communications Holdings, Inc.	21,759
725		Lockheed Martin Corp.	71,993
859		Northrop Grumman Corp.	66,839
200		Raytheon Co.	12,922
1,730		United Technologies Corp.	119,059
			444,440
		Agriculture: 0.6%
3,560		Altria Group, Inc.	79,032
1,113		Archer-Daniels-Midland Co.	45,811
3,560	@	Philip Morris International, Inc.	180,065
496		Reynolds American, Inc.	29,279
			334,187
		Airlines: 0.1%
3,100		Southwest Airlines Co.	38,440
			38,440
		Apparel: 0.2%
1,148		Nike, Inc.	78,064
400		VF Corp.	31,004
			109,068
		Auto Manufacturers: 0.1%
3,101	@	Ford Motor Co.	17,738
1,100		General Motors Corp.	20,955
155		Paccar, Inc.	6,975
			45,668
		Auto Parts & Equipment: 0.1%
400	@	Goodyear Tire & Rubber Co.	10,320
1,431		Johnson Controls, Inc.	48,368
			58,688
		Banks: 1.8%
6,869		Bank of America Corp.	260,404
2,600		Bank of New York Mellon Corp.	108,498
700		BB&T Corp.	22,442
671		Capital One Financial Corp.	33,027
200		Comerica, Inc.	7,016
1,300		Fifth Third Bancorp.	27,196
1,200		Huntington Bancshares, Inc.	12,900
500		Keycorp.	10,975
2,098		Marshall & Ilsley Corp.	48,674
500		Northern Trust Corp.	33,235
3,410		Regions Financial Corp.	67,348
1,038		State Street Corp.	82,002
200		US Bancorp.	6,472
4,355		Wachovia Corp.	117,585
4,034		Wells Fargo & Co.	117,389
500		Zions Bancorp.	22,775
			977,938
		Beverages: 0.9%
1,505		Anheuser-Busch Cos., Inc.	71,412
2,943		Coca-Cola Co.	179,140
1,200	@	Constellation Brands, Inc.	21,204
200		Molson Coors Brewing Co.	10,514
1,147		Pepsi Bottling Group, Inc.	38,895
2,577		PepsiCo, Inc.	186,059
			507,224
		Biotechnology: 0.3%
2,018	@	Amgen, Inc.	84,312
560	@	Biogen Idec, Inc.	34,546
660	@	Celgene Corp.	40,451
212	@	Genzyme Corp.	15,802
			175,111
		Building Materials: 0.1%
1,483		Masco Corp.	29,408
200		Trane, Inc.	9,180
			38,588
		Chemicals: 0.9%
400		Air Products & Chemicals, Inc.	36,800
1,292		Dow Chemical Co.	47,610
200		Eastman Chemical Co.	12,490

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
700		Ecolab, Inc.	$30,401
2,380		EI Du Pont de Nemours & Co.	111,289
700		International Flavors & Fragrances, Inc.	30,835
738		Monsanto Co.	82,287
653		PPG Industries, Inc.	39,513
200		Praxair, Inc.	16,846
193		Sherwin-Williams Co.	9,851
1,100		Sigma-Aldrich Corp.	65,615
			483,537
		Coal: 0.1%
200		Consol Energy, Inc.	13,838
500		Peabody Energy Corp.	25,500
			39,338
		Commercial Services: 0.3%
260	@	Apollo Group, Inc. - Class A	11,232
434		McKesson Corp.	22,729
676		Moody’s Corp.	23,545
226		Paychex, Inc.	7,743
700		Robert Half International, Inc.	18,018
1,100		RR Donnelley & Sons Co.	33,341
1,157		Western Union Co.	24,609
			141,217
		Computers: 1.8%
200	@	Affiliated Computer Services, Inc.	10,022
1,500	@	Apple, Inc.	215,250
500	@	Cognizant Technology Solutions Corp.	14,415
416	@	Computer Sciences Corp.	16,969
4,523	@	Dell, Inc.	90,098
1,000		Electronic Data Systems Corp.	16,650
4,453	@	EMC Corp.	63,856
4,453		Hewlett-Packard Co.	203,324
2,570		International Business Machines Corp.	295,910
627	@	Lexmark International, Inc.	19,261
700	@	NetApp, Inc.	14,035
480	@	Sandisk Corp.	10,834
1,505	@	Sun Microsystems, Inc.	23,373
400	@	Teradata Corp.	8,824
			1,002,821
		Cosmetics/Personal Care: 0.9%
500		Avon Products, Inc.	19,770
708		Colgate-Palmolive Co.	55,160
5,718		Procter & Gamble Co.	400,660
			475,590
		Distribution/Wholesale: 0.1%
1,200		Genuine Parts Co.	48,264
			48,264
		Diversified Financial Services: 2.0%
1,798		American Express Co.	78,609
675		Ameriprise Financial, Inc.	34,999
1,440		Charles Schwab Corp.	27,115
706		CIT Group, Inc.	8,366
7,855		Citigroup, Inc.	168,254
90		CME Group, Inc.	42,219
1,740		Countrywide Financial Corp.	9,570
1,262		Discover Financial Services	20,659
1,498		Fannie Mae	39,427
216		Franklin Resources, Inc.	20,950
880		Freddie Mac	22,282
716		Goldman Sachs Group, Inc.	118,419
100	@	IntercontinentalExchange, Inc.	13,050
6,140		JPMorgan Chase & Co.	263,713
100		Legg Mason, Inc.	5,598
894		Lehman Brothers Holdings, Inc.	33,650
1,182		Merrill Lynch & Co., Inc.	48,155
1,825		Morgan Stanley	83,403
380		Nyse Euronext	23,450
498	@	SLM Corp.	7,644
			1,069,532
		Electric: 1.1%
1,100		American Electric Power Co., Inc.	45,793
505		Constellation Energy Group, Inc.	44,576
1,200		Dominion Resources, Inc.	49,008
400		DTE Energy Co.	15,556
5,100		Duke Energy Corp.	91,035
1,000		Edison International	49,020
200		Entergy Corp.	21,816
700		Exelon Corp.	56,889
852		FirstEnergy Corp.	58,464
1,200		FPL Group, Inc.	75,288
1,300		PPL Corp.	59,696
376		Public Service Enterprise Group, Inc.	15,111
200		Southern Co.	7,122
			589,374

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Electrical Components & Equipment: 0.1%
542		Emerson Electric Co.	$27,891
600		Molex, Inc.	13,896
			41,787
		Electronics: 0.3%
876	@	Agilent Technologies, Inc.	26,131
800		Applera Corp. - Applied Biosystems Group	26,288
1,000		Jabil Circuit, Inc.	9,460
1,047	@	Thermo Electron Corp.	59,511
1,000	@@	Tyco Electronics Ltd.	34,320
222	@	Waters Corp.	12,365
			168,075
		Engineering & Construction: 0.1%
200		Fluor Corp.	28,232
200	@	Jacobs Engineering Group, Inc.	14,718
			42,950
		Entertainment: 0.0%
210		International Game Technology	8,444
			8,444
		Environmental Control: 0.1%
2,100	@	Allied Waste Industries, Inc.	22,701
800		Waste Management, Inc.	26,848
			49,549
		Food: 0.6%
500		ConAgra Foods, Inc.	11,975
1,146		General Mills, Inc.	68,622
1,288		HJ Heinz Co.	60,497
800		Kellogg Co.	42,048
1,669		Kraft Foods, Inc.	51,756
552		Kroger Co.	14,021
800		Safeway, Inc.	23,480
2,300		Sara Lee Corp.	32,154
500		WM Wrigley Jr. Co.	31,420
			335,973
		Forest Products & Paper: 0.1%
540		International Paper Co.	14,688
500		MeadWestvaco Corp.	13,610
200		Weyerhaeuser Co.	13,008
			41,306
		Gas: 0.1%
1,100		NiSource, Inc.	18,964
1,100		Sempra Energy	58,608
			77,572
		Hand/Machine Tools: 0.1%
526		Black & Decker Corp.	34,769
159		Snap-On, Inc.	8,085
208		Stanley Works	9,905
			52,759
		Healthcare - Products: 1.2%
1,143		Baxter International, Inc.	66,088
100		Becton Dickinson & Co.	8,585
1,800	@	Boston Scientific Corp.	23,166
700	@@	Covidien Ltd.	30,975
200		CR Bard, Inc.	19,280
5,059		Johnson & Johnson	328,177
2,000		Medtronic, Inc.	96,740
400	@	Patterson Cos., Inc.	14,520
600	@	St. Jude Medical, Inc.	25,914
500		Stryker Corp.	32,525
200	@	Varian Medical Systems, Inc.	9,368
120	@	Zimmer Holdings, Inc.	9,343
			664,681
		Healthcare - Services: 0.4%
884		Aetna, Inc.	37,208
500	@	Coventry Health Care, Inc.	20,175
476	@	Humana, Inc.	21,353
154	@	Laboratory Corp. of America Holdings	11,347
2,370		UnitedHealth Group, Inc.	81,433
1,148	@	WellPoint, Inc.	50,661
			222,177
		Home Builders: 0.1%
500		Centex Corp.	12,105
1,200		D.R. Horton, Inc.	18,900
500		KB Home	12,365
1,200		Pulte Homes, Inc.	17,460
			60,830
		Household Products/Wares: 0.2%
500		Clorox Co.	28,320
1,204		Kimberly-Clark Corp.	77,718
			106,038

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Housewares: 0.0%
1,200		Newell Rubbermaid, Inc.	$27,444
			27,444
		Insurance: 1.7%
739	@@	ACE Ltd.	40,689
1,156		Aflac, Inc.	75,082
864		Allstate Corp.	41,524
4,443		American International Group, Inc.	192,160
480		AON Corp.	19,296
200		Assurant, Inc.	12,172
1,184		Chubb Corp.	58,584
639		Cigna Corp.	25,924
200		Cincinnati Financial Corp.	7,608
800		Genworth Financial, Inc.	18,112
722		Hartford Financial Services Group, Inc.	54,706
800		Lincoln National Corp.	41,600
400		Loews Corp.	16,088
800		Marsh & McLennan Cos., Inc.	19,480
1,872		Metlife, Inc.	112,807
632		Progressive Corp.	10,156
1,143		Prudential Financial, Inc.	89,440
259		Safeco Corp.	11,365
519		Torchmark Corp.	31,197
1,217		Travelers Cos., Inc.	58,233
700		UnumProvident Corp.	15,407
			951,630
		Internet: 0.7%
200	@	Akamai Technologies, Inc.	5,632
740	@	Amazon.com, Inc.	52,762
1,964	@	eBay, Inc.	58,606
700	@	Expedia, Inc.	15,323
380	@	Google, Inc. - Class A	167,379
700	@	IAC/InterActiveCorp.	14,532
1,841	@	Symantec Corp.	30,597
2,000	@	Yahoo!, Inc.	57,860
			402,691
		Iron/Steel: 0.1%
200		Allegheny Technologies, Inc.	14,272
234		Nucor Corp.	15,851
193		United States Steel Corp.	24,486
			54,609
		Leisure Time: 0.1%
864		Carnival Corp.	34,975
			34,975
		Lodging: 0.1%
500		Marriott International, Inc.	17,180
465		Starwood Hotels & Resorts Worldwide, Inc.	24,064
			41,244
		Machinery - Construction & Mining: 0.2%
1,180		Caterpillar, Inc.	92,382
200	@	Terex Corp.	12,500
			104,882
		Machinery - Diversified: 0.2%
516		Cummins, Inc.	24,159
740		Deere & Co.	59,526
			83,685
		Media: 1.0%
700		CBS Corp. - Class B	15,456
1,140		Clear Channel Communications, Inc.	33,311
3,670		Comcast Corp. – Class A	70,978
1,700	@	DIRECTV Group, Inc.	42,143
600		Gannett Co., Inc.	17,430
700		McGraw-Hill Cos., Inc.	25,865
200		Meredith Corp.	7,650
3,540		News Corp. - Class A	66,375
4,400		Time Warner, Inc.	61,688
1,100	@	Viacom - Class B	43,582
3,414		Walt Disney Co.	107,131
100		Washington Post	66,150
			557,759
		Metal Fabricate/Hardware: 0.0%
200		Precision Castparts Corp.	20,416
			20,416
		Mining: 0.2%
1,000		Alcoa, Inc.	36,060
736		Freeport-McMoRan Copper & Gold, Inc.	70,818
600		Newmont Mining Corp.	27,180
			134,058
		Miscellaneous Manufacturing: 2.1%
1,150		3M Co.	91,023
200		Cooper Industries Ltd.	8,030
172		Danaher Corp.	13,077
1,100		Dover Corp.	45,958

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
478		Eaton Corp.	$38,082
18,263		General Electric Co.	675,914
1,386		Honeywell International, Inc.	78,198
1,000		Illinois Tool Works, Inc.	48,230
500	@@	Ingersoll-Rand Co.	22,290
164		ITT Corp.	8,497
700		Leggett & Platt, Inc.	10,675
439		Parker Hannifin Corp.	30,410
600		Textron, Inc.	33,252
600	@@	Tyco International Ltd.	26,430
			1,130,066
		Office/Business Equipment: 0.1%
1,200		Pitney Bowes, Inc.	42,024
2,300		Xerox Corp.	34,431
			76,455
		Oil & Gas: 4.1%
1,142		Anadarko Petroleum Corp.	71,980
700		Apache Corp.	84,574
800		Chesapeake Energy Corp.	36,920
3,981		Chevron Corp.	339,818
3,072		ConocoPhillips	234,117
1,040		Devon Energy Corp.	108,503
600		ENSCO International, Inc.	37,572
200		EOG Resources, Inc.	24,000
10,195		ExxonMobil Corp.	862,293
600		Hess Corp.	52,908
1,154		Marathon Oil Corp.	52,622
200		Murphy Oil Corp.	16,428
500	@, @@	Nabors Industries Ltd.	16,885
200		Noble Corp.	9,934
570		Noble Energy, Inc.	41,496
1,664		Occidental Petroleum Corp.	121,755
400		Questar Corp.	22,624
200		Sunoco, Inc.	10,494
200		Tesoro Petroleum Corp.	6,000
1,166		Valero Energy Corp.	57,262
475		XTO Energy, Inc.	29,384
			2,237,569
		Oil & Gas Services: 0.7%
500		Baker Hughes, Inc.	34,250
864		Halliburton Co.	33,981
700	@	National Oilwell Varco, Inc.	40,866
1,940		Schlumberger Ltd.	168,780
200		Smith International, Inc.	12,846
609	@	Transocean, Inc.	82,337
200	@	Weatherford International Ltd.	14,494
			387,554
		Packaging & Containers: 0.1%
536		Ball Corp.	24,624
500	@	Pactiv Corp.	13,105
			37,729
		Pharmaceuticals: 2.0%
2,040		Abbott Laboratories	112,506
600		Allergan, Inc.	33,834
366		AmerisourceBergen Corp.	14,999
3,000		Bristol-Myers Squibb Co.	63,900
203		Cardinal Health, Inc.	10,660
1,900		Eli Lilly & Co.	98,021
520	@	Express Scripts, Inc.	33,446
703	@	Forest Laboratories, Inc.	28,127
1,442	@	Gilead Sciences, Inc.	74,306
200	@	Hospira, Inc.	8,554
1,027	@	King Pharmaceuticals, Inc.	8,935
1,000	@	Medco Health Solutions, Inc.	43,790
3,801		Merck & Co., Inc.	144,248
12,535		Pfizer, Inc.	262,358
2,620		Schering-Plough Corp.	37,754
400	@	Watson Pharmaceuticals, Inc.	11,728
2,034		Wyeth	84,940
			1,072,106
		Pipelines: 0.2%
1,200		El Paso Corp.	19,968
1,100		Spectra Energy Corp.	25,025
1,208		Williams Cos., Inc.	39,840
			84,833
		Retail: 2.0%
200		Abercrombie & Fitch Co.	14,628
170	@	Autozone, Inc.	19,351
835		Best Buy Co., Inc.	34,619
800	@	Big Lots, Inc.	17,840
1,178	@	Coach, Inc.	35,517
1,134		Costco Wholesale Corp.	73,676

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Retail (continued)
2,335		CVS Caremark Corp.	$94,591
257		Darden Restaurants, Inc.	8,365
640		Family Dollar Stores, Inc.	12,480
200	@	GameStop Corp.	10,342
1,503		Gap, Inc.	29,579
2,341		Home Depot, Inc.	65,478
400		JC Penney Co., Inc.	15,084
600		Limited Brands, Inc.	10,260
2,586		Lowe’s Cos., Inc.	59,323
400		Macy’s, Inc.	9,224
2,075		McDonald’s Corp.	115,723
200		Polo Ralph Lauren Corp.	11,658
1,200		RadioShack Corp.	19,500
1,232		Staples, Inc.	27,240
1,644	@	Starbucks Corp.	28,770
600		Supervalu, Inc.	17,988
1,154		Target Corp.	58,485
1,208		TJX Cos., Inc.	39,949
1,000		Walgreen Co.	38,090
3,780		Wal-Mart Stores, Inc.	199,130
700		Wendy’s International, Inc.	16,142
852		Yum! Brands, Inc.	31,703
			1,114,735
		Savings & Loans: 0.2%
2,900		Hudson City Bancorp., Inc.	51,272
1,700		Sovereign Bancorp., Inc.	15,844
3,554		Washington Mutual, Inc.	36,606
			103,722
		Semiconductors: 0.9%
200		Analog Devices, Inc.	5,904
2,445		Applied Materials, Inc.	47,702
700	@	Broadcom Corp.	13,489
10,314		Intel Corp.	218,451
500		KLA-Tencor Corp.	18,550
1,700	@	LSI Logic Corp.	8,415
200	@	MEMC Electronic Materials, Inc.	14,180
791		National Semiconductor Corp.	14,491
500	@	Novellus Systems, Inc.	10,525
1,150	@	Nvidia Corp.	22,759
1,200	@	QLogic Corp.	18,420
2,700		Texas Instruments, Inc.	76,329
500		Xilinx, Inc.	11,875
			481,090
		Software: 1.3%
1,016	@	Adobe Systems, Inc.	36,159
222	@	Autodesk, Inc.	6,989
625	@	BMC Software, Inc.	20,325
1,251		CA, Inc.	28,148
500	@	Electronic Arts, Inc.	24,960
800		IMS Health, Inc.	16,808
14,464		Microsoft Corp.	410,486
1,700	@	Novell, Inc.	10,693
7,205	@	Oracle Corp.	140,930
			695,498
		Telecommunications: 2.1%
10,025		AT&T, Inc.	383,958
1,008		CenturyTel, Inc.	33,506
10,545	@	Cisco Systems, Inc.	254,029
1,800		Citizens Communications Co.	18,882
2,750		Corning, Inc.	66,110
365		Embarq Corp.	14,637
1,300	@	JDS Uniphase Corp.	17,407
1,100	@	Juniper Networks, Inc.	27,500
2,513		Motorola, Inc.	23,371
2,734		Qualcomm, Inc.	112,094
3,300		Qwest Communications International, Inc.	14,949
4,002		Sprint Nextel Corp.	26,773
3,983		Verizon Communications, Inc.	145,180
1,200		Windstream Corp.	14,340
			1,152,736
		Textiles: 0.0%
500		Cintas Corp.	14,270
			14,270
		Toys/Games/Hobbies: 0.0%
800		Hasbro, Inc.	22,320
			22,320
		Transportation: 0.6%
400		Burlington Northern Santa Fe Corp.	36,888
200		CH Robinson Worldwide, Inc.	10,880
464		CSX Corp.	26,016
200		Expeditors International Washington, Inc.	9,036
486		FedEx Corp.	45,038

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
		Transportation (continued)
544		Norfolk Southern Corp.		$29,550
400		Ryder System, Inc.		24,364
220		Union Pacific Corp.		27,584
1,500		United Parcel Service, Inc. - Class B		109,530
				318,886
		Total Common Stock
		(Cost $21,055,987)		19,849,441
REAL ESTATE INVESTMENT TRUSTS: 0.3%
		Apartments: 0.0%
700		Equity Residential		29,043
				29,043
		Hotels: 0.1%
2,000		Host Hotels & Resorts, Inc.		31,840
				31,840
		Regional Malls: 0.1%
500		General Growth Properties, Inc.		19,085
200		Simon Property Group, Inc.		18,582
				37,667
		Storage: 0.1%
600		Public Storage, Inc.		53,172
				53,172
		Warehouse/Industrial: 0.0%
500		Prologis		29,430
				29,430
		Total Real Estate Investment Trusts
		(Cost $174,642)		181,152

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 30.1%
		Federal Home Loan Mortgage Corporation: 25.4%
$15,000,000	^^, Z	2.400%, due 09/15/11		$13,817,520
				13,817,520
		Federal National Mortgage Association: 4.7%
2,840,000	^, Z	2.660%, due 02/12/12		2,571,580
				2,571,580
		Total U.S. Government Agency Obligations
		(Cost $15,906,588)		16,389,100
U.S. TREASURY OBLIGATIONS: 32.8%
		U.S. Treasury STRIP: 32.8%
19,480,000	^	Discount Note, due 02/15/12		17,849,660
		Total U.S. Treasury Obligations
		(Cost $17,726,572)		17,849,660
		Total Long-Term Investments
		(Cost $54,863,789)		54,269,353

Shares				Value
SHORT-TERM INVESTMENTS: 0.5%
		Mutual Fund: 0.1%
75,000	**	ING Institutional Prime Money Market Fund		$75,000
		Total Mutual Fund
		(Cost $75,000)		75,000

Principal Amount				Value
		Repurchase Agreement: 0.4%
$202,000		Morgan Stanley Repurchase Agreement dated 03/31/08, 2.251%, due 04/01/08, $202,013 to be received upon repurchase (Collateralized by $205,000 Federal National Mortgage Association, 5.100%, Market Value plus accrued interest $207,916, due 09/10/09)		$202,000
		Total Repurchase Agreement
		(Cost $202,000)		202,000
		Total Short-Term Investments
		(Cost $277,000)		277,000
		Total Investments in Securities
		(Cost $55,140,789)*	100.1%	$54,546,353
		Other Assets and Liabilities - Net	(0.1)	(35,775)
		Net Assets	100.0%	$54,510,578
	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	**	Investment in affiliate
	^	Interest Only (IO) Security
	^^	Principal Only (PO) Security
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	*	Cost for federal income tax purposes is $57,880,639.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$891,489
		Gross Unrealized Depreciation		(4,225,775)
		Net Unrealized Depreciation		$(3,334,286)

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$20,105,592	$—
Level 2- Other Significant Observable Inputs	34,440,761	—
Level 3- Significant Unobservable Inputs	—	—
Total	$54,546,353	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 35.1%
		Advertising: 0.1%
670		Omnicom Group	$29,601
			29,601
		Aerospace/Defense: 0.8%
1,060		Boeing Co.	78,832
140		General Dynamics Corp.	11,672
150		Goodrich Corp.	8,627
160		L-3 Communications Holdings, Inc.	17,494
450		Lockheed Martin Corp.	44,685
616		Northrop Grumman Corp.	47,931
300		Raytheon Co.	19,383
1,140		United Technologies Corp.	78,455
			307,079
		Agriculture: 0.6%
2,350		Altria Group, Inc.	52,170
630		Archer-Daniels-Midland Co.	25,931
2,350	@	Philip Morris International, Inc.	118,863
290		Reynolds American, Inc.	17,119
			214,083
		Airlines: 0.1%
1,900		Southwest Airlines Co.	23,560
			23,560
		Apparel: 0.2%
670		Nike, Inc.	45,560
300		VF Corp.	23,253
			68,813
		Auto Manufacturers: 0.1%
1,750	@	Ford Motor Co.	10,010
500		General Motors Corp.	9,525
135		Paccar, Inc.	6,075
			25,610
		Auto Parts & Equipment: 0.1%
300	@	Goodyear Tire & Rubber Co.	7,740
1,030		Johnson Controls, Inc.	34,814
			42,554
		Banks: 1.7%
4,425		Bank of America Corp.	167,752
1,600		Bank of New York Mellon Corp.	66,768
500		BB&T Corp.	16,030
394		Capital One Financial Corp.	19,393
300		Comerica, Inc.	10,524
1,050		Fifth Third Bancorp.	21,966
800		Huntington Bancshares, Inc.	8,600
300		Keycorp.	6,585
1,348		Marshall & Ilsley Corp.	31,274
300		Northern Trust Corp.	19,941
2,332		Regions Financial Corp.	46,057
630		State Street Corp.	49,770
300		US Bancorp.	9,708
2,846		Wachovia Corp.	76,842
2,560		Wells Fargo & Co.	74,496
150		Zions Bancorp.	6,833
			632,539
		Beverages: 0.8%
990		Anheuser-Busch Cos., Inc.	46,976
1,850		Coca-Cola Co.	112,610
650	@	Constellation Brands, Inc.	11,486
610		Pepsi Bottling Group, Inc.	20,685
1,580		PepsiCo, Inc.	114,076
			305,833
		Biotechnology: 0.4%
1,420	@	Amgen, Inc.	59,328
370	@	Biogen Idec, Inc.	22,825
410	@	Celgene Corp.	25,129
310	@	Genzyme Corp.	23,107
			130,389
		Building Materials: 0.1%
960		Masco Corp.	19,037
300		Trane, Inc.	13,770
			32,807
		Chemicals: 1.0%
300		Air Products & Chemicals, Inc.	27,600
1,060		Dow Chemical Co.	39,061
100		Eastman Chemical Co.	6,245
500		Ecolab, Inc.	21,715

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
1,540		EI Du Pont de Nemours & Co.	$72,010
500		International Flavors & Fragrances, Inc.	22,025
480		Monsanto Co.	53,520
530		PPG Industries, Inc.	32,070
300		Praxair, Inc.	25,269
130		Sherwin-Williams Co.	6,635
800		Sigma-Aldrich Corp.	47,720
			353,870
		Coal: 0.0%
150		Consol Energy, Inc.	10,379
150		Peabody Energy Corp.	7,650
			18,029
		Commercial Services: 0.3%
310	@	Apollo Group, Inc. - Class A	13,392
320		McKesson Corp.	16,758
430		Moody’s Corp.	14,977
160		Paychex, Inc.	5,482
150		Robert Half International, Inc.	3,861
800		RR Donnelley & Sons Co.	24,248
790		Western Union Co.	16,803
			95,521
		Computers: 1.7%
300	@	Affiliated Computer Services, Inc.	15,033
950	@	Apple, Inc.	136,325
150	@	Cognizant Technology Solutions Corp.	4,325
160	@	Computer Sciences Corp.	6,526
2,750	@	Dell, Inc.	54,780
500		Electronic Data Systems Corp.	8,325
3,010	@	EMC Corp.	43,163
3,010		Hewlett-Packard Co.	137,437
1,620		International Business Machines Corp.	186,527
180	@	Lexmark International, Inc.	5,530
300	@	NetApp, Inc.	6,015
310	@	Sandisk Corp.	6,997
1,365	@	Sun Microsystems, Inc.	21,198
300	@	Teradata Corp.	6,618
			638,799
		Cosmetics/Personal Care: 0.8%
150		Avon Products, Inc.	5,931
510		Colgate-Palmolive Co.	39,734
3,803		Procter & Gamble Co.	266,476
			312,141
		Distribution/Wholesale: 0.1%
800		Genuine Parts Co.	32,176
			32,176
		Diversified Financial Services: 1.9%
1,290		American Express Co.	56,399
184		Ameriprise Financial, Inc.	9,540
980		Charles Schwab Corp.	18,453
630		CIT Group, Inc.	7,466
4,900		Citigroup, Inc.	104,958
40		CME Group, Inc.	18,764
1,320		Countrywide Financial Corp.	7,260
580		Discover Financial Services	9,495
1,150		Fannie Mae	30,268
130		Franklin Resources, Inc.	12,609
660		Freddie Mac	16,711
490		Goldman Sachs Group, Inc.	81,041
100	@	IntercontinentalExchange, Inc.	13,050
3,930		JPMorgan Chase & Co.	168,794
100		Legg Mason, Inc.	5,598
530		Lehman Brothers Holdings, Inc.	19,949
650		Merrill Lynch & Co., Inc.	26,481
1,160		Morgan Stanley	53,012
360		Nyse Euronext	22,216
420	@	SLM Corp.	6,447
			688,511
		Electric: 1.0%
800		American Electric Power Co., Inc.	33,304
180		Constellation Energy Group, Inc.	15,889
800		Dominion Resources, Inc.	32,672
150		DTE Energy Co.	5,834
3,450		Duke Energy Corp.	61,583
500		Edison International	24,510
300		Entergy Corp.	32,724
550		Exelon Corp.	44,699
600		FirstEnergy Corp.	41,172
650		FPL Group, Inc.	40,781
650		PPL Corp.	29,848
320		Public Service Enterprise Group, Inc.	12,861
300		Southern Co.	10,683
			386,560

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Electrical Components & Equipment: 0.1%
320		Emerson Electric Co.	$16,467
300		Molex, Inc.	6,948
			23,415
		Electronics: 0.3%
610	@	Agilent Technologies, Inc.	18,196
600		Applera Corp. - Applied Biosystems Group	19,716
800		Jabil Circuit, Inc.	7,568
610	@	Thermo Electron Corp.	34,672
625	@@	Tyco Electronics Ltd.	21,450
110	@	Waters Corp.	6,127
			107,729
		Engineering & Construction: 0.1%
300		Fluor Corp.	42,348
100	@	Jacobs Engineering Group, Inc.	7,359
			49,707
		Entertainment: 0.0%
120		International Game Technology	4,825
			4,825
		Environmental Control: 0.1%
1,150	@	Allied Waste Industries, Inc.	12,432
600		Waste Management, Inc.	20,136
			32,568
		Food: 0.6%
300		ConAgra Foods, Inc.	7,185
800		General Mills, Inc.	47,904
870		HJ Heinz Co.	40,864
550		Kellogg Co.	28,908
1,140		Kraft Foods, Inc.	35,351
370		Kroger Co.	9,398
500		Safeway, Inc.	14,675
1,500		Sara Lee Corp.	20,970
350		WM Wrigley Jr. Co.	21,994
			227,249
		Forest Products & Paper: 0.1%
380		International Paper Co.	10,336
300		MeadWestvaco Corp.	8,166
100		Weyerhaeuser Co.	6,504
			25,006
		Gas: 0.1%
800		NiSource, Inc.	13,792
650		Sempra Energy	34,632
			48,424
		Hand/Machine Tools: 0.1%
350		Black & Decker Corp.	23,135
290		Snap-On, Inc.	14,747
320		Stanley Works	15,238
			53,120
		Healthcare - Products: 1.2%
630		Baxter International, Inc.	36,427
100		Becton Dickinson & Co.	8,585
1,150	@	Boston Scientific Corp.	14,801
525	@@	Covidien Ltd.	23,231
150		CR Bard, Inc.	14,460
3,290		Johnson & Johnson	213,422
1,100		Medtronic, Inc.	53,207
300	@	Patterson Cos., Inc.	10,890
500	@	St. Jude Medical, Inc.	21,595
150		Stryker Corp.	9,758
300	@	Varian Medical Systems, Inc.	14,052
80	@	Zimmer Holdings, Inc.	6,229
			426,657
		Healthcare - Services: 0.4%
560		Aetna, Inc.	23,570
155	@	Coventry Health Care, Inc.	6,254
150	@	Humana, Inc.	6,729
180	@	Laboratory Corp. of America Holdings	13,262
1,410		UnitedHealth Group, Inc.	48,448
780	@	WellPoint, Inc.	34,421
			132,684
		Home Builders: 0.1%
300		Centex Corp.	7,263
600		D.R. Horton, Inc.	9,450
350		KB Home	8,656
1,000		Pulte Homes, Inc.	14,550
			39,919
		Household Products/Wares: 0.2%
300		Clorox Co.	16,992
660		Kimberly-Clark Corp.	42,603
			59,595
		Housewares: 0.0%
800		Newell Rubbermaid, Inc.	18,296
			18,296

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Insurance: 1.7%
460	@@	ACE Ltd.	$25,328
800		Aflac, Inc.	51,960
600		Allstate Corp.	28,836
2,850		American International Group, Inc.	123,263
320		AON Corp.	12,864
150		Assurant, Inc.	9,129
840		Chubb Corp.	41,563
290		Cigna Corp.	11,765
300		Cincinnati Financial Corp.	11,412
600		Genworth Financial, Inc.	13,584
340		Hartford Financial Services Group, Inc.	25,762
600		Lincoln National Corp.	31,200
300		Loews Corp.	12,066
150		Marsh & McLennan Cos., Inc.	3,653
1,130		Metlife, Inc.	68,094
420		Progressive Corp.	6,749
790		Prudential Financial, Inc.	61,818
290		Safeco Corp.	12,725
160		Torchmark Corp.	9,618
840		Travelers Cos., Inc.	40,194
600		UnumProvident Corp.	13,206
			614,789
		Internet: 0.7%
300	@	Akamai Technologies, Inc.	8,448
370	@	Amazon.com, Inc.	26,381
1,300	@	eBay, Inc.	38,792
150	@	Expedia, Inc.	3,284
310	@	Google, Inc. - Class A	136,546
150	@	IAC/InterActiveCorp.	3,114
1,325	@	Symantec Corp.	22,022
1,300	@	Yahoo!, Inc.	37,609
			276,196
		Iron/Steel: 0.1%
100		Allegheny Technologies, Inc.	7,136
160		Nucor Corp.	10,838
160		United States Steel Corp.	20,299
			38,273
		Leisure Time: 0.0%
450		Carnival Corp.	18,216
			18,216
		Lodging: 0.0%
150		Marriott International, Inc.	5,154
170		Starwood Hotels & Resorts Worldwide, Inc.	8,798
			13,952
		Machinery - Construction & Mining: 0.2%
820		Caterpillar, Inc.	64,198
300	@	Terex Corp.	18,750
			82,948
		Machinery - Diversified: 0.1%
160		Cummins, Inc.	7,491
560		Deere & Co.	45,046
			52,537
		Media: 0.9%
300		CBS Corp. - Class B	6,624
580		Clear Channel Communications, Inc.	16,948
2,380		Comcast Corp. – Class A	46,029
1,050	@	DIRECTV Group, Inc.	26,030
400		Gannett Co., Inc.	11,620
360		McGraw-Hill Cos., Inc.	13,302
150		Meredith Corp.	5,738
2,350		News Corp. - Class A	44,063
2,950		Time Warner, Inc.	41,359
800	@	Viacom - Class B	31,696
2,350		Walt Disney Co.	73,743
			317,152
		Metal Fabricate/Hardware: 0.1%
300		Precision Castparts Corp.	30,624
			30,624
		Mining: 0.2%
650		Alcoa, Inc.	23,439
468		Freeport-McMoRan Copper & Gold, Inc.	45,031
450		Newmont Mining Corp.	20,385
			88,855
		Miscellaneous Manufacturing: 2.0%
830		3M Co.	65,695
300		Cooper Industries Ltd.	12,045
80		Danaher Corp.	6,082
800		Dover Corp.	33,424
330		Eaton Corp.	26,291
11,750		General Electric Co.	434,868

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
860		Honeywell International, Inc.	$48,521
600		Illinois Tool Works, Inc.	28,938
300	@@	Ingersoll-Rand Co.	13,374
80		ITT Corp.	4,145
500		Leggett & Platt, Inc.	7,625
140		Parker Hannifin Corp.	9,698
350		Textron, Inc.	19,397
325	@@	Tyco International Ltd.	14,316
			724,419
		Office/Business Equipment: 0.1%
800		Pitney Bowes, Inc.	28,016
1,500		Xerox Corp.	22,455
			50,471
		Oil & Gas: 4.0%
670		Anadarko Petroleum Corp.	42,230
450		Apache Corp.	54,369
550		Chesapeake Energy Corp.	25,383
2,595		Chevron Corp.	221,509
2,012		ConocoPhillips	153,335
630		Devon Energy Corp.	65,728
350		ENSCO International, Inc.	21,917
300		EOG Resources, Inc.	36,000
6,610		ExxonMobil Corp.	559,074
350		Hess Corp.	30,863
630		Marathon Oil Corp.	28,728
300		Murphy Oil Corp.	24,642
300	@, @@	Nabors Industries Ltd.	10,131
150		Noble Corp.	7,451
310		Noble Energy, Inc.	22,568
1,080		Occidental Petroleum Corp.	79,024
150		Questar Corp.	8,484
300		Sunoco, Inc.	15,741
150		Tesoro Petroleum Corp.	4,500
780		Valero Energy Corp.	38,306
337		XTO Energy, Inc.	20,847
			1,470,830
		Oil & Gas Services: 0.7%
350		Baker Hughes, Inc.	23,975
670		Halliburton Co.	26,351
400	@	National Oilwell Varco, Inc.	23,352
1,160		Schlumberger Ltd.	100,920
100		Smith International, Inc.	6,423
389	@	Transocean, Inc.	52,593
300	@	Weatherford International Ltd.	21,741
			255,355
		Packaging & Containers: 0.1%
330		Ball Corp.	15,160
300	@	Pactiv Corp.	7,863
			23,023
		Pharmaceuticals: 1.9%
1,270		Abbott Laboratories	70,041
350		Allergan, Inc.	19,737
150		AmerisourceBergen Corp.	6,147
1,900		Bristol-Myers Squibb Co.	40,470
170		Cardinal Health, Inc.	8,927
1,350		Eli Lilly & Co.	69,647
370	@	Express Scripts, Inc.	23,798
170	@	Forest Laboratories, Inc.	6,802
1,070	@	Gilead Sciences, Inc.	55,137
300	@	Hospira, Inc.	12,831
518	@	King Pharmaceuticals, Inc.	4,507
800	@	Medco Health Solutions, Inc.	35,032
2,520		Merck & Co., Inc.	95,634
8,170		Pfizer, Inc.	170,998
1,590		Schering-Plough Corp.	22,912
300	@	Watson Pharmaceuticals, Inc.	8,796
1,420		Wyeth	59,299
			710,715
		Pipelines: 0.2%
800		El Paso Corp.	13,312
800		Spectra Energy Corp.	18,200
830		Williams Cos., Inc.	27,373
			58,885
		Retail: 2.0%
150		Abercrombie & Fitch Co.	10,971
170	@	Autozone, Inc.	19,351
605		Best Buy Co., Inc.	25,083
500	@	Big Lots, Inc.	11,150
660	@	Coach, Inc.	19,899
640		Costco Wholesale Corp.	41,581
1,587		CVS Caremark Corp.	64,289
180		Darden Restaurants, Inc.	5,859

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Retail (continued)
650		Family Dollar Stores, Inc.	$12,675
300	@	GameStop Corp.	15,513
1,100		Gap, Inc.	21,648
1,270		Home Depot, Inc.	35,522
300		JC Penney Co., Inc.	11,313
300		Limited Brands, Inc.	5,130
1,630		Lowe’s Cos., Inc.	37,392
300		Macy’s, Inc.	6,918
1,350		McDonald’s Corp.	75,290
150		Polo Ralph Lauren Corp.	8,744
400		RadioShack Corp.	6,500
785		Staples, Inc.	17,356
810	@	Starbucks Corp.	14,175
500		Supervalu, Inc.	14,990
670		Target Corp.	33,956
830		TJX Cos., Inc.	27,448
650		Walgreen Co.	24,759
2,520		Wal-Mart Stores, Inc.	132,754
150		Wendy’s International, Inc.	3,459
580		Yum! Brands, Inc.	21,582
			725,307
		Savings & Loans: 0.2%
1,800		Hudson City Bancorp., Inc.	31,824
1,000		Sovereign Bancorp., Inc.	9,320
2,275		Washington Mutual, Inc.	23,433
			64,577
		Semiconductors: 0.8%
300		Analog Devices, Inc.	8,856
1,550		Applied Materials, Inc.	30,241
650	@	Broadcom Corp.	12,526
6,460		Intel Corp.	136,823
150		KLA-Tencor Corp.	5,565
1,300	@	LSI Logic Corp.	6,435
150	@	MEMC Electronic Materials, Inc.	10,635
320		National Semiconductor Corp.	5,862
300	@	Novellus Systems, Inc.	6,315
660	@	Nvidia Corp.	13,061
800	@	QLogic Corp.	12,280
1,850		Texas Instruments, Inc.	52,300
300		Xilinx, Inc.	7,125
			308,024
		Software: 1.2%
600	@	Adobe Systems, Inc.	21,354
330	@	Autodesk, Inc.	10,388
150	@	BMC Software, Inc.	4,878
870		CA, Inc.	19,575
150	@	Electronic Arts, Inc.	7,488
600		IMS Health, Inc.	12,606
9,230		Microsoft Corp.	261,929
900	@	Novell, Inc.	5,661
4,810	@	Oracle Corp.	94,084
			437,963
		Telecommunications: 2.0%
6,493		AT&T, Inc.	248,682
670		CenturyTel, Inc.	22,271
6,910	@	Cisco Systems, Inc.	166,462
1,000		Citizens Communications Co.	10,490
1,890		Corning, Inc.	45,436
161		Embarq Corp.	6,456
900	@	JDS Uniphase Corp.	12,051
800	@	Juniper Networks, Inc.	20,000
1,580		Motorola, Inc.	14,694
1,820		Qualcomm, Inc.	74,620
1,800		Qwest Communications International, Inc.	8,154
2,493		Sprint Nextel Corp.	16,678
2,550		Verizon Communications, Inc.	92,948
800		Windstream Corp.	9,560
			748,502
		Textiles: 0.0%
300		Cintas Corp.	8,562
			8,562
		Toys/Games/Hobbies: 0.0%
500		Hasbro, Inc.	13,950
			13,950
		Transportation: 0.7%
300		Burlington Northern Santa Fe Corp.	27,666
150		CH Robinson Worldwide, Inc.	8,160
330		CSX Corp.	18,503
300		Expeditors International Washington, Inc.	13,554
340		FedEx Corp.	31,508
320		Norfolk Southern Corp.	17,382
300		Ryder System, Inc.	18,273

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
		Transportation (continued)
290		Union Pacific Corp.		$36,360
1,050		United Parcel Service, Inc. - Class B		76,671
				248,077
		Total Common Stock
		(Cost $13,501,023)		12,969,871
REAL ESTATE INVESTMENT TRUSTS: 0.3%
		Apartments: 0.0%
400		Equity Residential		16,596
				16,596
		Hotels: 0.1%
1,300		Host Hotels & Resorts, Inc.		20,696
				20,696
		Regional Malls: 0.1%
150		General Growth Properties, Inc.		5,726
300		Simon Property Group, Inc.		27,873
				33,599
		Storage: 0.1%
400		Public Storage, Inc.		35,448
				35,448
		Warehouse/Industrial: 0.0%
300		Prologis		17,658
				17,658
		Total Real Estate Investment Trusts
		(Cost $118,707)		123,997

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 31.9%
		Federal National Mortgage Association: 31.9%
$13,000,000	Z	2.500%, due 03/15/12		$11,816,064
		Total U.S. Government Agency Obligations
		(Cost $11,495,107)		11,816,064
U.S. TREASURY OBLIGATIONS: 23.6%
		U.S. Treasury STRIP: 23.6%
9,521,000	^	Discount Note, due 02/15/12		8,724,159
		Total U.S. Treasury Obligations
		(Cost $8,695,765)		8,724,159
OTHER BONDS: 8.1%
		Foreign Government Bonds: 8.1%
3,300,000	Z	Israel Government International Bond, 2.340%, due 05/15/12		2,999,809
		Total Other Bonds
		(Cost $2,745,289)		2,999,809
		Total Long-Term Investments
		(Cost $36,555,891)		36,633,900

Shares				Value
SHORT-TERM INVESTMENTS: 1.1%
		Mutual Fund: 0.6%
225,000	**	ING Institutional Prime Money Market Fund		$225,000

		Total Mutual Fund
		(Cost $225,000)		225,000

Principal Amount				Value
		Repurchase Agreement: 0.5%
$178,000		Morgan Stanley Repurchase Agreement dated 03/31/08, 2.251%, due 04/01/08, $178,011 to be received upon repurchase (Collateralized by $180,000 Federal National Mortgage Association, 5.100%, Market Value plus accrued interest $182,561, due 09/10/09)		$178,000

		Total Repurchase Agreement
		(Cost $178,000)		178,000

		Total Short-Term Investments
		(Cost $403,000)		403,000

		Total Investments in Securities
		(Cost $36,958,891)*	100.1%	$37,036,900
		Other Assets and Liabilities - Net	(0.1)	(42,046)
		Net Assets	100.0%	$36,994,854

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of March 31, 2008 (Unaudited) (continued)

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
**	Investment in affiliate
^	Interest Only (IO) Security

*	Cost for federal income tax purposes is $38,964,194.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$826,320
	Gross Unrealized Depreciation	(2,753,614)
	Net Unrealized Depreciation	$(1,927,294)

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$13,318,868	$—
Level 2- Other Significant Observable Inputs	23,718,032	—
Level 3- Significant Unobservable Inputs	—	—
Total	$37,036,900	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 8	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 39.0%
		Advertising: 0.1%
520		Omnicom Group	$22,974
			22,974
		Aerospace/Defense: 1.0%
780		Boeing Co.	58,009
230		General Dynamics Corp.	19,175
200		Goodrich Corp.	11,502
100		L-3 Communications Holdings, Inc.	10,934
250		Lockheed Martin Corp.	24,825
470		Northrop Grumman Corp.	36,571
100		Raytheon Co.	6,461
850		United Technologies Corp.	58,497
			225,974
		Agriculture: 0.6%
1,670		Altria Group, Inc.	37,074
480		Archer-Daniels-Midland Co.	19,757
1,670	@	Philip Morris International, Inc.	84,469
220		Reynolds American, Inc.	12,987
			154,287
		Airlines: 0.1%
1,500		Southwest Airlines Co.	18,600
			18,600
		Apparel: 0.2%
600		Nike, Inc.	40,800
200		VF Corp.	15,502
			56,302
		Auto Manufacturers: 0.1%
1,230	@	Ford Motor Co.	7,036
300		General Motors Corp.	5,715
202		Paccar, Inc.	9,090
			21,841
		Auto Parts & Equipment: 0.1%
200	@	Goodyear Tire & Rubber Co.	5,160
670		Johnson Controls, Inc.	22,646
			27,806
		Banks: 1.9%
3,193		Bank of America Corp.	121,047
1,100		Bank of New York Mellon Corp.	45,903
300		BB&T Corp.	9,618
223		Capital One Financial Corp.	10,976
100		Comerica, Inc.	3,508
750		Fifth Third Bancorp.	15,690
600		Huntington Bancshares, Inc.	6,450
200		Keycorp.	4,390
898		Marshall & Ilsley Corp.	20,834
300		Northern Trust Corp.	19,941
1,511		Regions Financial Corp.	29,842
480		State Street Corp.	37,920
200		US Bancorp.	6,472
2,058		Wachovia Corp.	55,566
2,080		Wells Fargo & Co.	60,528
200		Zions Bancorp.	9,110
			457,795
		Beverages: 1.0%
710		Anheuser-Busch Cos., Inc.	33,690
1,360		Coca-Cola Co.	82,783
500	@	Constellation Brands, Inc.	8,835
100		Molson Coors Brewing Co.	5,257
440		Pepsi Bottling Group, Inc.	14,920
1,210		PepsiCo, Inc.	87,362
			232,847
		Biotechnology: 0.3%
940	@	Amgen, Inc.	39,273
230	@	Biogen Idec, Inc.	14,189
300	@	Celgene Corp.	18,387
110	@	Genzyme Corp.	8,199
			80,048
		Building Materials: 0.1%
750		Masco Corp.	14,873
100		Trane, Inc.	4,590
			19,463
		Chemicals: 0.9%
200		Air Products & Chemicals, Inc.	18,400
800		Dow Chemical Co.	29,480
100		Eastman Chemical Co.	6,245

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 8	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
300		Ecolab, Inc.	$13,029
1,030		EI Du Pont de Nemours & Co.	48,163
300		International Flavors & Fragrances, Inc.	13,215
320		Monsanto Co.	35,680
260		PPG Industries, Inc.	15,733
100		Praxair, Inc.	8,423
120		Sherwin-Williams Co.	6,125
500		Sigma-Aldrich Corp.	29,825
			224,318
		Coal: 0.1%
100		Consol Energy, Inc.	6,919
200		Peabody Energy Corp.	10,200
			17,119
		Commercial Services: 0.3%
190	@	Apollo Group, Inc. - Class A	8,208
170		McKesson Corp.	8,903
240		Moody’s Corp.	8,359
230		Paychex, Inc.	7,880
300		Robert Half International, Inc.	7,722
300		RR Donnelley & Sons Co.	9,093
610		Western Union Co.	12,975
			63,140
		Computers: 2.0%
200	@	Affiliated Computer Services, Inc.	10,022
700	@	Apple, Inc.	100,450
200	@	Cognizant Technology Solutions Corp.	5,766
240	@	Computer Sciences Corp.	9,790
2,150	@	Dell, Inc.	42,828
300		Electronic Data Systems Corp.	4,995
2,130	@	EMC Corp.	30,544
2,180		Hewlett-Packard Co.	99,539
1,240		International Business Machines Corp.	142,774
220	@	Lexmark International, Inc.	6,758
300	@	NetApp, Inc.	6,015
290	@	Sandisk Corp.	6,545
895	@	Sun Microsystems, Inc.	13,899
200	@	Teradata Corp.	4,412
			484,337
		Cosmetics/Personal Care: 0.9%
200		Avon Products, Inc.	7,908
220		Colgate-Palmolive Co.	17,140
2,832		Procter & Gamble Co.	198,438
			223,486
		Distribution/Wholesale: 0.1%
500		Genuine Parts Co.	20,110
			20,110
		Diversified Financial Services: 2.3%
890		American Express Co.	38,911
240		Ameriprise Financial, Inc.	12,444
690		Charles Schwab Corp.	12,993
440		CIT Group, Inc.	5,214
3,600		Citigroup, Inc.	77,112
100		CME Group, Inc.	46,910
910		Countrywide Financial Corp.	5,005
605		Discover Financial Services	9,904
850		Fannie Mae	22,372
90		Franklin Resources, Inc.	8,729
690		Freddie Mac	17,471
260		Goldman Sachs Group, Inc.	43,001
100	@	IntercontinentalExchange, Inc.	13,050
2,900		JPMorgan Chase & Co.	124,555
100		Legg Mason, Inc.	5,598
490		Lehman Brothers Holdings, Inc.	18,444
600		Merrill Lynch & Co., Inc.	24,444
810		Morgan Stanley	37,017
280		Nyse Euronext	17,279
230	@	SLM Corp.	3,531
			543,984
		Electric: 1.2%
500		American Electric Power Co., Inc.	20,815
260		Constellation Energy Group, Inc.	22,950
600		Dominion Resources, Inc.	24,504
200		DTE Energy Co.	7,778
2,300		Duke Energy Corp.	41,055
300		Edison International	14,706
100		Entergy Corp.	10,908
300		Exelon Corp.	24,381
470		FirstEnergy Corp.	32,251
600		FPL Group, Inc.	37,644
600		PPL Corp.	27,552
140		Public Service Enterprise Group, Inc.	5,627
200		Southern Co.	7,122
			277,293

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 8	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Electrical Components & Equipment: 0.1%
160		Emerson Electric Co.	$8,234
200		Molex, Inc.	4,632
			12,866
		Electronics: 0.3%
470	@	Agilent Technologies, Inc.	14,020
300		Applera Corp. - Applied Biosystems Group	9,858
300		Jabil Circuit, Inc.	2,838
330	@	Thermo Electron Corp.	18,757
450	@@	Tyco Electronics Ltd.	15,444
40	@	Waters Corp.	2,228
			63,145
		Engineering & Construction: 0.1%
100		Fluor Corp.	14,116
100	@	Jacobs Engineering Group, Inc.	7,359
			21,475
		Entertainment: 0.0%
80		International Game Technology	3,217
			3,217
		Environmental Control: 0.1%
300	@	Allied Waste Industries, Inc.	3,243
300		Waste Management, Inc.	10,068
			13,311
		Food: 0.6%
200		ConAgra Foods, Inc.	4,790
550		General Mills, Inc.	32,934
660		HJ Heinz Co.	31,000
300		Kellogg Co.	15,768
854		Kraft Foods, Inc.	26,483
310		Kroger Co.	7,874
300		Safeway, Inc.	8,805
1,000		Sara Lee Corp.	13,980
200		WM Wrigley Jr. Co.	12,568
			154,202
		Forest Products & Paper: 0.1%
300		International Paper Co.	8,160
200		MeadWestvaco Corp.	5,444
100		Weyerhaeuser Co.	6,504
			20,108
		Gas: 0.1%
500		NiSource, Inc.	8,620
500		Sempra Energy	26,640
			35,260
		Hand/Machine Tools: 0.1%
210		Black & Decker Corp.	13,881
100		Snap-On, Inc.	5,085
220		Stanley Works	10,476
			29,442
		Healthcare - Products: 1.3%
490		Baxter International, Inc.	28,332
100		Becton Dickinson & Co.	8,585
900	@	Boston Scientific Corp.	11,583
250	@@	Covidien Ltd.	11,063
100		CR Bard, Inc.	9,640
2,350		Johnson & Johnson	152,445
900		Medtronic, Inc.	43,533
200	@	Patterson Cos., Inc.	7,260
300	@	St. Jude Medical, Inc.	12,957
200		Stryker Corp.	13,010
100	@	Varian Medical Systems, Inc.	4,684
60	@	Zimmer Holdings, Inc.	4,672
			307,764
		Healthcare - Services: 0.4%
300		Aetna, Inc.	12,627
200	@	Coventry Health Care, Inc.	8,070
180	@	Humana, Inc.	8,075
140	@	Laboratory Corp. of America Holdings	10,315
1,030		UnitedHealth Group, Inc.	35,391
570	@	WellPoint, Inc.	25,154
			99,632
		Home Builders: 0.1%
200		Centex Corp.	4,842
700		D.R. Horton, Inc.	11,025
200		KB Home	4,946
300		Pulte Homes, Inc.	4,365
			25,178
		Household Products/Wares: 0.2%
300		Clorox Co.	16,992
500		Kimberly-Clark Corp.	32,275
			49,267

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 8	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Housewares: 0.1%
600		Newell Rubbermaid, Inc.	$13,722
			13,722
		Insurance: 1.8%
240	@@	ACE Ltd.	13,214
550		Aflac, Inc.	35,723
280		Allstate Corp.	13,457
2,170		American International Group, Inc.	93,853
210		AON Corp.	8,442
100		Assurant, Inc.	6,086
660		Chubb Corp.	32,657
210		Cigna Corp.	8,520
200		Cincinnati Financial Corp.	7,608
300		Genworth Financial, Inc.	6,792
280		Hartford Financial Services Group, Inc.	21,216
300		Lincoln National Corp.	15,600
200		Loews Corp.	8,044
300		Marsh & McLennan Cos., Inc.	7,305
870		Metlife, Inc.	52,426
510		Progressive Corp.	8,196
480		Prudential Financial, Inc.	37,560
120		Safeco Corp.	5,266
190		Torchmark Corp.	11,421
600		Travelers Cos., Inc.	28,710
300		UnumProvident Corp.	6,603
			428,699
		Internet: 0.8%
280	@	Amazon.com, Inc.	19,964
940	@	eBay, Inc.	28,050
200	@	Expedia, Inc.	4,378
190	@	Google, Inc. - Class A	83,689
200	@	IAC/InterActiveCorp.	4,152
941	@	Symantec Corp.	15,639
900	@	Yahoo!, Inc.	26,037
			181,909
		Iron/Steel: 0.2%
100		Allegheny Technologies, Inc.	7,136
200		Nucor Corp.	13,548
120		United States Steel Corp.	15,224
			35,908
		Leisure Time: 0.0%
230		Carnival Corp.	9,310
			9,310
		Lodging: 0.1%
200		Marriott International, Inc.	6,872
240		Starwood Hotels & Resorts Worldwide, Inc.	12,420
			19,292
		Machinery - Construction & Mining: 0.3%
640		Caterpillar, Inc.	50,106
200	@	Terex Corp.	12,500
			62,606
		Machinery - Diversified: 0.2%
300		Cummins, Inc.	14,046
280		Deere & Co.	22,523
			36,569
		Media: 0.9%
300		CBS Corp. - Class B	6,624
320		Clear Channel Communications, Inc.	9,350
1,560		Comcast Corp. – Class A	30,170
700	@	DIRECTV Group, Inc.	17,353
300		Gannett Co., Inc.	8,715
280		McGraw-Hill Cos., Inc.	10,346
100		Meredith Corp.	3,825
1,510		News Corp. - Class A	28,313
2,200		Time Warner, Inc.	30,844
500	@	Viacom - Class B	19,810
1,540		Walt Disney Co.	48,325
			213,675
		Metal Fabricate/Hardware: 0.0%
100		Precision Castparts Corp.	10,208
			10,208
		Mining: 0.2%
300		Alcoa, Inc.	10,818
287		Freeport-McMoRan Copper & Gold, Inc.	27,615
200		Newmont Mining Corp.	9,060
			47,493
		Miscellaneous Manufacturing: 2.3%
590		3M Co.	46,699
100		Cooper Industries Ltd.	4,015
110		Danaher Corp.	8,363
600		Dover Corp.	25,068
240		Eaton Corp.	19,121
8,600		General Electric Co.	318,286

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 8	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
620		Honeywell International, Inc.	$34,980
500		Illinois Tool Works, Inc.	24,115
200	@@	Ingersoll-Rand Co.	8,916
140		ITT Corp.	7,253
300		Leggett & Platt, Inc.	4,575
210		Parker Hannifin Corp.	14,547
300		Textron, Inc.	16,626
250	@@	Tyco International Ltd.	11,013
			543,577
		Office/Business Equipment: 0.1%
500		Pitney Bowes, Inc.	17,510
1,000		Xerox Corp.	14,970
			32,480
		Oil & Gas: 4.4%
580		Anadarko Petroleum Corp.	36,557
300		Apache Corp.	36,246
300		Chesapeake Energy Corp.	13,845
1,877		Chevron Corp.	160,221
1,443		ConocoPhillips	109,971
530		Devon Energy Corp.	55,295
200		ENSCO International, Inc.	12,524
100		EOG Resources, Inc.	12,000
4,660		ExxonMobil Corp.	394,143
300		Hess Corp.	26,454
560		Marathon Oil Corp.	25,536
200		Murphy Oil Corp.	16,428
200	@, @@	Nabors Industries Ltd.	6,754
100		Noble Corp.	4,967
210		Noble Energy, Inc.	15,288
780		Occidental Petroleum Corp.	57,073
200		Questar Corp.	11,312
100		Sunoco, Inc.	5,247
100		Tesoro Petroleum Corp.	3,000
550		Valero Energy Corp.	27,011
262		XTO Energy, Inc.	16,207
			1,046,079
		Oil & Gas Services: 0.8%
200		Baker Hughes, Inc.	13,700
600		Halliburton Co.	23,598
300	@	National Oilwell Varco, Inc.	17,514
870		Schlumberger Ltd.	75,690
100		Smith International, Inc.	6,423
249	@	Transocean, Inc.	33,665
200	@	Weatherford International Ltd.	14,494
			185,084
		Packaging & Containers: 0.1%
290		Ball Corp.	13,323
200	@	Pactiv Corp.	5,242
			18,565
		Pharmaceuticals: 2.1%
920		Abbott Laboratories	50,738
300		Allergan, Inc.	16,917
240		AmerisourceBergen Corp.	9,835
1,400		Bristol-Myers Squibb Co.	29,820
170		Cardinal Health, Inc.	8,927
900		Eli Lilly & Co.	46,431
220	@	Express Scripts, Inc.	14,150
260	@	Forest Laboratories, Inc.	10,403
700	@	Gilead Sciences, Inc.	36,071
100	@	Hospira, Inc.	4,277
313	@	King Pharmaceuticals, Inc.	2,723
500	@	Medco Health Solutions, Inc.	21,895
1,700		Merck & Co., Inc.	64,515
5,930		Pfizer, Inc.	124,115
1,250		Schering-Plough Corp.	18,013
200	@	Watson Pharmaceuticals, Inc.	5,864
960		Wyeth	40,090
			504,784
		Pipelines: 0.1%
500		El Paso Corp.	8,320
300		Spectra Energy Corp.	6,825
520		Williams Cos., Inc.	17,150
			32,295
		Retail: 2.1%
100		Abercrombie & Fitch Co.	7,314
100	@	Autozone, Inc.	11,383
440		Best Buy Co., Inc.	18,242
300	@	Big Lots, Inc.	6,690
560	@	Coach, Inc.	16,884
320		Costco Wholesale Corp.	20,790
1,083		CVS Caremark Corp.	43,872
210		Darden Restaurants, Inc.	6,836

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 8	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Retail (continued)
240		Family Dollar Stores, Inc.	$4,680
200	@	GameStop Corp.	10,342
620		Gap, Inc.	12,202
910		Home Depot, Inc.	25,453
200		JC Penney Co., Inc.	7,542
300		Limited Brands, Inc.	5,130
1,320		Lowe’s Cos., Inc.	30,281
200		Macy’s, Inc.	4,612
940		McDonald’s Corp.	52,424
200		Polo Ralph Lauren Corp.	11,658
300		RadioShack Corp.	4,875
560		Staples, Inc.	12,382
860	@	Starbucks Corp.	15,050
300		Supervalu, Inc.	8,994
480		Target Corp.	24,326
620		TJX Cos., Inc.	20,503
300		Walgreen Co.	11,427
1,750		Wal-Mart Stores, Inc.	92,190
200		Wendy’s International, Inc.	4,612
460		Yum! Brands, Inc.	17,117
			507,811
		Savings & Loans: 0.2%
1,400		Hudson City Bancorp., Inc.	24,752
700		Sovereign Bancorp., Inc.	6,524
1,580		Washington Mutual, Inc.	16,274
			47,550
		Semiconductors: 1.0%
200		Analog Devices, Inc.	5,904
1,340		Applied Materials, Inc.	26,143
300	@	Broadcom Corp.	5,781
4,770		Intel Corp.	101,029
200		KLA-Tencor Corp.	7,420
800	@	LSI Logic Corp.	3,960
200	@	MEMC Electronic Materials, Inc.	14,180
220		National Semiconductor Corp.	4,030
200	@	Novellus Systems, Inc.	4,210
575	@	Nvidia Corp.	11,379
500	@	QLogic Corp.	7,675
1,400		Texas Instruments, Inc.	39,578
200		Xilinx, Inc.	4,750
			236,039
		Software: 1.4%
440	@	Adobe Systems, Inc.	15,660
220	@	Autodesk, Inc.	6,926
310	@	BMC Software, Inc.	10,081
600		CA, Inc.	13,500
200	@	Electronic Arts, Inc.	9,984
300		IMS Health, Inc.	6,303
6,700		Microsoft Corp.	190,146
700	@	Novell, Inc.	4,403
3,390	@	Oracle Corp.	66,308
			323,311
		Telecommunications: 2.3%
4,556		AT&T, Inc.	174,495
540		CenturyTel, Inc.	17,950
4,970	@	Cisco Systems, Inc.	119,727
800		Citizens Communications Co.	8,392
1,270		Corning, Inc.	30,531
177		Embarq Corp.	7,098
600	@	JDS Uniphase Corp.	8,034
500	@	Juniper Networks, Inc.	12,500
1,220		Motorola, Inc.	11,346
1,340		Qualcomm, Inc.	54,940
1,300		Qwest Communications International, Inc.	5,889
1,523		Sprint Nextel Corp.	10,189
2,060		Verizon Communications, Inc.	75,087
500		Windstream Corp.	5,975
			542,153
		Textiles: 0.0%
200		Cintas Corp.	5,708
			5,708
		Toys/Games/Hobbies: 0.0%
300		Hasbro, Inc.	8,370
			8,370
		Transportation: 0.7%
200		Burlington Northern Santa Fe Corp.	18,444
100		CH Robinson Worldwide, Inc.	5,440
180		CSX Corp.	10,093
200		Expeditors International Washington, Inc.	9,036
270		FedEx Corp.	25,021
190		Norfolk Southern Corp.	10,321
200		Ryder System, Inc.	12,182

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 8	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
		Transportation (continued)
170		Union Pacific Corp.		$21,315
700		United Parcel Service, Inc. - Class B		51,114
				162,966
		Total Common Stock
		(Cost $9,838,009)		9,262,754
REAL ESTATE INVESTMENT TRUSTS: 0.3%
		Apartments: 0.0%
200		Equity Residential		8,298
				8,298
		Hotels: 0.1%
900		Host Hotels & Resorts, Inc.		14,328
				14,328
		Regional Malls: 0.1%
200		General Growth Properties, Inc.		7,634
100		Simon Property Group, Inc.		9,291
				16,925
		Storage: 0.1%
300		Public Storage, Inc.		26,586
				26,586
		Warehouse/Industrial: 0.0%
200		Prologis		11,772
				11,772
		Total Real Estate Investment Trusts
		(Cost $77,491)		77,909

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 15.7%
		Other U.S. Agency Obligations: 15.7%
$4,118,000	Z	Financing Corp., 2.610%, due 03/26/12		$3,724,990
		Total U.S. Government Agency Obligations
		(Cost $3,578,791)		3,724,990
U.S. TREASURY OBLIGATIONS: 44.6%
		U.S. Treasury STRIP: 44.6%
11,755,000	^	Discount Note, due 08/15/12		10,590,620

		Total U.S. Treasury Obligations
		(Cost $10,402,581)		10,590,620

		Total Long-Term Investments
		(Cost $23,896,872)		23,656,273

Shares				Value
SHORT-TERM INVESTMENTS: 0.5%
		Mutual Fund: 0.0%
5,000	**	ING Institutional Prime Money Market Fund		$5,000

		Total Mutual Fund
		(Cost $5,000)		5,000

Principal Amount				Value
		Repurchase Agreement: 0.5%
$114,000		Morgan Stanley Repurchase Agreement dated 03/31/08, 2.252%, due 04/01/08, $114,007 to be received upon repurchase (Collateralized by $115,000 Federal National Mortgage Association, 5.100%, Market Value plus accrued interest $116,636, due 09/10/09)		114,000
		Total Repurchase Agreement
		(Cost $114,000)		114,000
		Total Short-Term Investments
		(Cost $119,000)		119,000

		Total Investments in Securities
		(Cost $24,015,872)*	100.1%	$23,775,273
		Other Assets and Liabilities - Net	(0.1)	(28,810)
		Net Assets	100.0%	$23,746,463

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	**	Investment in affiliate
	^	Interest Only (IO) Security

	*	Cost for federal income tax purposes is $25,157,403.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$493,035
		Gross Unrealized Depreciation		(1,875,165)
		Net Unrealized Depreciation		$(1,382,130)

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 8	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$9,345,651	$—
Level 2- Other Significant Observable Inputs	14,429,622	—
Level 3- Significant Unobservable Inputs	—	—
Total	$23,775,273	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 9	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 35.6%
		Advertising: 0.1%
320		Omnicom Group	$14,138
			14,138
		Aerospace/Defense: 0.8%
500		Boeing Co.	37,185
120		General Dynamics Corp.	10,004
100		Goodrich Corp.	5,751
60		L-3 Communications Holdings, Inc.	6,560
180		Lockheed Martin Corp.	17,874
300		Northrop Grumman Corp.	23,343
100		Raytheon Co.	6,461
590		United Technologies Corp.	40,604
			147,782
		Agriculture: 0.6%
1,130		Altria Group, Inc.	25,086
300		Archer-Daniels-Midland Co.	12,348
1,130	@	Philip Morris International, Inc.	57,155
130		Reynolds American, Inc.	7,674
			102,263
		Airlines: 0.1%
950		Southwest Airlines Co.	11,780
			11,780
		Apparel: 0.2%
340		Nike, Inc.	23,120
100		VF Corp.	7,751
			30,871
		Auto Manufacturers: 0.1%
870	@	Ford Motor Co.	4,976
300		General Motors Corp.	5,715
137		Paccar, Inc.	6,165
			16,856
		Auto Parts & Equipment: 0.1%
100	@	Goodyear Tire & Rubber Co.	2,580
460		Johnson Controls, Inc.	15,548
			18,128
		Banks: 1.8%
2,097		Bank of America Corp.	79,497
850		Bank of New York Mellon Corp.	35,471
300		BB&T Corp.	9,618
332		Capital One Financial Corp.	16,341
100		Comerica, Inc.	3,508
400		Fifth Third Bancorp.	8,368
450		Huntington Bancshares, Inc.	4,838
598		Marshall & Ilsley Corp.	13,874
300		Northern Trust Corp.	19,941
969		Regions Financial Corp.	19,138
190		State Street Corp.	15,010
100		US Bancorp.	3,236
1,371		Wachovia Corp.	37,017
1,360		Wells Fargo & Co.	39,576
100		Zions Bancorp.	4,555
			309,988
		Beverages: 0.9%
430		Anheuser-Busch Cos., Inc.	20,404
910		Coca-Cola Co.	55,392
350	@	Constellation Brands, Inc.	6,185
100		Molson Coors Brewing Co.	5,257
340		Pepsi Bottling Group, Inc.	11,529
820		PepsiCo, Inc.	59,204
			157,971
		Biotechnology: 0.3%
650	@	Amgen, Inc.	27,157
180	@	Biogen Idec, Inc.	11,104
150	@	Celgene Corp.	9,194
110	@	Genzyme Corp.	8,199
			55,654
		Building Materials: 0.1%
480		Masco Corp.	9,518
100		Trane, Inc.	4,590
			14,108
		Chemicals: 0.9%
100		Air Products & Chemicals, Inc.	9,200
440		Dow Chemical Co.	16,214
300		Ecolab, Inc.	13,029
650		EI Du Pont de Nemours & Co.	30,394

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 9	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
300		International Flavors & Fragrances, Inc.	$13,215
320		Monsanto Co.	35,680
300		PPG Industries, Inc.	18,153
50		Praxair, Inc.	4,212
80		Sherwin-Williams Co.	4,083
300		Sigma-Aldrich Corp.	17,895
			162,075
		Coal: 0.1%
100		Consol Energy, Inc.	6,919
100		Peabody Energy Corp.	5,100
			12,019
		Commercial Services: 0.3%
100	@	Apollo Group, Inc. - Class A	4,320
90		McKesson Corp.	4,713
320		Moody’s Corp.	11,146
70		Paychex, Inc.	2,398
300		Robert Half International, Inc.	7,722
300		RR Donnelley & Sons Co.	9,093
440		Western Union Co.	9,359
			48,751
		Computers: 1.8%
100	@	Affiliated Computer Services, Inc.	5,011
450	@	Apple, Inc.	64,575
150	@	Cognizant Technology Solutions Corp.	4,325
110	@	Computer Sciences Corp.	4,487
1,390	@	Dell, Inc.	27,689
350		Electronic Data Systems Corp.	5,828
1,360	@	EMC Corp.	19,502
1,460		Hewlett-Packard Co.	66,664
810		International Business Machines Corp.	93,263
130	@	Lexmark International, Inc.	3,994
150	@	NetApp, Inc.	3,008
150	@	Sandisk Corp.	3,386
600	@	Sun Microsystems, Inc.	9,318
100	@	Teradata Corp.	2,206
			313,256
		Cosmetics/Personal Care: 0.9%
100		Avon Products, Inc.	3,954
340		Colgate-Palmolive Co.	26,489
1,914		Procter & Gamble Co.	134,114
			164,557
		Distribution/Wholesale: 0.1%
350		Genuine Parts Co.	14,077
			14,077
		Diversified Financial Services: 1.9%
530		American Express Co.	23,172
166		Ameriprise Financial, Inc.	8,607
450		Charles Schwab Corp.	8,474
150		CIT Group, Inc.	1,778
2,520		Citigroup, Inc.	53,978
20		CME Group, Inc.	9,382
810		Countrywide Financial Corp.	4,455
175		Discover Financial Services	2,865
620		Fannie Mae	16,318
90		Franklin Resources, Inc.	8,729
400		Freddie Mac	10,128
300		Goldman Sachs Group, Inc.	49,617
1,900		JPMorgan Chase & Co.	81,605
180		Lehman Brothers Holdings, Inc.	6,775
360		Merrill Lynch & Co., Inc.	14,666
550		Morgan Stanley	25,135
130		Nyse Euronext	8,022
190	@	SLM Corp.	2,917
			336,623
		Electric: 1.1%
300		American Electric Power Co., Inc.	12,489
100		Constellation Energy Group, Inc.	8,827
400		Dominion Resources, Inc.	16,336
150		DTE Energy Co.	5,834
1,500		Duke Energy Corp.	26,775
350		Edison International	17,157
100		Entergy Corp.	10,908
300		Exelon Corp.	24,381
350		FirstEnergy Corp.	24,017
400		FPL Group, Inc.	25,096
350		PPL Corp.	16,072
130		Public Service Enterprise Group, Inc.	5,225
100		Southern Co.	3,561
			196,678
		Electrical Components & Equipment: 0.0%
80		Emerson Electric Co.	4,117
150		Molex, Inc.	3,474
			7,591

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 9	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Electronics: 0.3%
370	@	Agilent Technologies, Inc.	$11,037
300		Applera Corp. - Applied Biosystems Group	9,858
350		Jabil Circuit, Inc.	3,311
360	@	Thermo Electron Corp.	20,462
350	@@	Tyco Electronics Ltd.	12,012
10	@	Waters Corp.	557
			57,237
		Engineering & Construction: 0.1%
100		Fluor Corp.	14,116
100	@	Jacobs Engineering Group, Inc.	7,359
			21,475
		Entertainment: 0.0%
50		International Game Technology	2,011
			2,011
		Environmental Control: 0.1%
550	@	Allied Waste Industries, Inc.	5,946
350		Waste Management, Inc.	11,746
			17,692
		Food: 0.6%
380		General Mills, Inc.	22,754
380		HJ Heinz Co.	17,849
350		Kellogg Co.	18,396
550		Kraft Foods, Inc.	17,056
130		Kroger Co.	3,302
300		Safeway, Inc.	8,805
800		Sara Lee Corp.	11,184
150		WM Wrigley Jr. Co.	9,426
			108,772
		Forest Products & Paper: 0.1%
300		International Paper Co.	8,160
100		MeadWestvaco Corp.	2,722
			10,882
		Gas: 0.1%
300		NiSource, Inc.	5,172
300		Sempra Energy	15,984
			21,156
		Hand/Machine Tools: 0.1%
160		Black & Decker Corp.	10,576
100		Snap-On, Inc.	5,085
90		Stanley Works	4,286
			19,947
		Healthcare - Products: 1.1%
340		Baxter International, Inc.	19,659
450	@	Boston Scientific Corp.	5,792
150	@@	Covidien Ltd.	6,638
100		CR Bard, Inc.	9,640
1,510		Johnson & Johnson	97,954
650		Medtronic, Inc.	31,441
100	@	Patterson Cos., Inc.	3,630
150	@	St. Jude Medical, Inc.	6,479
100		Stryker Corp.	6,505
100	@	Varian Medical Systems, Inc.	4,684
			192,422
		Healthcare - Services: 0.4%
360		Aetna, Inc.	15,152
155	@	Coventry Health Care, Inc.	6,254
130	@	Humana, Inc.	5,832
100	@	Laboratory Corp. of America Holdings	7,368
680		UnitedHealth Group, Inc.	23,365
350	@	WellPoint, Inc.	15,446
			73,417
		Home Builders: 0.1%
400		D.R. Horton, Inc.	6,300
300		KB Home	7,419
450		Pulte Homes, Inc.	6,548
			20,267
		Household Products/Wares: 0.2%
300		Clorox Co.	16,992
180		Kimberly-Clark Corp.	11,619
			28,611
		Housewares: 0.0%
300		Newell Rubbermaid, Inc.	6,861
			6,861
		Insurance: 1.8%
360	@@	ACE Ltd.	19,822
370		Aflac, Inc.	24,032
340		Allstate Corp.	16,340
1,410		American International Group, Inc.	60,983
170		AON Corp.	6,834
100		Assurant, Inc.	6,086

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 9	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
390		Chubb Corp.	$19,297
150		Cigna Corp.	6,086
300		Cincinnati Financial Corp.	11,412
150		Genworth Financial, Inc.	3,396
170		Hartford Financial Services Group, Inc.	12,881
350		Lincoln National Corp.	18,200
150		Loews Corp.	6,033
150		Marsh & McLennan Cos., Inc.	3,653
540		Metlife, Inc.	32,540
320		Progressive Corp.	5,142
330		Prudential Financial, Inc.	25,823
80		Safeco Corp.	3,510
80		Torchmark Corp.	4,809
410		Travelers Cos., Inc.	19,619
350		UnumProvident Corp.	7,704
			314,202
		Internet: 0.8%
100	@	Akamai Technologies, Inc.	2,816
300	@	Amazon.com, Inc.	21,390
570	@	eBay, Inc.	17,009
150	@	Expedia, Inc.	3,284
150	@	Google, Inc. - Class A	66,071
150	@	IAC/InterActiveCorp.	3,114
570	@	Symantec Corp.	9,473
650	@	Yahoo!, Inc.	18,805
			141,962
		Iron/Steel: 0.1%
110		Nucor Corp.	7,451
40		United States Steel Corp.	5,075
			12,526
		Leisure Time: 0.1%
330		Carnival Corp.	13,358
			13,358
		Lodging: 0.0%
50		Marriott International, Inc.	1,718
130		Starwood Hotels & Resorts Worldwide, Inc.	6,728
			8,446
		Machinery - Construction & Mining: 0.2%
400		Caterpillar, Inc.	31,316
100	@	Terex Corp.	6,250
			37,566
		Machinery - Diversified: 0.2%
310		Cummins, Inc.	14,514
350		Deere & Co.	28,154
			42,668
		Media: 0.9%
300		CBS Corp. - Class B	6,624
360		Clear Channel Communications, Inc.	10,519
1,150		Comcast Corp. – Class A	22,241
550	@	DIRECTV Group, Inc.	13,635
300		Gannett Co., Inc.	8,715
170		McGraw-Hill Cos., Inc.	6,282
100		Meredith Corp.	3,825
1,050		News Corp. - Class A	19,688
1,350		Time Warner, Inc.	18,927
350	@	Viacom - Class B	13,867
1,070		Walt Disney Co.	33,577
			157,900
		Metal Fabricate/Hardware: 0.1%
100		Precision Castparts Corp.	10,208
			10,208
		Mining: 0.3%
350		Alcoa, Inc.	12,621
321		Freeport-McMoRan Copper & Gold, Inc.	30,887
150		Newmont Mining Corp.	6,795
			50,303
		Miscellaneous Manufacturing: 2.1%
390		3M Co.	30,869
100		Cooper Industries Ltd.	4,015
70		Danaher Corp.	5,322
400		Dover Corp.	16,712
190		Eaton Corp.	15,137
5,810		General Electric Co.	215,028
400		Honeywell International, Inc.	22,568
300		Illinois Tool Works, Inc.	14,469
100	@@	Ingersoll-Rand Co.	4,458
20		ITT Corp.	1,036
150		Leggett & Platt, Inc.	2,288
170		Parker Hannifin Corp.	11,776
300		Textron, Inc.	16,626
150	@@	Tyco International Ltd.	6,608
			366,912

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 9	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Office/Business Equipment: 0.1%
300		Pitney Bowes, Inc.	$10,506
650		Xerox Corp.	9,731
			20,237
		Oil & Gas: 4.1%
330		Anadarko Petroleum Corp.	20,800
350		Apache Corp.	42,287
350		Chesapeake Energy Corp.	16,153
1,330		Chevron Corp.	113,529
959		ConocoPhillips	73,085
320		Devon Energy Corp.	33,386
150		ENSCO International, Inc.	9,393
100		EOG Resources, Inc.	12,000
3,130		ExxonMobil Corp.	264,735
150		Hess Corp.	13,227
340		Marathon Oil Corp.	15,504
100		Murphy Oil Corp.	8,214
100	@, @@	Nabors Industries Ltd.	3,377
100		Noble Corp.	4,967
160		Noble Energy, Inc.	11,648
570		Occidental Petroleum Corp.	41,707
150		Questar Corp.	8,484
100		Sunoco, Inc.	5,247
100		Tesoro Petroleum Corp.	3,000
330		Valero Energy Corp.	16,206
175		XTO Energy, Inc.	10,826
			727,775
		Oil & Gas Services: 0.6%
100		Baker Hughes, Inc.	6,850
180		Halliburton Co.	7,079
300	@	National Oilwell Varco, Inc.	17,514
550		Schlumberger Ltd.	47,850
194	@	Transocean, Inc.	26,229
100	@	Weatherford International Ltd.	7,247
			112,769
		Packaging & Containers: 0.1%
130		Ball Corp.	5,972
100	@	Pactiv Corp.	2,621
			8,593
		Pharmaceuticals: 2.0%
550		Abbott Laboratories	30,333
300		Allergan, Inc.	16,917
150		AmerisourceBergen Corp.	6,147
1,050		Bristol-Myers Squibb Co.	22,365
100		Cardinal Health, Inc.	5,251
600		Eli Lilly & Co.	30,954
170	@	Express Scripts, Inc.	10,934
310	@	Forest Laboratories, Inc.	12,403
470	@	Gilead Sciences, Inc.	24,219
100	@	Hospira, Inc.	4,277
358	@	King Pharmaceuticals, Inc.	3,115
350	@	Medco Health Solutions, Inc.	15,327
1,180		Merck & Co., Inc.	44,781
3,990		Pfizer, Inc.	83,511
900		Schering-Plough Corp.	12,969
100	@	Watson Pharmaceuticals, Inc.	2,932
690		Wyeth	28,814
			355,249
		Pipelines: 0.1%
350		El Paso Corp.	5,824
350		Spectra Energy Corp.	7,963
300		Williams Cos., Inc.	9,894
			23,681
		Retail: 1.8%
100		Abercrombie & Fitch Co.	7,314
80	@	Autozone, Inc.	9,106
170		Best Buy Co., Inc.	7,048
150	@	Big Lots, Inc.	3,345
300	@	Coach, Inc.	9,045
170		Costco Wholesale Corp.	11,045
685		CVS Caremark Corp.	27,749
130		Darden Restaurants, Inc.	4,232
190		Family Dollar Stores, Inc.	3,705
100	@	GameStop Corp.	5,171
400		Gap, Inc.	7,872
600		Home Depot, Inc.	16,782
100		JC Penney Co., Inc.	3,771
150		Limited Brands, Inc.	2,565
660		Lowe’s Cos., Inc.	15,140
670		McDonald’s Corp.	37,366
100		Polo Ralph Lauren Corp.	5,829
300		RadioShack Corp.	4,875

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 9	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Retail (continued)
410		Staples, Inc.	$9,065
440	@	Starbucks Corp.	7,700
300		Supervalu, Inc.	8,994
180		Target Corp.	9,122
410		TJX Cos., Inc.	13,559
350		Walgreen Co.	13,332
1,190		Wal-Mart Stores, Inc.	62,689
150		Wendy’s International, Inc.	3,459
350		Yum! Brands, Inc.	13,024
			322,904
		Savings & Loans: 0.2%
850		Hudson City Bancorp., Inc.	15,028
350		Sovereign Bancorp., Inc.	3,262
1,086		Washington Mutual, Inc.	11,186
			29,476
		Semiconductors: 0.8%
100		Analog Devices, Inc.	2,952
800		Applied Materials, Inc.	15,608
350	@	Broadcom Corp.	6,745
3,050		Intel Corp.	64,599
100		KLA-Tencor Corp.	3,710
800	@	LSI Logic Corp.	3,960
100	@	MEMC Electronic Materials, Inc.	7,090
170		National Semiconductor Corp.	3,114
100	@	Novellus Systems, Inc.	2,105
360	@	Nvidia Corp.	7,124
300	@	QLogic Corp.	4,605
850		Texas Instruments, Inc.	24,030
			145,642
		Software: 1.3%
310	@	Adobe Systems, Inc.	11,033
310	@	Autodesk, Inc.	9,759
310	@	BMC Software, Inc.	10,081
390		CA, Inc.	8,775
100	@	Electronic Arts, Inc.	4,992
350		IMS Health, Inc.	7,354
4,490		Microsoft Corp.	127,426
500	@	Novell, Inc.	3,145
2,120	@	Oracle Corp.	41,467
			224,032
		Telecommunications: 2.0%
3,093		AT&T, Inc.	118,462
170		CenturyTel, Inc.	5,651
3,350	@	Cisco Systems, Inc.	80,702
300		Citizens Communications Co.	3,147
970		Corning, Inc.	23,319
142		Embarq Corp.	5,694
300	@	JDS Uniphase Corp.	4,017
300	@	Juniper Networks, Inc.	7,500
820		Motorola, Inc.	7,626
850		Qualcomm, Inc.	34,850
950		Qwest Communications International, Inc.	4,304
1,340		Sprint Nextel Corp.	8,965
1,190		Verizon Communications, Inc.	43,376
300		Windstream Corp.	3,585
			351,198
		Textiles: 0.0%
100		Cintas Corp.	2,854
			2,854
		Toys/Games/Hobbies: 0.0%
300		Hasbro, Inc.	8,370
			8,370
		Transportation: 0.5%
100		Burlington Northern Santa Fe Corp.	9,222
100		CH Robinson Worldwide, Inc.	5,440
120		CSX Corp.	6,728
100		Expeditors International Washington, Inc.	4,518
120		FedEx Corp.	11,120
80		Norfolk Southern Corp.	4,346
100		Ryder System, Inc.	6,091
110		Union Pacific Corp.	13,792
450		United Parcel Service, Inc. - Class B	32,859
			94,116
		Total Common Stock
		(Cost $6,585,100)	6,298,863
REAL ESTATE INVESTMENT TRUSTS: 0.4%
		Apartments: 0.1%	12,447
300		Equity Residential	12,447

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 9	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
		Hotels: 0.0%
550		Host Hotels & Resorts, Inc.		$8,756
				8,756
		Regional Malls: 0.1%
100		General Growth Properties, Inc.		3,817
100		Simon Property Group, Inc.		9,291
				13,108
		Storage: 0.2%
300		Public Storage, Inc.		26,586
				26,586
		Warehouse/Industrial: 0.0%
100		Prologis		5,886
				5,886
		Total Real Estate Investment Trusts
		(Cost $64,018)		66,783

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 50.1%
		Federal Home Loan Mortgage Corporation: 50.1%
$10,000,000	Z	2.840%, due 09/15/12		$8,861,930
		Total U.S. Government Agency Obligations
		(Cost $8,722,516)		8,861,930
U.S. TREASURY OBLIGATIONS: 13.3%
		U.S. Treasury STRIP: 13.3%
2,608,000	^	Discount Note, due 08/15/12		2,349,670

		Total U.S. Treasury Obligations
		(Cost $2,357,367)		2,349,670

		Total Long-Term Investments
		(Cost $17,729,001)		17,577,246
SHORT-TERM INVESTMENTS: 0.8%
		Repurchase Agreement: 0.8%
140,000		Morgan Stanley Repurchase Agreement dated 03/31/08, 2.250%, due 04/01/08, $140,009 to be received upon repurchase (Collateralized by $145,000 Federal National Mortgage Association, 5.100%, Market Value plus accrued interest $147,063, due 09/10/09)		140,000
		Total Short-Term Investments
		(Cost $140,000)		140,000
		Total Investments in Securities
		(Cost $17,869,001)*	100.2%	$17,717,246
		Other Assets and Liabilities - Net	(0.2)	(27,776)
		Net Assets	100.0%	$17,689,470

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	^	Interest Only (IO) Security

	*	Cost for federal income tax purposes is $18,840,465.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$263,581
		Gross Unrealized Depreciation		(1,386,800)
		Net Unrealized Depreciation		$(1,123,219)

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 9	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$6,365,626	$—
Level 2- Other Significant Observable Inputs	11,351,620	—
Level 3- Significant Unobservable Inputs	—	—
Total	$17,717,246	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 10	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 35.2%
		Advertising: 0.0%
160		Omnicom Group	$7,069
			7,069
		Aerospace/Defense: 0.9%
500		Boeing Co.	37,185
40		General Dynamics Corp.	3,335
200		Goodrich Corp.	11,502
50		L-3 Communications Holdings, Inc.	5,467
330		Lockheed Martin Corp.	32,769
190		Northrop Grumman Corp.	14,784
530		United Technologies Corp.	36,475
			141,517
		Agriculture: 0.5%
1,000		Altria Group, Inc.	22,200
190		Archer-Daniels-Midland Co.	7,820
1,000	@	Philip Morris International, Inc.	50,580
40		Reynolds American, Inc.	2,361
			82,961
		Airlines: 0.1%
900		Southwest Airlines Co.	11,160
			11,160
		Apparel: 0.2%
180		Nike, Inc.	12,240
200		VF Corp.	15,502
			27,742
		Auto Manufacturers: 0.1%
960	@	Ford Motor Co.	5,491
340		General Motors Corp.	6,477
45		Paccar, Inc.	2,025
			13,993
		Auto Parts & Equipment: 0.1%
200	@	Goodyear Tire & Rubber Co.	5,160
440		Johnson Controls, Inc.	14,872
			20,032
		Banks: 1.7%
1,922		Bank of America Corp.	72,863
700		Bank of New York Mellon Corp.	29,211
200		BB&T Corp.	6,412
63		Capital One Financial Corp.	3,101
460		Fifth Third Bancorp.	9,623
200		Huntington Bancshares, Inc.	2,150
200		Keycorp.	4,390
498		Marshall & Ilsley Corp.	11,554
200		Northern Trust Corp.	13,294
960		Regions Financial Corp.	18,960
180		State Street Corp.	14,220
200		US Bancorp.	6,472
1,249		Wachovia Corp.	33,723
1,220		Wells Fargo & Co.	35,502
200		Zions Bancorp.	9,110
			270,585
		Beverages: 0.8%
470		Anheuser-Busch Cos., Inc.	22,302
650		Coca-Cola Co.	39,566
200	@	Constellation Brands, Inc.	3,534
180		Pepsi Bottling Group, Inc.	6,104
660		PepsiCo, Inc.	47,652
			119,158
		Biotechnology: 0.3%
650	@	Amgen, Inc.	27,157
320	@	Biogen Idec, Inc.	19,741
50	@	Celgene Corp.	3,065
40	@	Genzyme Corp.	2,982
			52,945
		Building Materials: 0.1%
430		Masco Corp.	8,527
			8,527
		Chemicals: 0.9%
200		Air Products & Chemicals, Inc.	18,400
430		Dow Chemical Co.	15,846
200		Ecolab, Inc.	8,686
650		EI Du Pont de Nemours & Co.	30,394
200		International Flavors & Fragrances, Inc.	8,810
320		Monsanto Co.	35,680
200		PPG Industries, Inc.	12,102
200		Sigma-Aldrich Corp.	11,930
			141,848

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 10	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Coal: 0.1%
200		Peabody Energy Corp.	$10,200
			10,200
		Commercial Services: 0.3%
190	@	Apollo Group, Inc. - Class A	8,208
200		McKesson Corp.	10,474
190		Moody’s Corp.	6,618
190		Paychex, Inc.	6,509
200		Robert Half International, Inc.	5,148
200		RR Donnelley & Sons Co.	6,062
440		Western Union Co.	9,359
			52,378
		Computers: 1.6%
200	@	Affiliated Computer Services, Inc.	10,022
200	@	Apple, Inc.	28,700
200	@	Cognizant Technology Solutions Corp.	5,766
40	@	Computer Sciences Corp.	1,632
1,370	@	Dell, Inc.	27,290
200		Electronic Data Systems Corp.	3,330
1,140	@	EMC Corp.	16,348
1,130		Hewlett-Packard Co.	51,596
680		International Business Machines Corp.	78,295
180	@	Lexmark International, Inc.	5,530
200	@	NetApp, Inc.	4,010
330	@	Sandisk Corp.	7,448
530	@	Sun Microsystems, Inc.	8,231
200	@	Teradata Corp.	4,412
			252,610
		Cosmetics/Personal Care: 0.8%
200		Avon Products, Inc.	7,908
150		Colgate-Palmolive Co.	11,687
1,620		Procter & Gamble Co.	113,513
			133,108
		Distribution/Wholesale: 0.1%
200		Genuine Parts Co.	8,044
			8,044
		Diversified Financial Services: 1.9%
500		American Express Co.	21,860
190		Ameriprise Financial, Inc.	9,852
510		Charles Schwab Corp.	9,603
180		CIT Group, Inc.	2,133
2,230		Citigroup, Inc.	47,767
60		CME Group, Inc.	28,146
360		Countrywide Financial Corp.	1,980
340		Discover Financial Services	5,566
520		Fannie Mae	13,686
10		Franklin Resources, Inc.	970
190		Freddie Mac	4,811
160		Goldman Sachs Group, Inc.	26,462
1,680		JPMorgan Chase & Co.	72,156
160		Lehman Brothers Holdings, Inc.	6,022
420		Merrill Lynch & Co., Inc.	17,111
480		Morgan Stanley	21,936
190		Nyse Euronext	11,725
200	@	SLM Corp.	3,070
			304,856
		Electric: 1.0%
200		American Electric Power Co., Inc.	8,326
40		Constellation Energy Group, Inc.	3,531
200		Dominion Resources, Inc.	8,168
50		DTE Energy Co.	1,945
1,400		Duke Energy Corp.	24,990
200		Edison International	9,804
180		Entergy Corp.	19,634
200		Exelon Corp.	16,254
340		FirstEnergy Corp.	23,331
200		FPL Group, Inc.	12,548
200		PPL Corp.	9,184
180		Public Service Enterprise Group, Inc.	7,234
200		Southern Co.	7,122
			152,071
		Electrical Components & Equipment: 0.1%
180		Emerson Electric Co.	9,263
200		Molex, Inc.	4,632
			13,895
		Electronics: 0.2%
340	@	Agilent Technologies, Inc.	10,142
200		Applera Corp. - Applied Biosystems Group	6,572
200		Jabil Circuit, Inc.	1,892
170	@	Thermo Electron Corp.	9,663
320	@@	Tyco Electronics Ltd.	10,982
			39,251

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 10	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Environmental Control: 0.1%
200	@	Allied Waste Industries, Inc.	$2,162
200		Waste Management, Inc.	6,712
			8,874
		Food: 0.6%
200		ConAgra Foods, Inc.	4,790
200		General Mills, Inc.	11,976
190		HJ Heinz Co.	8,924
200		Kellogg Co.	10,512
483		Kraft Foods, Inc.	14,978
330		Kroger Co.	8,382
200		Safeway, Inc.	5,870
700		Sara Lee Corp.	9,786
200		WM Wrigley Jr. Co.	12,568
			87,786
		Forest Products & Paper: 0.0%
60		International Paper Co.	1,632
200		MeadWestvaco Corp.	5,444
			7,076
		Gas: 0.1%
200		NiSource, Inc.	3,448
200		Sempra Energy	10,656
			14,104
		Hand/Machine Tools: 0.2%
320		Black & Decker Corp.	21,152
10		Snap-On, Inc.	509
310		Stanley Works	14,762
			36,423
		Healthcare - Products: 1.2%
330		Baxter International, Inc.	19,081
500	@	Boston Scientific Corp.	6,435
320	@@	Covidien Ltd.	14,160
1,460		Johnson & Johnson	94,710
500		Medtronic, Inc.	24,185
200	@	Patterson Cos., Inc.	7,260
200	@	St. Jude Medical, Inc.	8,638
200		Stryker Corp.	13,010
30	@	Zimmer Holdings, Inc.	2,336
			189,815
		Healthcare - Services: 0.5%
320		Aetna, Inc.	13,469
190	@	Coventry Health Care, Inc.	7,667
190	@	Humana, Inc.	8,523
190	@	Laboratory Corp. of America Holdings	13,999
690		UnitedHealth Group, Inc.	23,708
160	@	WellPoint, Inc.	7,061
			74,427
		Home Builders: 0.1%
200		Centex Corp.	4,842
200		D.R. Horton, Inc.	3,150
200		KB Home	4,946
200		Pulte Homes, Inc.	2,910
			15,848
		Household Products/Wares: 0.2%
200		Clorox Co.	11,328
340		Kimberly-Clark Corp.	21,947
			33,275
		Housewares: 0.0%
200		Newell Rubbermaid, Inc.	4,574
			4,574
		Insurance: 1.6%
200	@@	ACE Ltd.	11,012
200		Aflac, Inc.	12,990
150		Allstate Corp.	7,209
1,250		American International Group, Inc.	54,063
180		AON Corp.	7,236
200		Assurant, Inc.	12,172
430		Chubb Corp.	21,276
30		Cigna Corp.	1,217
200		Cincinnati Financial Corp.	7,608
200		Genworth Financial, Inc.	4,528
180		Hartford Financial Services Group, Inc.	13,639
200		Lincoln National Corp.	10,400
200		Loews Corp.	8,044
200		Marsh & McLennan Cos., Inc.	4,870
530		Metlife, Inc.	31,938
170		Progressive Corp.	2,732
160		Prudential Financial, Inc.	12,520
10		Safeco Corp.	439
200		Torchmark Corp.	12,022

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 10	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
170		Travelers Cos., Inc.	$8,135
200		UnumProvident Corp.	4,402
			248,452
		Internet: 0.5%
200	@	Amazon.com, Inc.	14,260
530	@	eBay, Inc.	15,815
200	@	Expedia, Inc.	4,378
30	@	Google, Inc. - Class A	13,214
200	@	IAC/InterActiveCorp.	4,152
490	@	Symantec Corp.	8,144
500	@	Yahoo!, Inc.	14,465
			74,428
		Investment Companies: 0.0%
200		American Capital Strategies Ltd.	6,832
			6,832
		Iron/Steel: 0.1%
60		Nucor Corp.	4,064
50		United States Steel Corp.	6,344
			10,408
		Leisure Time: 0.0%
170		Carnival Corp.	6,882
			6,882
		Lodging: 0.1%
200		Marriott International, Inc.	6,872
200		Starwood Hotels & Resorts Worldwide, Inc.	10,350
			17,222
		Machinery - Construction & Mining: 0.2%
190		Caterpillar, Inc.	14,875
200	@	Terex Corp.	12,500
			27,375
		Machinery - Diversified: 0.2%
340		Cummins, Inc.	15,919
200		Deere & Co.	16,088
			32,007
		Media: 0.9%
200		CBS Corp. -Class B	4,416
160		Clear Channel Communications, Inc.	4,675
1,120		Comcast Corp. – Class A	21,661
500	@	DIRECTV Group, Inc.	12,395
200		Gannett Co., Inc.	5,810
330		McGraw-Hill Cos., Inc.	12,194
980		News Corp. - Class A	18,375
1,200		Time Warner, Inc.	16,824
200	@	Viacom - Class B	7,924
970		Walt Disney Co.	30,439
			134,713
		Mining: 0.3%
200		Alcoa, Inc.	7,212
341		Freeport-McMoRan Copper & Gold, Inc.	32,811
200		Newmont Mining Corp.	9,060
			49,083
		Miscellaneous Manufacturing: 2.1%
200		3M Co.	15,830
200		Dover Corp.	8,356
310		Eaton Corp.	24,698
5,090		General Electric Co.	188,381
420		Honeywell International, Inc.	23,696
200		Illinois Tool Works, Inc.	9,646
200	@@	Ingersoll-Rand Co.	8,916
170		ITT Corp.	8,808
200		Leggett & Platt, Inc.	3,050
200		Parker Hannifin Corp.	13,854
200		Textron, Inc.	11,084
320	@@	Tyco International Ltd.	14,096
			330,415
		Office/Business Equipment: 0.1%
200		Pitney Bowes, Inc.	7,004
700		Xerox Corp.	10,479
			17,483
		Oil & Gas: 3.9%
410		Anadarko Petroleum Corp.	25,842
200		Apache Corp.	24,164
200		Chesapeake Energy Corp.	9,230
1,170		Chevron Corp.	99,871
923		ConocoPhillips	70,342
170		Devon Energy Corp.	17,736
200		ENSCO International, Inc.	12,524
2,740		ExxonMobil Corp.	231,749
200		Hess Corp.	17,636
340		Marathon Oil Corp.	15,504
200		Murphy Oil Corp.	16,428
200	@, @@	Nabors Industries Ltd.	6,754

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 10	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
190		Noble Energy, Inc.	$13,832
510		Occidental Petroleum Corp.	37,317
200		Questar Corp.	11,312
150		Valero Energy Corp.	7,367
50		XTO Energy, Inc.	3,093
			620,701
		Oil & Gas Services: 0.9%
200		Baker Hughes, Inc.	13,700
330		Halliburton Co.	12,979
200	@	National Oilwell Varco, Inc.	11,676
640		Schlumberger Ltd.	55,680
195	@	Transocean, Inc.	26,364
200	@	Weatherford International Ltd.	14,494
			134,893
		Packaging & Containers: 0.1%
200		Ball Corp.	9,188
200	@	Pactiv Corp.	5,242
			14,430
		Pharmaceuticals: 2.0%
480		Abbott Laboratories	26,472
200		Allergan, Inc.	11,278
170		AmerisourceBergen Corp.	6,967
900		Bristol-Myers Squibb Co.	19,170
50		Cardinal Health, Inc.	2,626
500		Eli Lilly & Co.	25,795
320	@	Express Scripts, Inc.	20,582
340	@	Forest Laboratories, Inc.	13,603
480	@	Gilead Sciences, Inc.	24,734
206	@	King Pharmaceuticals, Inc.	1,792
200	@	Medco Health Solutions, Inc.	8,758
980		Merck & Co., Inc.	37,191
3,580		Pfizer, Inc.	74,929
670		Schering-Plough Corp.	9,655
200	@	Watson Pharmaceuticals, Inc.	5,864
710		Wyeth	29,650
			319,066
		Pipelines: 0.1%
200		El Paso Corp.	3,328
200		Spectra Energy Corp.	4,550
200		Williams Cos., Inc.	6,596
			14,474
		Retail: 2.1%
10	@	Autozone, Inc.	1,138
190		Best Buy Co., Inc.	7,877
200	@	Big Lots, Inc.	4,460
170	@	Coach, Inc.	5,126
320		Costco Wholesale Corp.	20,790
671		CVS Caremark Corp.	27,182
180		Darden Restaurants, Inc.	5,859
310		Family Dollar Stores, Inc.	6,045
200	@	GameStop Corp.	10,342
470		Gap, Inc.	9,250
660		Home Depot, Inc.	18,460
200		JC Penney Co., Inc.	7,542
200		Limited Brands, Inc.	3,420
880		Lowe’s Cos., Inc.	20,187
200		Macy’s, Inc.	4,612
660		McDonald’s Corp.	36,808
200		Polo Ralph Lauren Corp.	11,658
200		RadioShack Corp.	3,250
190		Staples, Inc.	4,201
430	@	Starbucks Corp.	7,525
200		Supervalu, Inc.	5,996
410		Target Corp.	20,779
190		TJX Cos., Inc.	6,283
200		Walgreen Co.	7,618
1,150		Wal-Mart Stores, Inc.	60,582
200		Wendy’s International, Inc.	4,612
340		Yum! Brands, Inc.	12,651
			334,253
		Savings & Loans: 0.2%
700		Hudson City Bancorp., Inc.	12,376
500		Sovereign Bancorp., Inc.	4,660
930		Washington Mutual, Inc.	9,579
			26,615
		Semiconductors: 1.0%
200		Analog Devices, Inc.	5,904
700		Applied Materials, Inc.	13,657
200	@	Broadcom Corp.	3,854
2,710		Intel Corp.	57,398
200		KLA-Tencor Corp.	7,420
500	@	LSI Logic Corp.	2,475

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 10	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
200	@	MEMC Electronic Materials, Inc.	$14,180
340		National Semiconductor Corp.	6,229
200	@	Novellus Systems, Inc.	4,210
155	@	Nvidia Corp.	3,067
200	@	QLogic Corp.	3,070
900		Texas Instruments, Inc.	25,443
200		Xilinx, Inc.	4,750
			151,657
		Software: 1.3%
180	@	Adobe Systems, Inc.	6,406
200	@	Autodesk, Inc.	6,296
190	@	BMC Software, Inc.	6,179
440		CA, Inc.	9,900
200	@	Electronic Arts, Inc.	9,984
200		IMS Health, Inc.	4,202
4,090		Microsoft Corp.	116,067
200	@	Novell, Inc.	1,258
2,090	@	Oracle Corp.	40,880
			201,172
		Telecommunications: 2.0%
2,703		AT&T, Inc.	103,525
310		CenturyTel, Inc.	10,304
2,790	@	Cisco Systems, Inc.	67,211
200		Citizens Communications Co.	2,098
920		Corning, Inc.	22,117
172		Embarq Corp.	6,897
200	@	JDS Uniphase Corp.	2,678
340	@	Juniper Networks, Inc.	8,500
940		Motorola, Inc.	8,742
880		Qualcomm, Inc.	36,080
940		Qwest Communications International, Inc.	4,258
930		Sprint Nextel Corp.	6,222
200	@	Tellabs, Inc.	1,090
1,110		Verizon Communications, Inc.	40,460
200		Windstream Corp.	2,390
			322,572
		Textiles: 0.0%
200		Cintas Corp.	5,708
			5,708
		Toys/Games/Hobbies: 0.0%
200		Hasbro, Inc.	5,580
			5,580
		Transportation: 0.7%
200		Burlington Northern Santa Fe Corp.	18,444
200		CSX Corp.	11,214
200		Expeditors International Washington, Inc.	9,036
50		FedEx Corp.	4,634
20		Norfolk Southern Corp.	1,086
200		Ryder System, Inc.	12,182
190		Union Pacific Corp.	23,822
500		United Parcel Service, Inc. - Class B	36,510
			116,928
		Total Common Stock
		(Cost $5,563,526)	5,559,501
REAL ESTATE INVESTMENT TRUSTS: 0.3%
		Apartments: 0.1%
200		Apartment Investment & Management Co.	7,162
200		Equity Residential	8,298
			15,460
		Hotels: 0.1%
500		Host Hotels & Resorts, Inc.	7,960
			7,960
		Regional Malls: 0.0%
200		General Growth Properties, Inc.	7,634
			7,634
		Storage: 0.1%
200		Public Storage, Inc.	17,724
			17,724
		Warehouse/Industrial: 0.0%
50		Prologis	2,943
			2,943
		Total Real Estate Investment Trusts
		(Cost $49,782)	51,721

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 45.4%
		Federal Home Loan Mortgage Corporation: 33.1%
$6,000,000	^, Z	2.830% due 01/15/13	$5,244,630
			5,244,630

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 10	as of March 31, 2008 (Unaudited) (continued)

Principal Amount				Value
		Federal National Mortgage Association: 12.3%
$2,222,000	^, Z	2.850% due 01/15/13		$1,942,284
				1,942,284
		Total U.S. Government Agency Obligations
		(Cost $6,903,507)		7,186,914
U.S. TREASURY OBLIGATIONS: 18.5%
		U.S. Treasury STRIP: 18.5%
3,267,000	^	Discount Note, due 11/15/12		2,921,884

		Total U.S. Treasury Obligations
		(Cost $2,926,304)		2,921,884

		Total Long-Term Investments
		(Cost $15,443,119)		15,720,020

Shares				Value
SHORT-TERM INVESTMENTS: 0.8%
		Mutual Fund: 0.0%
5,000	**	ING Institutional Prime Money Market Fund		$5,000
		Total Mutual Fund
		(Cost $5,000)		5,000

Principal Amount				Value

		Repurchase Agreement: 0.8%
$119,000		Morgan Stanley Repurchase Agreement dated 03/31/08, 2.251%, due 04/01/08, $119,007 to be received upon repurchase (Collateralized by $125,000 Federal National Mortgage Association, 5.100%, Market Value plus accrued interest $126,778, due 09/10/09)		$119,000
		Total Repurchase Agreement
		(Cost $119,000)		119,000
		Total Short-Term Investments
		(Cost $124,000)		124,000

		Total Investments in Securities
		(Cost $15,567,119)*	100.2%	$15,844,020
		Other Assets and Liabilities - Net	(0.2)	(28,752)
		Net Assets	100.0%	$15,815,268

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	**	Investment in affiliate
	^	Interest Only (IO) Security
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	*	Cost for federal income tax purposes is $16,617,066.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$422,781
		Gross Unrealized Depreciation		(1,195,827)
		Net Unrealized Depreciation		$(773,046)

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 10	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$5,616,223	$—
Level 2- Other Significant Observable Inputs	10,227,797	—
Level 3- Significant Unobservable Inputs	—	—
Total	$15,844,020	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 11	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 6.5%
		Advertising: 0.0%
70		Omnicom Group	$3,093
			3,093
		Aerospace/Defense: 0.2%
80		Boeing Co.	5,950
60		General Dynamics Corp.	5,002
10		Goodrich Corp.	575
20		L-3 Communications Holdings, Inc.	2,187
30		Lockheed Martin Corp.	2,979
60		Northrop Grumman Corp.	4,669
10		Raytheon Co.	646
110		United Technologies Corp.	7,570
			29,578
		Agriculture: 0.1%
220		Altria Group, Inc.	4,884
60		Archer-Daniels-Midland Co.	2,470
220	@	Philip Morris International, Inc.	11,128
50		Reynolds American, Inc.	2,952
			21,434
		Airlines: 0.0%
170		Southwest Airlines Co.	2,108
			2,108
		Apparel: 0.0%
60		Nike, Inc.	4,080
			4,080
		Auto Manufacturers: 0.0%
160	@	Ford Motor Co.	915
60		General Motors Corp.	1,143
50		Paccar, Inc.	2,250
			4,308
		Auto Parts & Equipment: 0.0%
100		Johnson Controls, Inc.	3,380
			3,380
		Banks: 0.3%
400		Bank of America Corp.	15,164
90		Bank of New York Mellon Corp.	3,756
19		Capital One Financial Corp.	935
10		Comerica, Inc.	351
60		Fifth Third Bancorp.	1,255
50		First Horizon National Corp.	701
70		Huntington Bancshares, Inc.	753
229		Marshall & Ilsley Corp.	5,313
20		Northern Trust Corp.	1,329
306		Regions Financial Corp.	6,044
40		State Street Corp.	3,160
20		US Bancorp.	647
335		Wachovia Corp.	9,045
150		Wells Fargo & Co.	4,365
20		Zions Bancorp.	911
			53,729
		Beverages: 0.1%
90		Anheuser-Busch Cos., Inc.	4,271
170		Coca-Cola Co.	10,348
60	@	Constellation Brands, Inc.	1,060
70		Pepsi Bottling Group, Inc.	2,374
100		PepsiCo, Inc.	7,220
			25,273
		Biotechnology: 0.1%
230	@	Amgen, Inc.	9,609
20	@	Biogen Idec, Inc.	1,234
50	@	Celgene Corp.	3,065
30	@	Genzyme Corp.	2,236
			16,144
		Building Materials: 0.0%
60		Masco Corp.	1,190
10		Trane, Inc.	459
			1,649
		Chemicals: 0.2%
90		Dow Chemical Co.	3,317
60		Ecolab, Inc.	2,606
220		EI Du Pont de Nemours & Co.	10,287
50		Monsanto Co.	5,575
20		PPG Industries, Inc.	1,210
20		Praxair, Inc.	1,685
10		Sherwin-Williams Co.	510
70		Sigma-Aldrich Corp.	4,176
			29,366

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 11	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Coal: 0.0%
20		Consol Energy, Inc.	$1,384
20		Peabody Energy Corp.	1,020
			2,404
		Commercial Services: 0.1%
20	@	Apollo Group, Inc. - Class A	864
50		McKesson Corp.	2,619
10		Moody’s Corp.	348
30		Paychex, Inc.	1,028
50		Robert Half International, Inc.	1,287
60		RR Donnelley & Sons Co.	1,819
100		Western Union Co.	2,127
			10,092
		Computers: 0.4%
10	@	Affiliated Computer Services, Inc.	501
90	@	Apple, Inc.	12,915
20	@	Cognizant Technology Solutions Corp.	577
20	@	Computer Sciences Corp.	816
350	@	Dell, Inc.	6,972
50		Electronic Data Systems Corp.	833
150	@	EMC Corp.	2,151
370		Hewlett-Packard Co.	16,894
240		International Business Machines Corp.	27,634
50	@	Lexmark International, Inc.	1,536
50	@	NetApp, Inc.	1,003
50	@	Sandisk Corp.	1,129
100	@	Sun Microsystems, Inc.	1,553
			74,514
		Cosmetics/Personal Care: 0.2%
20		Avon Products, Inc.	791
50		Colgate-Palmolive Co.	3,896
420		Procter & Gamble Co.	29,429
			34,116
		Distribution/Wholesale: 0.0%
50		Genuine Parts Co.	2,011
			2,011
		Diversified Financial Services: 0.3%
80		American Express Co.	3,498
20		Ameriprise Financial, Inc.	1,037
70		Charles Schwab Corp.	1,318
40		CIT Group, Inc.	474
490		Citigroup, Inc.	10,496
90		Countrywide Financial Corp.	495
60		Discover Financial Services	982
90		Fannie Mae	2,369
10		Franklin Resources, Inc.	970
60		Freddie Mac	1,519
40		Goldman Sachs Group, Inc.	6,616
280		JPMorgan Chase & Co.	12,026
10		Legg Mason, Inc.	560
50		Lehman Brothers Holdings, Inc.	1,882
70		Merrill Lynch & Co., Inc.	2,852
90		Morgan Stanley	4,113
20		Nyse Euronext	1,234
50	@	SLM Corp.	768
			53,209
		Electric: 0.2%
100		American Electric Power Co., Inc.	4,163
20		Constellation Energy Group, Inc.	1,765
70		Dominion Resources, Inc.	2,859
50		DTE Energy Co.	1,945
310		Duke Energy Corp.	5,534
60		Edison International	2,941
20		Entergy Corp.	2,182
50		Exelon Corp.	4,064
60		FirstEnergy Corp.	4,117
80		FPL Group, Inc.	5,019
80		PPL Corp.	3,674
40		Public Service Enterprise Group, Inc.	1,608
10		Southern Co.	356
			40,227
		Electrical Components & Equipment: 0.0%
70		Emerson Electric Co.	3,602
20		Molex, Inc.	463
			4,065
		Electronics: 0.1%
60	@	Agilent Technologies, Inc.	1,790
20		Applera Corp. - Applied Biosystems Group	657
50		Jabil Circuit, Inc.	473
50	@	Thermo Electron Corp.	2,842

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 11	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Electronics (continued)
50	@@	Tyco Electronics Ltd.	$1,716
20	@	Waters Corp.	1,114
			8,592
		Engineering & Construction: 0.0%
10	@	Jacobs Engineering Group, Inc.	736
			736
		Entertainment: 0.0%
30		International Game Technology	1,206
			1,206
		Environmental Control: 0.0%
100	@	Allied Waste Industries, Inc.	1,081
60		Waste Management, Inc.	2,014
			3,095
		Food: 0.1%
60		General Mills, Inc.	3,593
20		HJ Heinz Co.	939
30		Kellogg Co.	1,577
88		Kraft Foods, Inc.	2,729
100		Kroger Co.	2,540
20		Safeway, Inc.	587
100		Sara Lee Corp.	1,398
20		WM Wrigley Jr. Co.	1,257
			14,620
		Forest Products & Paper: 0.0%
50		International Paper Co.	1,360
50		MeadWestvaco Corp.	1,361
10		Weyerhaeuser Co.	650
			3,371
		Gas: 0.0%
100		NiSource, Inc.	1,724
60		Sempra Energy	3,197
			4,921
		Hand/Machine Tools: 0.0%
10		Black & Decker Corp.	661
20		Snap-On, Inc.	1,017
20		Stanley Works	952
			2,630
		Healthcare - Products: 0.2%
70		Baxter International, Inc.	4,047
100	@	Boston Scientific Corp.	1,287
30	@@	Covidien Ltd.	1,328
10		CR Bard, Inc.	964
190		Johnson & Johnson	12,325
100		Medtronic, Inc.	4,837
20	@	St. Jude Medical, Inc.	864
20		Stryker Corp.	1,301
10	@	Varian Medical Systems, Inc.	468
10	@	Zimmer Holdings, Inc.	779
			28,200
		Healthcare - Services: 0.1%
60		Aetna, Inc.	2,525
20	@	Coventry Health Care, Inc.	807
20	@	Humana, Inc.	897
10	@	Laboratory Corp. of America Holdings	737
230		UnitedHealth Group, Inc.	7,903
60	@	WellPoint, Inc.	2,648
			15,517
		Home Builders: 0.0%
70		D.R. Horton, Inc.	1,103
50		KB Home	1,237
80		Pulte Homes, Inc.	1,164
			3,504
		Household Products/Wares: 0.0%
10		Clorox Co.	566
80		Kimberly-Clark Corp.	5,164
			5,730
		Housewares: 0.0%
20		Newell Rubbermaid, Inc.	457
			457
		Insurance: 0.3%
40	@@	ACE Ltd.	2,202
40		Aflac, Inc.	2,598
60		Allstate Corp.	2,884
330		American International Group, Inc.	14,273
20		AON Corp.	804
10		Assurant, Inc.	609
60		Chubb Corp.	2,969
30		Cigna Corp.	1,217
10		Cincinnati Financial Corp.	380
40		Genworth Financial, Inc.	906
40		Hartford Financial Services Group, Inc.	3,031
50		Lincoln National Corp.	2,600

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 11	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
20		Loews Corp.	$804
40		Marsh & McLennan Cos., Inc.	974
70		Metlife, Inc.	4,218
50		Progressive Corp.	804
50		Prudential Financial, Inc.	3,913
10		Safeco Corp.	439
20		Torchmark Corp.	1,202
70		Travelers Cos., Inc.	3,350
40		UnumProvident Corp.	880
			51,057
		Internet: 0.2%
30	@	Amazon.com, Inc.	2,139
220	@	eBay, Inc.	6,565
30	@	Expedia, Inc.	657
20	@	Google, Inc. - Class A	8,809
50	@	IAC/InterActiveCorp.	1,038
100	@	Symantec Corp.	1,662
230	@	Yahoo!, Inc.	6,654
			27,524
		Investment Companies: 0.0%
50		American Capital Strategies Ltd.	1,708
			1,708
		Iron/Steel: 0.0%
10		Allegheny Technologies, Inc.	714
30		Nucor Corp.	2,032
20		United States Steel Corp.	2,537
			5,283
		Leisure Time: 0.0%
70		Carnival Corp.	2,834
			2,834
		Lodging: 0.0%
20		Marriott International, Inc.	687
50		Starwood Hotels & Resorts Worldwide, Inc.	2,588
			3,275
		Machinery - Construction & Mining: 0.0%
70		Caterpillar, Inc.	5,480
10	@	Terex Corp.	625
			6,105
		Machinery - Diversified: 0.0%
30		Cummins, Inc.	1,405
30		Deere & Co.	2,413
			3,818
		Media: 0.2%
70		CBS Corp. - Class B	1,546
60		Clear Channel Communications, Inc.	1,753
190		Comcast Corp. – Class A	3,675
100	@	DIRECTV Group, Inc.	2,479
20		McGraw-Hill Cos., Inc.	739
10		Meredith Corp.	383
300		News Corp. - Class A	5,625
190		Time Warner, Inc.	2,664
80	@	Viacom - Class B	3,170
310		Walt Disney Co.	9,728
			31,762
		Metal Fabricate/Hardware: 0.0%
10		Precision Castparts Corp.	1,021
			1,021
		Mining: 0.1%
30		Alcoa, Inc.	1,082
47		Freeport-McMoRan Copper & Gold, Inc.	4,522
30		Newmont Mining Corp.	1,359
			6,963
		Miscellaneous Manufacturing: 0.4%
70		3M Co.	5,541
20		Danaher Corp.	1,521
50		Dover Corp.	2,089
20		Eaton Corp.	1,593
1,080		General Electric Co.	39,971
80		Honeywell International, Inc.	4,514
50		Illinois Tool Works, Inc.	2,412
20	@@	Ingersoll-Rand Co.	892
50		Leggett & Platt, Inc.	763
20		Parker Hannifin Corp.	1,385
20		Textron, Inc.	1,108
80	@@	Tyco International Ltd.	3,524
			65,313
		Office/Business Equipment: 0.0%
10		Pitney Bowes, Inc.	350
80		Xerox Corp.	1,198
			1,548
		Oil & Gas: 0.7%
60		Anadarko Petroleum Corp.	3,782

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 11	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
20		Apache Corp.	$2,416
20		Chesapeake Energy Corp.	923
330		Chevron Corp.	28,169
174		ConocoPhillips	13,261
60		Devon Energy Corp.	6,260
30		ENSCO International, Inc.	1,879
10		EOG Resources, Inc.	1,200
590		ExxonMobil Corp.	49,902
20		Hess Corp.	1,764
80		Marathon Oil Corp.	3,648
10		Murphy Oil Corp.	821
10		Noble Corp.	497
30		Noble Energy, Inc.	2,184
100		Occidental Petroleum Corp.	7,317
30		Questar Corp.	1,697
10		Tesoro Petroleum Corp.	300
60		Valero Energy Corp.	2,947
30		XTO Energy, Inc.	1,856
			130,823
		Oil & Gas Services: 0.1%
20		Baker Hughes, Inc.	1,370
60		Halliburton Co.	2,360
50	@	National Oilwell Varco, Inc.	2,919
90		Schlumberger Ltd.	7,830
24	@	Transocean, Inc.	3,245
10	@	Weatherford International Ltd.	725
			18,449
		Packaging & Containers: 0.0%
30		Ball Corp.	1,378
			1,378
		Pharmaceuticals: 0.4%
230		Abbott Laboratories	12,685
20		Allergan, Inc.	1,128
40		AmerisourceBergen Corp.	1,639
220		Bristol-Myers Squibb Co.	4,686
20		Cardinal Health, Inc.	1,050
230		Eli Lilly & Co.	11,866
20	@	Express Scripts, Inc.	1,286
50	@	Forest Laboratories, Inc.	2,001
100	@	Gilead Sciences, Inc.	5,153
60	@	King Pharmaceuticals, Inc.	522
50	@	Medco Health Solutions, Inc.	2,190
230		Merck & Co., Inc.	8,729
700		Pfizer, Inc.	14,651
230		Schering-Plough Corp.	3,314
110		Wyeth	4,594
			75,494
		Pipelines: 0.0%
50		El Paso Corp.	832
20		Spectra Energy Corp.	455
70		Williams Cos., Inc.	2,309
			3,596
		Real Estate: 0.0%
50	@	CB Richard Ellis Group, Inc.	1,082
			1,082
		Retail: 0.4%
10		Abercrombie & Fitch Co.	731
10	@	Autozone, Inc.	1,138
50		Best Buy Co., Inc.	2,073
50	@	Big Lots, Inc.	1,115
80	@	Coach, Inc.	2,412
70		Costco Wholesale Corp.	4,548
231		CVS Caremark Corp.	9,358
20		Darden Restaurants, Inc.	651
20		Family Dollar Stores, Inc.	390
20	@	GameStop Corp.	1,034
70		Gap, Inc.	1,378
110		Home Depot, Inc.	3,077
20		Limited Brands, Inc.	342
230		Lowe’s Cos., Inc.	5,276
230		McDonald’s Corp.	12,827
10		Polo Ralph Lauren Corp.	583
50		RadioShack Corp.	813
70		Staples, Inc.	1,548
90	@	Starbucks Corp.	1,575
50		Supervalu, Inc.	1,499
60		Target Corp.	3,041
70		TJX Cos., Inc.	2,315
60		Walgreen Co.	2,285
230		Wal-Mart Stores, Inc.	12,116
50		Wendy’s International, Inc.	1,153
80		Yum! Brands, Inc.	2,977
			76,255

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 11	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Savings & Loans: 0.0%
160		Hudson City Bancorp., Inc.	$2,829
80		Sovereign Bancorp., Inc.	746
190		Washington Mutual, Inc.	1,957
			5,532
		Semiconductors: 0.2%
100	@	Advanced Micro Devices, Inc.	589
150		Applied Materials, Inc.	2,927
60	@	Broadcom Corp.	1,156
600		Intel Corp.	12,708
20		KLA-Tencor Corp.	742
100	@	LSI Logic Corp.	495
20	@	MEMC Electronic Materials, Inc.	1,418
50		National Semiconductor Corp.	916
20	@	Novellus Systems, Inc.	421
65	@	Nvidia Corp.	1,286
60	@	QLogic Corp.	921
230		Texas Instruments, Inc.	6,502
			30,081
		Software: 0.3%
50	@	Adobe Systems, Inc.	1,780
30	@	Autodesk, Inc.	944
50	@	BMC Software, Inc.	1,626
100		CA, Inc.	2,250
20	@	Electronic Arts, Inc.	998
50		IMS Health, Inc.	1,051
910		Microsoft Corp.	25,826
80	@	Novell, Inc.	503
490	@	Oracle Corp.	9,584
			44,562
		Telecommunications: 0.4%
598		AT&T, Inc.	22,903
60		CenturyTel, Inc.	1,994
610	@	Cisco Systems, Inc.	14,695
80		Citizens Communications Co.	839
170		Corning, Inc.	4,087
16		Embarq Corp.	642
60	@	JDS Uniphase Corp.	803
60	@	Juniper Networks, Inc.	1,500
230		Motorola, Inc.	2,139
160		Qualcomm, Inc.	6,560
170		Qwest Communications International, Inc.	770
300		Sprint Nextel Corp.	2,007
100	@	Tellabs, Inc.	545
330		Verizon Communications, Inc.	12,029
100		Windstream Corp.	1,195
			72,708
		Transportation: 0.1%
20		Burlington Northern Santa Fe Corp.	1,844
10		CH Robinson Worldwide, Inc.	544
60		CSX Corp.	3,364
10		Expeditors International Washington, Inc.	452
30		FedEx Corp.	2,780
40		Norfolk Southern Corp.	2,173
10		Union Pacific Corp.	1,254
90		United Parcel Service, Inc. - Class B	6,572
			18,983
		Total Common Stock
		(Cost $1,190,427)	1,194,513
REAL ESTATE INVESTMENT TRUSTS: 0.0%
		Hotels: 0.0%
90		Host Hotels & Resorts, Inc.	1,433
			1,433
		Regional Malls: 0.0%
20		General Growth Properties, Inc.	763
10		Simon Property Group, Inc.	929
			1,692
		Warehouse/Industrial: 0.0%
20		Prologis	1,177
			1,177
		Total Real Estate Investment Trusts
		(Cost $4,381)	4,302

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 54.0%
		Federal Home Loan Mortgage Corporation: 14.2%
$3,000,000	^, Z	2.830% due 01/15/13	$2,622,315
			2,622,315

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 11	as of March 31, 2008 (Unaudited) (continued)

Principal Amount				Value
		Federal National Mortgage Association: 16.5%
$3,500,000	Z	2.770% due 02/21/13		$3,062,311
				3,062,311
		Other U.S. Agency Obligations: 23.3%
1,210,000	Z	Financing Corp., 3.080% due 05/11/13		1,043,368
2,500,000	Z	Resolution Funding Corp., 2.670% due 01/15/13		2,212,705
1,200,000	^, Z	Resolution Funding Corp., 2.770% due 04/15/13		1,051,280
				4,307,353
		Total U.S. Government Agency Obligations
		(Cost $9,755,446)		9,991,979
U.S. TREASURY OBLIGATIONS: 39.4%
		U.S. Treasury STRIP: 39.4%
8,251,000	^	Discount Note, due 02/15/13		7,292,708
		Total U.S. Treasury Obligations
		(Cost $7,209,618)		7,292,708
		Total Long-Term Investments
		(Cost $18,159,872)		18,483,502

Shares				Value
SHORT-TERM INVESTMENTS: 0.3%
		Mutual Fund: 0.3%
59,000	**	ING Institutional Prime Money Market Fund		$59,000

		Total Short-Term Investments
		(Cost $59,000)		59,000

		Total Investments in Securities
		(Cost $18,218,872)*	100.2%	$18,542,502
		Other Assets and Liabilities - Net	(0.2)	(46,190)
		Net Assets	100.0%	$18,496,312
	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	**	Investment in affiliate
	^	Interest Only (IO) Security
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	*	Cost for federal income tax purposes is $18,447,649.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$129,480
		Gross Unrealized Depreciation		(34,627)
		Net Unrealized Appreciation		$94,853

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 11	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$1,257,793	$—
Level 2- Other Significant Observable Inputs	17,284,709	—
Level 3- Significant Unobservable Inputs	—	—
Total	$18,542,502	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 37.7%
		Advertising: 0.1%
950		Omnicom Group	$41,971
			41,971
		Aerospace/Defense: 0.9%
1,150		Boeing Co.	85,526
300		General Dynamics Corp.	25,011
250		Goodrich Corp.	14,378
150		L-3 Communications Holdings, Inc.	16,401
500		Lockheed Martin Corp.	49,650
750		Northrop Grumman Corp.	58,358
200		Raytheon Co.	12,922
1,300		United Technologies Corp.	89,466
			351,712
		Agriculture: 0.6%
2,650		Altria Group, Inc.	58,830
800		Archer-Daniels-Midland Co.	32,928
2,650	@	Philip Morris International, Inc.	134,037
350		Reynolds American, Inc.	20,661
			246,456
		Airlines: 0.1%
2,300		Southwest Airlines Co.	28,520
			28,520
		Apparel: 0.2%
900		Nike, Inc.	61,200
300		VF Corp.	23,253
			84,453
		Auto Manufacturers: 0.1%
1,850	@	Ford Motor Co.	10,582
800		General Motors Corp.	15,240
275		Paccar, Inc.	12,375
			38,197
		Auto Parts & Equipment: 0.1%
300	@	Goodyear Tire & Rubber Co.	7,740
1,200		Johnson Controls, Inc.	40,560
			48,300
		Banks: 1.9%
5,100		Bank of America Corp.	193,341
1,900		Bank of New York Mellon Corp.	79,287
500		BB&T Corp.	16,030
603		Capital One Financial Corp.	29,680
200		Comerica, Inc.	7,016
1,200		Fifth Third Bancorp.	25,104
1,200		Huntington Bancshares, Inc.	12,900
300		Keycorp.	6,585
1,500		Marshall & Ilsley Corp.	34,800
400		Northern Trust Corp.	26,588
2,517		Regions Financial Corp.	49,711
700		State Street Corp.	55,300
300		US Bancorp.	9,708
3,193		Wachovia Corp.	86,211
3,250		Wells Fargo & Co.	94,575
350		Zions Bancorp.	15,943
			742,779
		Beverages: 0.9%
1,150		Anheuser-Busch Cos., Inc.	54,568
2,100		Coca-Cola Co.	127,827
900	@	Constellation Brands, Inc.	15,903
800		Pepsi Bottling Group, Inc.	27,128
1,800		PepsiCo, Inc.	129,960
			355,386
		Biotechnology: 0.3%
1,450	@	Amgen, Inc.	60,581
350	@	Biogen Idec, Inc.	21,592
450	@	Celgene Corp.	27,581
150	@	Genzyme Corp.	11,181
			120,935
		Building Materials: 0.1%
1,050		Masco Corp.	20,822
300		Trane, Inc.	13,770
			34,592
		Chemicals: 1.0%
300		Air Products & Chemicals, Inc.	27,600
1,150		Dow Chemical Co.	42,378
100		Eastman Chemical Co.	6,245
550		Ecolab, Inc.	23,887

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
1,700		EI Du Pont de Nemours & Co.	$79,492
500		International Flavors & Fragrances, Inc.	22,025
600		Monsanto Co.	66,900
550		PPG Industries, Inc.	33,281
150		Praxair, Inc.	12,635
200		Sherwin-Williams Co.	10,208
800		Sigma-Aldrich Corp.	47,720
			372,371
		Coal: 0.1%
150		Consol Energy, Inc.	10,379
350		Peabody Energy Corp.	17,850
			28,229
		Commercial Services: 0.3%
350	@	Apollo Group, Inc. - Class A	15,120
300		McKesson Corp.	15,711
550		Moody’s Corp.	19,157
350		Paychex, Inc.	11,991
450		Robert Half International, Inc.	11,583
800		RR Donnelley & Sons Co.	24,248
850		Western Union Co.	18,080
			115,890
		Computers: 1.9%
300	@	Affiliated Computer Services, Inc.	15,033
1,150	@	Apple, Inc.	165,025
450	@	Cognizant Technology Solutions Corp.	12,974
300	@	Computer Sciences Corp.	12,237
3,300	@	Dell, Inc.	65,736
850		Electronic Data Systems Corp.	14,153
3,050	@	EMC Corp.	43,737
3,450		Hewlett-Packard Co.	157,527
1,850		International Business Machines Corp.	213,009
400	@	Lexmark International, Inc.	12,288
550	@	NetApp, Inc.	11,028
350	@	Sandisk Corp.	7,900
1,312	@	Sun Microsystems, Inc.	20,375
300	@	Teradata Corp.	6,618
			757,640
		Cosmetics/Personal Care: 0.9%
300		Avon Products, Inc.	11,862
550		Colgate-Palmolive Co.	42,851
4,300		Procter & Gamble Co.	301,301
			356,014
		Distribution/Wholesale: 0.1%
700		Genuine Parts Co.	28,154
			28,154
		Diversified Financial Services: 2.2%
1,350		American Express Co.	59,022
350		Ameriprise Financial, Inc.	18,148
1,300		Charles Schwab Corp.	24,479
550		CIT Group, Inc.	6,518
5,850		Citigroup, Inc.	125,307
120		CME Group, Inc.	56,292
1,750		Countrywide Financial Corp.	9,625
1,100		Discover Financial Services	18,007
1,400		Fannie Mae	36,848
200		Franklin Resources, Inc.	19,398
1,000		Freddie Mac	25,320
600		Goldman Sachs Group, Inc.	99,234
100	@	IntercontinentalExchange, Inc.	13,050
4,550		JPMorgan Chase & Co.	195,423
100		Legg Mason, Inc.	5,598
700		Lehman Brothers Holdings, Inc.	26,348
900		Merrill Lynch & Co., Inc.	36,666
1,350		Morgan Stanley	61,695
300		Nyse Euronext	18,513
400	@	SLM Corp.	6,140
			861,631
		Electric: 1.2%
800		American Electric Power Co., Inc.	33,304
350		Constellation Energy Group, Inc.	30,895
950		Dominion Resources, Inc.	38,798
300		DTE Energy Co.	11,667
3,850		Duke Energy Corp.	68,723
600		Edison International	29,412
200		Entergy Corp.	21,816
600		Exelon Corp.	48,762
700		FirstEnergy Corp.	48,034
900		FPL Group, Inc.	56,466
950		PPL Corp.	43,624
300		Public Service Enterprise Group, Inc.	12,057
300		Southern Co.	10,683
			454,241

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Electrical Components & Equipment: 0.1%
300		Emerson Electric Co.	$15,438
300		Molex, Inc.	6,948
			22,386
		Electronics: 0.3%
850	@	Agilent Technologies, Inc.	25,356
650		Applera Corp. - Applied Biosystems Group	21,359
800		Jabil Circuit, Inc.	7,568
600	@	Thermo Electron Corp.	34,104
775	@@	Tyco Electronics Ltd.	26,598
150	@	Waters Corp.	8,355
			123,340
		Engineering & Construction: 0.1%
200		Fluor Corp.	28,232
150	@	Jacobs Engineering Group, Inc.	11,039
			39,271
		Entertainment: 0.0%
300		International Game Technology	12,063
			12,063
		Environmental Control: 0.1%
1,100	@	Allied Waste Industries, Inc.	11,891
600		Waste Management, Inc.	20,136
			32,027
		Food: 0.6%
300		ConAgra Foods, Inc.	7,185
900		General Mills, Inc.	53,892
950		HJ Heinz Co.	44,622
650		Kellogg Co.	34,164
1,244		Kraft Foods, Inc.	38,576
400		Kroger Co.	10,160
600		Safeway, Inc.	17,610
1,700		Sara Lee Corp.	23,766
350		WM Wrigley Jr. Co.	21,994
			251,969
		Forest Products & Paper: 0.1%
350		International Paper Co.	9,520
300		MeadWestvaco Corp.	8,166
100		Weyerhaeuser Co.	6,504
			24,190
		Gas: 0.1%
800		NiSource, Inc.	13,792
750		Sempra Energy	39,960
			53,752
		Hand/Machine Tools: 0.1%
350		Black & Decker Corp.	23,135
150		Snap-On, Inc.	7,628
300		Stanley Works	14,286
			45,049
		Healthcare - Products: 1.2%
900		Baxter International, Inc.	52,038
100		Becton Dickinson & Co.	8,585
1,350	@	Boston Scientific Corp.	17,375
375	@@	Covidien Ltd.	16,594
150		CR Bard, Inc.	14,460
3,750		Johnson & Johnson	243,263
1,350		Medtronic, Inc.	65,300
300	@	Patterson Cos., Inc.	10,890
350	@	St. Jude Medical, Inc.	15,117
250		Stryker Corp.	16,263
200	@	Varian Medical Systems, Inc.	9,368
100	@	Zimmer Holdings, Inc.	7,786
			477,039
		Healthcare - Services: 0.4%
650		Aetna, Inc.	27,359
350	@	Coventry Health Care, Inc.	14,123
350	@	Humana, Inc.	15,701
150	@	Laboratory Corp. of America Holdings	11,052
1,700		UnitedHealth Group, Inc.	58,412
750	@	WellPoint, Inc.	33,098
			159,745
		Home Builders: 0.1%
400		Centex Corp.	9,684
1,100		D.R. Horton, Inc.	17,325
350		KB Home	8,656
900		Pulte Homes, Inc.	13,095
			48,760
		Household Products/Wares: 0.2%
300		Clorox Co.	16,992
750		Kimberly-Clark Corp.	48,413
			65,405
		Housewares: 0.1%
950		Newell Rubbermaid, Inc.	21,727
			21,727

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Insurance: 1.8%
500	@@	ACE Ltd.	$27,530
850		Aflac, Inc.	55,208
650		Allstate Corp.	31,239
3,250		American International Group, Inc.	140,563
300		AON Corp.	12,060
150		Assurant, Inc.	9,129
950		Chubb Corp.	47,006
300		Cigna Corp.	12,171
400		Cincinnati Financial Corp.	15,216
500		Genworth Financial, Inc.	11,320
450		Hartford Financial Services Group, Inc.	34,097
600		Lincoln National Corp.	31,200
300		Loews Corp.	12,066
450		Marsh & McLennan Cos., Inc.	10,958
1,400		Metlife, Inc.	84,364
750		Progressive Corp.	12,053
800		Prudential Financial, Inc.	62,600
300		Safeco Corp.	13,164
300		Torchmark Corp.	18,033
950		Travelers Cos., Inc.	45,458
550		UnumProvident Corp.	12,106
			697,541
		Internet: 0.7%
200	@	Akamai Technologies, Inc.	5,632
450	@	Amazon.com, Inc.	32,085
1,450	@	eBay, Inc.	43,268
300	@	Expedia, Inc.	6,567
250	@	Google, Inc. - Class A	110,118
350	@	IAC/InterActiveCorp.	7,266
1,700	@	Symantec Corp.	28,254
1,400	@	Yahoo!, Inc.	40,502
			273,692
		Iron/Steel: 0.1%
100		Allegheny Technologies, Inc.	7,136
300		Nucor Corp.	20,322
150		United States Steel Corp.	19,031
			46,489
		Leisure Time: 0.1%
500		Carnival Corp.	20,240
			20,240
		Lodging: 0.1%
350		Marriott International, Inc.	12,026
350		Starwood Hotels & Resorts Worldwide, Inc.	18,113
			30,139
		Machinery - Construction & Mining: 0.2%
1,000		Caterpillar, Inc.	78,290
200	@	Terex Corp.	12,500
			90,790
		Machinery - Diversified: 0.2%
350		Cummins, Inc.	16,387
550		Deere & Co.	44,242
			60,629
		Media: 0.9%
600		CBS Corp. - Class B	13,248
600		Clear Channel Communications, Inc.	17,532
2,675		Comcast Corp. – Class A	51,735
1,200	@	DIRECTV Group, Inc.	29,748
400		Gannett Co., Inc.	11,620
400		McGraw-Hill Cos., Inc.	14,780
300		Meredith Corp.	11,475
2,800		News Corp. - Class A	52,500
3,200		Time Warner, Inc.	44,864
750	@	Viacom - Class B	29,715
2,600		Walt Disney Co.	81,588
			358,805
		Metal Fabricate/Hardware: 0.1%
200		Precision Castparts Corp.	20,416
			20,416
		Mining: 0.2%
600		Alcoa, Inc.	21,636
502		Freeport-McMoRan Copper & Gold, Inc.	48,302
400		Newmont Mining Corp.	18,120
			88,058
		Miscellaneous Manufacturing: 2.1%
850		3M Co.	67,278
200		Cooper Industries Ltd.	8,030
150		Danaher Corp.	11,405
900		Dover Corp.	37,602
350		Eaton Corp.	27,885
13,450		General Electric Co.	497,785

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
950		Honeywell International, Inc.	$53,599
700		Illinois Tool Works, Inc.	33,761
300	@@	Ingersoll-Rand Co.	13,374
150		ITT Corp.	7,772
500		Leggett & Platt, Inc.	7,625
325		Parker Hannifin Corp.	22,513
350		Textron, Inc.	19,397
425	@@	Tyco International Ltd.	18,721
			826,747
		Office/Business Equipment: 0.1%
800		Pitney Bowes, Inc.	28,016
1,700		Xerox Corp.	25,449
			53,465
		Oil & Gas: 4.2%
850		Anadarko Petroleum Corp.	53,576
550		Apache Corp.	66,451
650		Chesapeake Energy Corp.	29,998
3,050		Chevron Corp.	260,348
2,200		ConocoPhillips	167,662
700		Devon Energy Corp.	73,031
350		ENSCO International, Inc.	21,917
200		EOG Resources, Inc.	24,000
7,400		ExxonMobil Corp.	625,892
350		Hess Corp.	30,863
950		Marathon Oil Corp.	43,320
250		Murphy Oil Corp.	20,535
300	@, @@	Nabors Industries Ltd.	10,131
200		Noble Corp.	9,934
370		Noble Energy, Inc.	26,936
1,250		Occidental Petroleum Corp.	91,463
300		Questar Corp.	16,968
200		Sunoco, Inc.	10,494
200		Tesoro Petroleum Corp.	6,000
850		Valero Energy Corp.	41,744
337		XTO Energy, Inc.	20,847
			1,652,110
		Oil & Gas Services: 0.7%
350		Baker Hughes, Inc.	23,975
750		Halliburton Co.	29,498
500	@	National Oilwell Varco, Inc.	29,190
1,400		Schlumberger Ltd.	121,800
100		Smith International, Inc.	6,423
414	@	Transocean, Inc.	55,973
300	@	Weatherford International Ltd.	21,741
			288,600
		Packaging & Containers: 0.1%
400		Ball Corp.	18,376
300	@	Pactiv Corp.	7,863
			26,239
		Pharmaceuticals: 2.1%
1,550		Abbott Laboratories	85,483
350		Allergan, Inc.	19,737
300		AmerisourceBergen Corp.	12,294
2,200		Bristol-Myers Squibb Co.	46,860
300		Cardinal Health, Inc.	15,753
1,500		Eli Lilly & Co.	77,385
370	@	Express Scripts, Inc.	23,798
450	@	Forest Laboratories, Inc.	18,005
1,150	@	Gilead Sciences, Inc.	59,260
200	@	Hospira, Inc.	8,554
919	@	King Pharmaceuticals, Inc.	7,995
700	@	Medco Health Solutions, Inc.	30,653
2,800		Merck & Co., Inc.	106,260
9,200		Pfizer, Inc.	192,556
1,900		Schering-Plough Corp.	27,379
300	@	Watson Pharmaceuticals, Inc.	8,796
1,650		Wyeth	68,904
			809,672
		Pipelines: 0.2%
1,000		El Paso Corp.	16,640
800		Spectra Energy Corp.	18,200
800		Williams Cos., Inc.	26,384
			61,224
		Retail: 2.1%
150		Abercrombie & Fitch Co.	10,971
150	@	Autozone, Inc.	17,075
850		Best Buy Co., Inc.	35,241
500	@	Big Lots, Inc.	11,150
850	@	Coach, Inc.	25,628
700		Costco Wholesale Corp.	45,479
1,704		CVS Caremark Corp.	69,029
350		Darden Restaurants, Inc.	11,393

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Retail (continued)
350		Family Dollar Stores, Inc.	$6,825
300	@	GameStop Corp.	15,513
1,150		Gap, Inc.	22,632
1,500		Home Depot, Inc.	41,955
300		JC Penney Co., Inc.	11,313
500		Limited Brands, Inc.	8,550
1,700		Lowe’s Cos., Inc.	38,998
300		Macy’s, Inc.	6,918
1,500		McDonald’s Corp.	83,655
300		Polo Ralph Lauren Corp.	17,487
550		RadioShack Corp.	8,938
950		Staples, Inc.	21,005
1,200	@	Starbucks Corp.	21,000
300		Supervalu, Inc.	8,994
800		Target Corp.	40,544
950		TJX Cos., Inc.	31,417
850		Walgreen Co.	32,377
2,750		Wal-Mart Stores, Inc.	144,870
550		Wendy’s International, Inc.	12,683
650		Yum! Brands, Inc.	24,187
			825,827
		Savings & Loans: 0.2%
2,000		Hudson City Bancorp., Inc.	35,360
1,200		Sovereign Bancorp., Inc.	11,184
2,550		Washington Mutual, Inc.	26,265
			72,809
		Semiconductors: 0.9%
300		Analog Devices, Inc.	8,856
2,000		Applied Materials, Inc.	39,020
450	@	Broadcom Corp.	8,672
7,400		Intel Corp.	156,732
350		KLA-Tencor Corp.	12,985
1,400	@	LSI Logic Corp.	6,930
250	@	MEMC Electronic Materials, Inc.	17,725
600		National Semiconductor Corp.	10,992
300	@	Novellus Systems, Inc.	6,315
825	@	Nvidia Corp.	16,327
600	@	QLogic Corp.	9,210
2,050		Texas Instruments, Inc.	57,954
300		Xilinx, Inc.	7,125
			358,843
		Software: 1.3%
600	@	Adobe Systems, Inc.	21,354
350	@	Autodesk, Inc.	11,018
500	@	BMC Software, Inc.	16,260
950		CA, Inc.	21,375
300	@	Electronic Arts, Inc.	14,976
800		IMS Health, Inc.	16,808
10,700		Microsoft Corp.	303,626
1,600	@	Novell, Inc.	10,064
5,350	@	Oracle Corp.	104,646
			520,127
		Telecommunications: 2.2%
7,377		AT&T, Inc.	282,539
800		CenturyTel, Inc.	26,592
7,800	@	Cisco Systems, Inc.	187,902
1,200		Citizens Communications Co.	12,588
2,150		Corning, Inc.	51,686
300		Embarq Corp.	12,030
600	@	JDS Uniphase Corp.	8,034
800	@	Juniper Networks, Inc.	20,000
1,750		Motorola, Inc.	16,275
2,150		Qualcomm, Inc.	88,150
2,750		Qwest Communications International, Inc.	12,458
2,850		Sprint Nextel Corp.	19,067
3,000		Verizon Communications, Inc.	109,350
800		Windstream Corp.	9,560
			856,231
		Textiles: 0.0%
300		Cintas Corp.	8,562
			8,562
		Toys/Games/Hobbies: 0.0%
600		Hasbro, Inc.	16,740
			16,740
		Transportation: 0.6%
300		Burlington Northern Santa Fe Corp.	27,666
200		CH Robinson Worldwide, Inc.	10,880
300		CSX Corp.	16,821
300		Expeditors International Washington, Inc.	13,554
350		FedEx Corp.	32,435
300		Norfolk Southern Corp.	16,296
200		Ryder System, Inc.	12,182

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
		Transportation (continued)
250		Union Pacific Corp.		$31,345
1,100		United Parcel Service, Inc. - Class B		80,322
				241,501
		Total Common Stock
		(Cost $15,924,673)		14,749,690
REAL ESTATE INVESTMENT TRUSTS: 0.3%
		Apartments: 0.0%
500		Equity Residential		20,745
				20,745
		Hotels: 0.1%
1,400		Host Hotels & Resorts, Inc.		22,288
				22,288
		Regional Malls: 0.1%
350		General Growth Properties, Inc.		13,360
200		Simon Property Group, Inc.		18,582
				31,942
		Storage: 0.1%
400		Public Storage, Inc.		35,448
				35,448
		Warehouse/Industrial: 0.0%
350		Prologis		20,601
				20,601
		Total Real Estate Investment Trusts
		(Cost $126,723)		131,024

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 35.3%
		Federal National Mortgage Association: 21.9%
$10,000,000	^, Z	3.110% due 07/15/13		$8,570,140
				8,570,140
		Other U.S. Agency Obligations: 13.4%
6,000,000	^, Z	Resolution Funding Corp., 2.770% due 04/15/13		5,256,402
				5,256,402
		Total U.S. Government Agency Obligations
		(Cost $13,568,346)		13,826,542
U.S. TREASURY OBLIGATIONS: 25.7%
		U.S. Treasury STRIP: 25.7%
11,500,000	^	Discount Note, due 05/15/13		10,074,702
		Total U.S. Treasury Obligations
		(Cost $10,014,579)		10,074,702
		Total Long-Term Investments
		(Cost $39,634,321)		38,781,958

Shares				Value
SHORT-TERM INVESTMENTS: 0.2%
		Mutual Fund: 0.2%
57,000	**	ING Institutional Prime Money Market Fund		$57,000
		Total Short-Term Investments
		(Cost $57,000)		57,000
		Total Investments in Securities
		(Cost $39,691,321)*	99.2%	$38,838,958
		Other Assets and Liabilities - Net	0.8	322,474
		Net Assets	100.0%	$39,161,432
	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	**	Investment in affiliate
	^	Interest Only (IO) Security
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $41,365,011.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$558,338
		Gross Unrealized Depreciation		(3,084,391)
		Net Unrealized Depreciation		$(2,526,053)

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$14,937,714	$—
Level 2- Other Significant Observable Inputs	23,901,244	—
Level 3- Significant Unobservable Inputs	—	—
Total	$38,838,958	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 13	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 6.9%
		Advertising: 0.0%
250		Omnicom Group	$11,045
			11,045
		Aerospace/Defense: 0.2%
450		Boeing Co.	33,467
100		General Dynamics Corp.	8,337
100		Goodrich Corp.	5,751
50		L-3 Communications Holdings, Inc.	5,467
110		Lockheed Martin Corp.	10,923
250		Northrop Grumman Corp.	19,453
50		Raytheon Co.	3,231
480		United Technologies Corp.	33,034
			119,663
		Agriculture: 0.2%
820		Altria Group, Inc.	18,204
250		Archer-Daniels-Midland Co.	10,290
1,620	@	Philip Morris International, Inc.	81,940
50		Reynolds American, Inc.	2,952
			113,386
		Airlines: 0.0%
710		Southwest Airlines Co.	8,804
			8,804
		Apparel: 0.0%
250		Nike, Inc.	17,000
100		VF Corp.	7,751
			24,751
		Auto Manufacturers: 0.0%
900	@	Ford Motor Co.	5,148
150		General Motors Corp.	2,858
110		Paccar, Inc.	4,950
			12,956
		Auto Parts & Equipment: 0.0%
100	@	Goodyear Tire & Rubber Co.	2,580
400		Johnson Controls, Inc.	13,520
			16,100
		Banks: 0.4%
1,650		Bank of America Corp.	62,552
660		Bank of New York Mellon Corp.	27,542
100		BB&T Corp.	3,206
180		Capital One Financial Corp.	8,860
50		Comerica, Inc.	1,754
410		Fifth Third Bancorp.	8,577
400		Huntington Bancshares, Inc.	4,300
100		Keycorp.	2,195
450		Marshall & Ilsley Corp.	10,440
150		Northern Trust Corp.	9,971
800		Regions Financial Corp.	15,800
190		State Street Corp.	15,010
50		US Bancorp.	1,618
1,130		Wachovia Corp.	30,510
1,100		Wells Fargo & Co.	32,010
150		Zions Bancorp.	6,833
			241,178
		Beverages: 0.2%
400		Anheuser-Busch Cos., Inc.	18,980
720		Coca-Cola Co.	43,826
250	@	Constellation Brands, Inc.	4,418
250		Pepsi Bottling Group, Inc.	8,478
620		PepsiCo, Inc.	44,764
			120,466
		Biotechnology: 0.1%
450	@	Amgen, Inc.	18,801
140	@	Biogen Idec, Inc.	8,637
150	@	Celgene Corp.	9,194
50	@	Genzyme Corp.	3,727
			40,359
		Building Materials: 0.0%
450		Masco Corp.	8,924
50		Trane, Inc.	2,295
			11,219
		Chemicals: 0.2%
180		Air Products & Chemicals, Inc.	16,560
400		Dow Chemical Co.	14,740
150		Ecolab, Inc.	6,515
460		EI Du Pont de Nemours & Co.	21,510
100		International Flavors & Fragrances, Inc.	4,405
150		Monsanto Co.	16,725
200		PPG Industries, Inc.	12,102
180		Praxair, Inc.	15,161
250		Sigma-Aldrich Corp.	14,913
			122,631

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 13	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Coal: 0.0%
100		Peabody Energy Corp.	$5,100
			5,100
		Commercial Services: 0.1%
100	@	Apollo Group, Inc. - Class A	4,320
170		McKesson Corp.	8,903
150		Moody’s Corp.	5,225
50		Paychex, Inc.	1,713
150		Robert Half International, Inc.	3,861
250		RR Donnelley & Sons Co.	7,578
400		Western Union Co.	8,508
			40,108
		Computers: 0.4%
50	@	Affiliated Computer Services, Inc.	2,506
450	@	Apple, Inc.	64,575
50	@	Cognizant Technology Solutions Corp.	1,442
100	@	Computer Sciences Corp.	4,079
1,100	@	Dell, Inc.	21,912
250		Electronic Data Systems Corp.	4,163
1,100	@	EMC Corp.	15,774
1,100		Hewlett-Packard Co.	50,226
500		International Business Machines Corp.	57,570
50	@	Lexmark International, Inc.	1,536
150	@	NetApp, Inc.	3,008
150	@	Sandisk Corp.	3,386
400	@	Sun Microsystems, Inc.	6,212
100	@	Teradata Corp.	2,206
			238,595
		Cosmetics/Personal Care: 0.2%
100		Avon Products, Inc.	3,954
150		Colgate-Palmolive Co.	11,687
1,380		Procter & Gamble Co.	96,697
			112,338
		Distribution/Wholesale: 0.0%
240		Genuine Parts Co.	9,653
			9,653
		Diversified Financial Services: 0.4%
470		American Express Co.	20,548
150		Ameriprise Financial, Inc.	7,778
500		Charles Schwab Corp.	9,415
150		CIT Group, Inc.	1,778
2,000		Citigroup, Inc.	42,840
30		CME Group, Inc.	14,073
400		Countrywide Financial Corp.	2,200
250		Discover Financial Services	4,093
470		Fannie Mae	12,370
60		Franklin Resources, Inc.	5,819
250		Freddie Mac	6,330
130		Goldman Sachs Group, Inc.	21,501
30	@	IntercontinentalExchange, Inc.	3,915
1,530		JPMorgan Chase & Co.	65,714
40		Legg Mason, Inc.	2,239
190		Lehman Brothers Holdings, Inc.	7,152
290		Merrill Lynch & Co., Inc.	11,815
470		Morgan Stanley	21,479
120		Nyse Euronext	7,405
150	@	SLM Corp.	2,303
			270,767
		Electric: 0.2%
230		American Electric Power Co., Inc.	9,575
150		Constellation Energy Group, Inc.	13,241
270		Dominion Resources, Inc.	11,027
50		DTE Energy Co.	1,945
1,250		Duke Energy Corp.	22,313
150		Edison International	7,353
60		Entergy Corp.	6,545
150		Exelon Corp.	12,191
150		FirstEnergy Corp.	10,293
250		FPL Group, Inc.	15,685
400		PPL Corp.	18,368
50		Public Service Enterprise Group, Inc.	2,010
50		Southern Co.	1,781
			132,327
		Electrical Components & Equipment: 0.0%
110		Emerson Electric Co.	5,661
50		Molex, Inc.	1,158
			6,819
		Electronics: 0.1%
250	@	Agilent Technologies, Inc.	7,458
150		Applera Corp. - Applied Biosystems Group	4,929
250		Jabil Circuit, Inc.	2,365
150	@	Thermo Electron Corp.	8,526
225	@@	Tyco Electronics Ltd.	7,722
			31,000

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 13	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Engineering & Construction: 0.0%
40		Fluor Corp.	$5,646
40	@	Jacobs Engineering Group, Inc.	2,944
			8,590
		Entertainment: 0.0%
50		International Game Technology	2,011
			2,011
		Environmental Control: 0.0%
250	@	Allied Waste Industries, Inc.	2,703
150		Waste Management, Inc.	5,034
			7,737
		Food: 0.1%
100		ConAgra Foods, Inc.	2,395
250		General Mills, Inc.	14,970
250		HJ Heinz Co.	11,743
170		Kellogg Co.	8,935
485		Kraft Foods, Inc.	15,040
120		Kroger Co.	3,048
150		Safeway, Inc.	4,403
500		Sara Lee Corp.	6,990
150		WM Wrigley Jr. Co.	9,426
			76,950
		Forest Products & Paper: 0.0%
150		International Paper Co.	4,080
50		MeadWestvaco Corp.	1,361
			5,441
		Gas: 0.0%
200		NiSource, Inc.	3,448
150		Sempra Energy	7,992
			11,440
		Hand/Machine Tools: 0.0%
100		Black & Decker Corp.	6,610
50		Stanley Works	2,381
			8,991
		Healthcare - Products: 0.2%
250		Baxter International, Inc.	14,455
400	@	Boston Scientific Corp.	5,148
175	@@	Covidien Ltd.	7,744
60		CR Bard, Inc.	5,784
1,270		Johnson & Johnson	82,385
450		Medtronic, Inc.	21,767
120	@	Patterson Cos., Inc.	4,356
150	@	St. Jude Medical, Inc.	6,479
90		Stryker Corp.	5,855
100	@	Varian Medical Systems, Inc.	4,684
40	@	Zimmer Holdings, Inc.	3,114
			161,771
		Healthcare - Services: 0.1%
150		Aetna, Inc.	6,314
100	@	Coventry Health Care, Inc.	4,035
100	@	Humana, Inc.	4,486
100	@	Laboratory Corp. of America Holdings	7,368
500		UnitedHealth Group, Inc.	17,180
220	@	WellPoint, Inc.	9,709
			49,092
		Home Builders: 0.0%
100		Centex Corp.	2,421
250		D.R. Horton, Inc.	3,938
50		KB Home	1,237
400		Pulte Homes, Inc.	5,820
			13,416
		Household Products/Wares: 0.0%
100		Clorox Co.	5,664
250		Kimberly-Clark Corp.	16,138
			21,802
		Housewares: 0.0%
230		Newell Rubbermaid, Inc.	5,260
			5,260
		Insurance: 0.3%
150	@@	ACE Ltd.	8,259
250		Aflac, Inc.	16,238
150		Allstate Corp.	7,209
1,090		American International Group, Inc.	47,143
50		AON Corp.	2,010
60		Assurant, Inc.	3,652
250		Chubb Corp.	12,370
50		Cigna Corp.	2,029
150		Cincinnati Financial Corp.	5,706
150		Genworth Financial, Inc.	3,396
100		Hartford Financial Services Group, Inc.	7,577
150		Lincoln National Corp.	7,800
110		Loews Corp.	4,424
150		Marsh & McLennan Cos., Inc.	3,653
480		Metlife, Inc.	28,925

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 13	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
150		Progressive Corp.	$2,411
250		Prudential Financial, Inc.	19,563
50		Safeco Corp.	2,194
50		Torchmark Corp.	3,006
250		Travelers Cos., Inc.	11,963
150		UnumProvident Corp.	3,302
			202,830
		Internet: 0.2%
100	@	Akamai Technologies, Inc.	2,816
150	@	Amazon.com, Inc.	10,695
520	@	eBay, Inc.	15,517
150	@	Expedia, Inc.	3,284
120	@	Google, Inc. - Class A	52,856
100	@	IAC/InterActiveCorp.	2,076
450	@	Symantec Corp.	7,479
500	@	Yahoo!, Inc.	14,465
			109,188
		Iron/Steel: 0.0%
40		Allegheny Technologies, Inc.	2,854
50		Nucor Corp.	3,387
100		United States Steel Corp.	12,687
			18,928
		Leisure Time: 0.0%
150		Carnival Corp.	6,072
			6,072
		Lodging: 0.0%
50		Marriott International, Inc.	1,718
50		Starwood Hotels & Resorts Worldwide, Inc.	2,588
			4,306
		Machinery - Construction & Mining: 0.0%
250		Caterpillar, Inc.	19,573
100	@	Terex Corp.	6,250
			25,823
		Machinery - Diversified: 0.0%
150		Cummins, Inc.	7,023
180		Deere & Co.	14,479
			21,502
		Media: 0.2%
150		CBS Corp. - Class B	3,312
150		Clear Channel Communications, Inc.	4,383
900		Comcast Corp. – Class A	17,406
410	@	DIRECTV Group, Inc.	10,164
100		Gannett Co., Inc.	2,905
160		McGraw-Hill Cos., Inc.	5,912
50		Meredith Corp.	1,913
900		News Corp. - Class A	16,875
1,100		Time Warner, Inc.	15,422
200	@	Viacom - Class B	7,924
800		Walt Disney Co.	25,104
20		Washington Post	13,230
			124,550
		Metal Fabricate/Hardware: 0.0%
100		Precision Castparts Corp.	10,208
			10,208
		Mining: 0.0%
150		Alcoa, Inc.	5,409
153		Freeport-McMoRan Copper & Gold, Inc.	14,722
150		Newmont Mining Corp.	6,795
			26,926
		Miscellaneous Manufacturing: 0.4%
250		3M Co.	19,788
100		Cooper Industries Ltd.	4,015
250		Dover Corp.	10,445
150		Eaton Corp.	11,951
4,460		General Electric Co.	165,065
250		Honeywell International, Inc.	14,105
180		Illinois Tool Works, Inc.	8,681
50	@@	Ingersoll-Rand Co.	2,229
50		Leggett & Platt, Inc.	763
50		Parker Hannifin Corp.	3,464
150		Textron, Inc.	8,313
175	@@	Tyco International Ltd.	7,709
			256,528
		Office/Business Equipment: 0.0%
250		Pitney Bowes, Inc.	8,755
450		Xerox Corp.	6,737
			15,492
		Oil & Gas: 0.8%
230		Anadarko Petroleum Corp.	14,497
150		Apache Corp.	18,123
200		Chesapeake Energy Corp.	9,230
950		Chevron Corp.	81,092
720		ConocoPhillips	54,871
240		Devon Energy Corp.	25,039
150		ENSCO International, Inc.	9,393

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 13	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
100		EOG Resources, Inc.	$12,000
2,480		ExxonMobil Corp.	209,758
160		Hess Corp.	14,109
250		Marathon Oil Corp.	11,400
100		Murphy Oil Corp.	8,214
100	@, @@	Nabors Industries Ltd.	3,377
100		Noble Corp.	4,967
60		Noble Energy, Inc.	4,368
410		Occidental Petroleum Corp.	30,000
40		Questar Corp.	2,262
100		Sunoco, Inc.	5,247
50		Tesoro Petroleum Corp.	1,500
250		Valero Energy Corp.	12,278
50		XTO Energy, Inc.	3,093
			534,818
		Oil & Gas Services: 0.1%
100		Baker Hughes, Inc.	6,850
230		Halliburton Co.	9,046
150	@	National Oilwell Varco, Inc.	8,757
450		Schlumberger Ltd.	39,150
179	@	Transocean, Inc.	24,201
50	@	Weatherford International Ltd.	3,624
			91,628
		Packaging & Containers: 0.0%
150		Ball Corp.	6,891
100	@	Pactiv Corp.	2,621
			9,512
		Pharmaceuticals: 0.4%
450		Abbott Laboratories	24,818
170		Allergan, Inc.	9,586
50		AmerisourceBergen Corp.	2,049
750		Bristol-Myers Squibb Co.	15,975
100		Cardinal Health, Inc.	5,251
450		Eli Lilly & Co.	23,216
130	@	Express Scripts, Inc.	8,362
150	@	Forest Laboratories, Inc.	6,002
400	@	Gilead Sciences, Inc.	20,612
100	@	Hospira, Inc.	4,277
219	@	King Pharmaceuticals, Inc.	1,905
150	@	Medco Health Solutions, Inc.	6,569
860		Merck & Co., Inc.	32,637
3,100		Pfizer, Inc.	64,883
660		Schering-Plough Corp.	9,511
100	@	Watson Pharmaceuticals, Inc.	2,932
450		Wyeth	18,792
			257,377
		Pipelines: 0.0%
250		El Paso Corp.	4,160
250		Spectra Energy Corp.	5,688
240		Williams Cos., Inc.	7,915
			17,763
		Retail: 0.4%
50	@	Autozone, Inc.	5,692
250		Best Buy Co., Inc.	10,365
200	@	Big Lots, Inc.	4,460
250	@	Coach, Inc.	7,538
240		Costco Wholesale Corp.	15,593
586		CVS Caremark Corp.	23,739
110		Darden Restaurants, Inc.	3,581
150		Family Dollar Stores, Inc.	2,925
50	@	GameStop Corp.	2,586
250		Gap, Inc.	4,920
450		Home Depot, Inc.	12,587
100		JC Penney Co., Inc.	3,771
50		Limited Brands, Inc.	855
700		Lowe’s Cos., Inc.	16,058
100		Macy’s, Inc.	2,306
490		McDonald’s Corp.	27,327
100		Polo Ralph Lauren Corp.	5,829
250		RadioShack Corp.	4,063
250		Staples, Inc.	5,528
450	@	Starbucks Corp.	7,875
150		Supervalu, Inc.	4,497
250		Target Corp.	12,670
250		TJX Cos., Inc.	8,268
250		Walgreen Co.	9,523
930		Wal-Mart Stores, Inc.	48,992
50		Wendy’s International, Inc.	1,153
170		Yum! Brands, Inc.	6,326
			259,027
		Savings & Loans: 0.0%
700		Hudson City Bancorp., Inc.	12,376
250		Sovereign Bancorp., Inc.	2,330
800		Washington Mutual, Inc.	8,240
			22,946

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 13	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Semiconductors: 0.2%
50		Analog Devices, Inc.	$1,476
700		Applied Materials, Inc.	13,657
150	@	Broadcom Corp.	2,891
2,350		Intel Corp.	49,773
150		KLA-Tencor Corp.	5,565
500	@	LSI Logic Corp.	2,475
100	@	MEMC Electronic Materials, Inc.	7,090
150		National Semiconductor Corp.	2,748
50	@	Novellus Systems, Inc.	1,053
250	@	Nvidia Corp.	4,948
250	@	QLogic Corp.	3,838
650		Texas Instruments, Inc.	18,376
100		Xilinx, Inc.	2,375
			116,265
		Software: 0.3%
150	@	Adobe Systems, Inc.	5,339
150	@	Autodesk, Inc.	4,722
150	@	BMC Software, Inc.	4,878
400		CA, Inc.	9,000
100	@	Electronic Arts, Inc.	4,992
250		IMS Health, Inc.	5,253
3,400		Microsoft Corp.	96,492
400	@	Novell, Inc.	2,516
1,700	@	Oracle Corp.	33,252
			166,444
		Telecommunications: 0.4%
2,370		AT&T, Inc.	90,771
250		CenturyTel, Inc.	8,310
2,530	@	Cisco Systems, Inc.	60,948
400		Citizens Communications Co.	4,196
700		Corning, Inc.	16,828
100		Embarq Corp.	4,010
250	@	JDS Uniphase Corp.	3,348
150	@	Juniper Networks, Inc.	3,750
500		Motorola, Inc.	4,650
700		Qualcomm, Inc.	28,700
700		Qwest Communications International, Inc.	3,171
850		Sprint Nextel Corp.	5,687
890		Verizon Communications, Inc.	32,441
200		Windstream Corp.	2,390
			269,200
		Textiles: 0.0%
100		Cintas Corp.	2,854
			2,854
		Toys/Games/Hobbies: 0.0%
200		Hasbro, Inc.	5,580
			5,580
		Transportation: 0.1%
100		Burlington Northern Santa Fe Corp.	9,222
50		CSX Corp.	2,804
50		Expeditors International Washington, Inc.	2,259
150		FedEx Corp.	13,901
50		Norfolk Southern Corp.	2,716
100		Ryder System, Inc.	6,091
100		Union Pacific Corp.	12,538
430		United Parcel Service, Inc. - Class B	31,399
			80,930
		Total Common Stock
		(Cost $4,714,903)	4,718,463
REAL ESTATE INVESTMENT TRUSTS: 0.1%
		Apartments: 0.0%
100		Equity Residential	4,149
			4,149

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 13	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
		Hotels: 0.0%
450		Host Hotels & Resorts, Inc.		$7,164
				7,164
		Regional Malls: 0.1%
100		General Growth Properties, Inc.		3,817
100		Simon Property Group, Inc.		9,291
				13,108
		Storage: 0.0%
100		Public Storage, Inc.		8,862
				8,862
		Warehouse/Industrial: 0.0%
90		Prologis		5,297
				5,297
		Total Real Estate Investment Trusts
		(Cost $36,091)		38,580

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 74.0%
		Federal Home Loan Mortgage Corporation: 16.7%
$13,000,000	Z	2.420%, due 11/15/13		$11,363,365
				11,363,365
		Federal National Mortgage Association: 23.3%
11,000,000	^	Discount Note, due 11/15/13		9,308,552
7,820,000	^	Discount Note, due 01/15/14		6,551,142
				15,859,694
		Other U.S. Agency Obligations: 34.0%
7,150,000	Z	Financing Corp., 3.010%, due 11/11/13		6,052,920
20,000,000	^, Z	Resolution Funding Corp., 2.980%, due 01/15/14		17,020,420
				23,073,340
		Total U.S. Government Agency Obligations
		(Cost $47,571,344)		50,296,399
U.S. TREASURY OBLIGATIONS: 18.1%
		U.S. Treasury STRIP: 18.1%
14,305,000	^	Discount Note, due 11/15/13		12,330,109
		Total U.S. Treasury Obligations
		(Cost $12,275,357)		12,330,109
		Total Long-Term Investments
		(Cost $64,597,695)		67,383,551

Shares				Value
SHORT-TERM INVESTMENTS: 1.0%
		Mutual Fund: 0.6%
400,000	**	ING Institutional Prime Money Market Fund		$400,000
		Total Mutual Fund
		(Cost $400,000)		400,000

Principal Amount				Value
		Repurchase Agreement: 0.4%
$315,000	**	Goldman Sachs Repurchase Agreement dated 03/31/08, 2.250%, due 04/01/08, $315,020 to be received upon repurchase (Collateralized by $300,000 Federal Home Loan Bank, 4.875%, Market Value plus accrued interest $325,653, due 11/18/11)		$315,000
		Total Repurchase Agreement
		(Cost $315,000)		315,000
		Total Short-Term Investments
		(Cost $715,000)		715,000
		Total Investments in Securities
		(Cost $65,312,695)*	100.1%	$68,098,551
		Other Assets and Liabilities - Net	(0.1)	(82,917)
		Net Assets	100.0%	$68,015,634

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	**	Investment in affiliate
	^	Interest Only (IO) Security
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $66,511,409.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,661,978
		Gross Unrealized Depreciation		(74,836)
		Net Unrealized Appreciation		$1,587,142

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 13	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$5,156,994	$—
Level 2- Other Significant Observable Inputs	62,941,557	—
Level 3- Significant Unobservable Inputs	—	—
Total	$68,098,551	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 14	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 4.3%
		Advertising: 0.0%
250		Omnicom Group	$11,045
			11,045
		Aerospace/Defense: 0.1%
310		Boeing Co.	23,055
30		General Dynamics Corp.	2,501
200		Goodrich Corp.	11,502
50		L-3 Communications Holdings, Inc.	5,467
240		Lockheed Martin Corp.	23,832
300		Northrop Grumman Corp.	23,343
350		United Technologies Corp.	24,087
			113,787
		Agriculture: 0.1%
950		Altria Group, Inc.	21,090
300		Archer-Daniels-Midland Co.	12,348
950	@	Philip Morris International, Inc.	48,051
30		Reynolds American, Inc.	1,771
			83,260
		Airlines: 0.0%
820		Southwest Airlines Co.	10,168
			10,168
		Apparel: 0.0%
250		Nike, Inc.	17,000
200		VF Corp.	15,502
			32,502
		Auto Manufacturers: 0.0%
1,000	@	Ford Motor Co.	5,720
200		General Motors Corp.	3,810
50		Paccar, Inc.	2,250
			11,780
		Auto Parts & Equipment: 0.0%
200	@	Goodyear Tire & Rubber Co.	5,160
500		Johnson Controls, Inc.	16,900
			22,060
		Banks: 0.2%
1,790		Bank of America Corp.	67,859
740		Bank of New York Mellon Corp.	30,880
210		BB&T Corp.	6,733
210		Capital One Financial Corp.	10,336
350		Fifth Third Bancorp.	7,322
300		Huntington Bancshares, Inc.	3,225
200		Keycorp.	4,390
549		Marshall & Ilsley Corp.	12,737
200		Northern Trust Corp.	13,294
950		Regions Financial Corp.	18,763
210		State Street Corp.	16,590
200		US Bancorp.	6,472
1,050		Wachovia Corp.	28,350
1,060		Wells Fargo & Co.	30,846
50		Zions Bancorp.	2,278
			260,075
		Beverages: 0.1%
470		Anheuser-Busch Cos., Inc.	22,302
730		Coca-Cola Co.	44,435
300	@	Constellation Brands, Inc.	5,301
300		Pepsi Bottling Group, Inc.	10,173
730		PepsiCo, Inc.	52,706
			134,917
		Biotechnology: 0.1%
550	@	Amgen, Inc.	22,979
160	@	Biogen Idec, Inc.	9,870
50	@	Celgene Corp.	3,065
50	@	Genzyme Corp.	3,727
			39,641
		Building Materials: 0.0%
300		Masco Corp.	5,949
			5,949
		Chemicals: 0.1%
200		Air Products & Chemicals, Inc.	18,400
350		Dow Chemical Co.	12,898
230		Ecolab, Inc.	9,989
600		EI Du Pont de Nemours & Co.	28,056
200		International Flavors & Fragrances, Inc.	8,810
200		Monsanto Co.	22,300
200		PPG Industries, Inc.	12,102
300		Sigma-Aldrich Corp.	17,895
			130,450

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 14	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Coal: 0.0%
50		Peabody Energy Corp.	$2,550
			2,550
		Commercial Services: 0.0%
50	@	Apollo Group, Inc. - Class A	2,160
80		McKesson Corp.	4,190
250		Moody’s Corp.	8,708
50		Paychex, Inc.	1,713
50		Robert Half International, Inc.	1,287
300		RR Donnelley & Sons Co.	9,093
300		Western Union Co.	6,381
			33,532
		Computers: 0.2%
50	@	Affiliated Computer Services, Inc.	2,506
310	@	Apple, Inc.	44,485
200	@	Cognizant Technology Solutions Corp.	5,766
200	@	Computer Sciences Corp.	8,158
1,100	@	Dell, Inc.	21,912
200		Electronic Data Systems Corp.	3,330
1,100	@	EMC Corp.	15,774
1,250		Hewlett-Packard Co.	57,075
750		International Business Machines Corp.	86,355
50	@	Lexmark International, Inc.	1,536
200	@	NetApp, Inc.	4,010
50	@	Sandisk Corp.	1,129
475	@	Sun Microsystems, Inc.	7,377
200	@	Teradata Corp.	4,412
			263,825
		Cosmetics/Personal Care: 0.1%
200		Avon Products, Inc.	7,908
260		Colgate-Palmolive Co.	20,257
1,400		Procter & Gamble Co.	98,098
			126,263
		Distribution/Wholesale: 0.0%
300		Genuine Parts Co.	12,066
			12,066
		Diversified Financial Services: 0.2%
350		American Express Co.	15,302
80		Ameriprise Financial, Inc.	4,148
500		Charles Schwab Corp.	9,415
250		CIT Group, Inc.	2,963
1,920		Citigroup, Inc.	41,126
30		CME Group, Inc.	14,073
300		Countrywide Financial Corp.	1,650
300		Discover Financial Services	4,911
540		Fannie Mae	14,213
300		Freddie Mac	7,596
260		Goldman Sachs Group, Inc.	43,001
50	@	IntercontinentalExchange, Inc.	6,525
1,550		JPMorgan Chase & Co.	66,573
50		Legg Mason, Inc.	2,799
240		Lehman Brothers Holdings, Inc.	9,034
250		Merrill Lynch & Co., Inc.	10,185
350		Morgan Stanley	15,995
40		Nyse Euronext	2,468
200	@	SLM Corp.	3,070
			275,047
		Electric: 0.1%
260		American Electric Power Co., Inc.	10,824
50		Constellation Energy Group, Inc.	4,414
340		Dominion Resources, Inc.	13,886
50		DTE Energy Co.	1,945
1,350		Duke Energy Corp.	24,098
200		Edison International	9,804
170		Entergy Corp.	18,544
200		Exelon Corp.	16,254
280		FirstEnergy Corp.	19,214
300		FPL Group, Inc.	18,822
300		PPL Corp.	13,776
160		Public Service Enterprise Group, Inc.	6,430
50		Southern Co.	1,781
			159,792
		Electrical Components & Equipment: 0.0%
50		Emerson Electric Co.	2,573
200		Molex, Inc.	4,632
			7,205
		Electronics: 0.1%
300	@	Agilent Technologies, Inc.	8,949
250		Applera Corp. - Applied Biosystems Group	8,215
300		Jabil Circuit, Inc.	2,838

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 14	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Electronics (continued)
280	@	Thermo Electron Corp.	$15,915
275	@@	Tyco Electronics Ltd.	9,438
50	@	Waters Corp.	2,785
			48,140
		Engineering & Construction: 0.0%
40		Fluor Corp.	5,646
			5,646
		Entertainment: 0.0%
50		International Game Technology	2,011
			2,011
		Environmental Control: 0.0%
350	@	Allied Waste Industries, Inc.	3,784
200		Waste Management, Inc.	6,712
			10,496
		Food: 0.1%
200		ConAgra Foods, Inc.	4,790
290		General Mills, Inc.	17,365
300		HJ Heinz Co.	14,091
250		Kellogg Co.	13,140
500		Kraft Foods, Inc.	15,505
50		Kroger Co.	1,270
200		Safeway, Inc.	5,870
600		Sara Lee Corp.	8,388
50		WM Wrigley Jr. Co.	3,142
			83,561
		Forest Products & Paper: 0.0%
200		International Paper Co.	5,440
200		MeadWestvaco Corp.	5,444
			10,884
		Gas: 0.0%
300		NiSource, Inc.	5,172
300		Sempra Energy	15,984
			21,156
		Hand/Machine Tools: 0.0%
200		Black & Decker Corp.	13,220
50		Snap-On, Inc.	2,543
200		Stanley Works	9,524
			25,287
		Healthcare - Products: 0.2%
300		Baxter International, Inc.	17,346
610	@	Boston Scientific Corp.	7,851
175	@@	Covidien Ltd.	7,744
50		CR Bard, Inc.	4,820
1,300		Johnson & Johnson	84,331
550		Medtronic, Inc.	26,604
30	@	Patterson Cos., Inc.	1,089
90	@	St. Jude Medical, Inc.	3,887
200		Stryker Corp.	13,010
50	@	Zimmer Holdings, Inc.	3,893
			170,575
		Healthcare - Services: 0.1%
200		Aetna, Inc.	8,418
200	@	Coventry Health Care, Inc.	8,070
200	@	Humana, Inc.	8,972
600		UnitedHealth Group, Inc.	20,616
260	@	WellPoint, Inc.	11,474
			57,550
		Home Builders: 0.0%
200		Centex Corp.	4,842
300		D.R. Horton, Inc.	4,725
50		KB Home	1,237
50		Pulte Homes, Inc.	728
			11,532
		Household Products/Wares: 0.0%
200		Clorox Co.	11,328
250		Kimberly-Clark Corp.	16,138
			27,466
		Housewares: 0.0%
300		Newell Rubbermaid, Inc.	6,861
			6,861
		Insurance: 0.2%
240	@@	ACE Ltd.	13,214
300		Aflac, Inc.	19,485
200		Allstate Corp.	9,612
1,070		American International Group, Inc.	46,278
200		AON Corp.	8,040
350		Chubb Corp.	17,318
50		Cigna Corp.	2,029
200		Cincinnati Financial Corp.	7,608
200		Genworth Financial, Inc.	4,528
230		Hartford Financial Services Group, Inc.	17,427
200		Lincoln National Corp.	10,400

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 14	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
200		Loews Corp.	$8,044
50		Marsh & McLennan Cos., Inc.	1,218
540		Metlife, Inc.	32,540
200		Progressive Corp.	3,214
250		Prudential Financial, Inc.	19,563
50		Torchmark Corp.	3,006
260		Travelers Cos., Inc.	12,441
200		UnumProvident Corp.	4,402
			240,367
		Internet: 0.1%
50	@	Amazon.com, Inc.	3,565
550	@	eBay, Inc.	16,412
200	@	Expedia, Inc.	4,378
30	@	Google, Inc. - Class A	13,214
200	@	IAC/InterActiveCorp.	4,152
550	@	Symantec Corp.	9,141
500	@	Yahoo!, Inc.	14,465
			65,327
		Iron/Steel: 0.0%
50		Allegheny Technologies, Inc.	3,568
170		Nucor Corp.	11,516
			15,084
		Leisure Time: 0.0%
250		Carnival Corp.	10,120
			10,120
		Lodging: 0.0%
200		Marriott International, Inc.	6,872
200		Starwood Hotels & Resorts Worldwide, Inc.	10,350
			17,222
		Machinery - Construction & Mining: 0.0%
310		Caterpillar, Inc.	24,270
50	@	Terex Corp.	3,125
			27,395
		Machinery - Diversified: 0.0%
200		Cummins, Inc.	9,364
200		Deere & Co.	16,088
			25,452
		Media: 0.1%
240		CBS Corp. - Class B	5,299
90		Clear Channel Communications, Inc.	2,630
1,000		Comcast Corp. – Class A	19,340
350	@	DIRECTV Group, Inc.	8,677
200		Gannett Co., Inc.	5,810
200		McGraw-Hill Cos., Inc.	7,390
50		Meredith Corp.	1,913
1,020		News Corp. - Class A	19,125
1,100		Time Warner, Inc.	15,422
300	@	Viacom - Class B	11,886
950		Walt Disney Co.	29,811
20		Washington Post	13,230
			140,533
		Metal Fabricate/Hardware: 0.0%
40		Precision Castparts Corp.	4,083
			4,083
		Mining: 0.0%
210		Alcoa, Inc.	7,573
250		Freeport-McMoRan Copper & Gold, Inc.	24,055
50		Newmont Mining Corp.	2,265
			33,893
		Miscellaneous Manufacturing: 0.3%
300		3M Co.	23,745
50		Danaher Corp.	3,802
260		Dover Corp.	10,863
160		Eaton Corp.	12,747
4,710		General Electric Co.	174,317
300		Honeywell International, Inc.	16,926
230		Illinois Tool Works, Inc.	11,093
200	@@	Ingersoll-Rand Co.	8,916
200		Leggett & Platt, Inc.	3,050
170		Parker Hannifin Corp.	11,776
80		Textron, Inc.	4,434
175	@@	Tyco International Ltd.	7,709
			289,378
		Office/Business Equipment: 0.0%
300		Pitney Bowes, Inc.	10,506
550		Xerox Corp.	8,234
			18,740
		Oil & Gas: 0.5%
300		Anadarko Petroleum Corp.	18,909
250		Apache Corp.	30,205
250		Chesapeake Energy Corp.	11,538
1,070		Chevron Corp.	91,335

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 14	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
830		ConocoPhillips	$63,254
250		Devon Energy Corp.	26,083
90		ENSCO International, Inc.	5,636
50		EOG Resources, Inc.	6,000
2,650		ExxonMobil Corp.	224,137
170		Hess Corp.	14,991
250		Marathon Oil Corp.	11,400
200		Murphy Oil Corp.	16,428
200	@, @@	Nabors Industries Ltd.	6,754
80		Noble Energy, Inc.	5,824
500		Occidental Petroleum Corp.	36,585
50		Questar Corp.	2,828
300		Valero Energy Corp.	14,733
175		XTO Energy, Inc.	10,826
			597,466
		Oil & Gas Services: 0.1%
200		Baker Hughes, Inc.	13,700
280		Halliburton Co.	11,012
220	@	National Oilwell Varco, Inc.	12,844
500		Schlumberger Ltd.	43,500
219	@	Transocean, Inc.	29,609
200	@	Weatherford International Ltd.	14,494
			125,159
		Packaging & Containers: 0.0%
50		Ball Corp.	2,297
200	@	Pactiv Corp.	5,242
			7,539
		Pharmaceuticals: 0.2%
500		Abbott Laboratories	27,575
90		Allergan, Inc.	5,075
50		AmerisourceBergen Corp.	2,049
750		Bristol-Myers Squibb Co.	15,975
200		Cardinal Health, Inc.	10,502
550		Eli Lilly & Co.	28,375
50	@	Express Scripts, Inc.	3,216
50	@	Forest Laboratories, Inc.	2,001
350	@	Gilead Sciences, Inc.	18,036
208	@	King Pharmaceuticals, Inc.	1,810
300	@	Medco Health Solutions, Inc.	13,137
1,050		Merck & Co., Inc.	39,848
3,350		Pfizer, Inc.	70,116
620		Schering-Plough Corp.	8,934
200	@	Watson Pharmaceuticals, Inc.	5,864
600		Wyeth	25,056
			277,569
		Pipelines: 0.0%
300		El Paso Corp.	4,992
300		Spectra Energy Corp.	6,825
290		Williams Cos., Inc.	9,564
			21,381
		Retail: 0.3%
50	@	Autozone, Inc.	5,692
210		Best Buy Co., Inc.	8,707
200	@	Big Lots, Inc.	4,460
300	@	Coach, Inc.	9,045
280		Costco Wholesale Corp.	18,192
550		CVS Caremark Corp.	22,281
50		Darden Restaurants, Inc.	1,628
250		Family Dollar Stores, Inc.	4,875
200	@	GameStop Corp.	10,342
350		Gap, Inc.	6,888
500		Home Depot, Inc.	13,985
200		JC Penney Co., Inc.	7,542
200		Limited Brands, Inc.	3,420
750		Lowe’s Cos., Inc.	17,205
200		Macy’s, Inc.	4,612
550		McDonald’s Corp.	30,674
200		Polo Ralph Lauren Corp.	11,658
200		RadioShack Corp.	3,250
350		Staples, Inc.	7,739
350	@	Starbucks Corp.	6,125
250		Supervalu, Inc.	7,495
300		Target Corp.	15,204
350		TJX Cos., Inc.	11,575
280		Walgreen Co.	10,665
1,050		Wal-Mart Stores, Inc.	55,314
50		Wendy’s International, Inc.	1,153
250		Yum! Brands, Inc.	9,303
			309,029
		Savings & Loans: 0.0%
750		Hudson City Bancorp., Inc.	13,260
350		Sovereign Bancorp., Inc.	3,262
1,000		Washington Mutual, Inc.	10,300
			26,822

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 14	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Semiconductors: 0.1%
200		Analog Devices, Inc.	$5,904
750		Applied Materials, Inc.	14,633
250	@	Broadcom Corp.	4,818
2,580		Intel Corp.	54,644
200		KLA-Tencor Corp.	7,420
500	@	LSI Logic Corp.	2,475
50	@	MEMC Electronic Materials, Inc.	3,545
250		National Semiconductor Corp.	4,580
200	@	Novellus Systems, Inc.	4,210
300	@	Nvidia Corp.	5,937
250	@	QLogic Corp.	3,838
600		Texas Instruments, Inc.	16,962
200		Xilinx, Inc.	4,750
			133,716
		Software: 0.2%
200	@	Adobe Systems, Inc.	7,118
50	@	Autodesk, Inc.	1,574
200	@	BMC Software, Inc.	6,504
300		CA, Inc.	6,750
200	@	Electronic Arts, Inc.	9,984
300		IMS Health, Inc.	6,303
3,700		Microsoft Corp.	105,006
500	@	Novell, Inc.	3,145
1,830	@	Oracle Corp.	35,795
			182,179
		Telecommunications: 0.3%
2,620		AT&T, Inc.	100,346
300		CenturyTel, Inc.	9,972
2,700	@	Cisco Systems, Inc.	65,043
500		Citizens Communications Co.	5,245
750		Corning, Inc.	18,030
50		Embarq Corp.	2,005
50	@	JDS Uniphase Corp.	670
200	@	Juniper Networks, Inc.	5,000
550		Motorola, Inc.	5,115
790		Qualcomm, Inc.	32,390
600		Qwest Communications International, Inc.	2,718
950		Sprint Nextel Corp.	6,356
1,000		Verizon Communications, Inc.	36,450
300		Windstream Corp.	3,585
			292,925
		Textiles: 0.0%
200		Cintas Corp.	5,708
			5,708
		Toys/Games/Hobbies: 0.0%
200		Hasbro, Inc.	5,580
			5,580
		Transportation: 0.0%
50		Burlington Northern Santa Fe Corp.	4,611
200		CSX Corp.	11,214
50		Expeditors International Washington, Inc.	2,259
50		FedEx Corp.	4,634
50		Norfolk Southern Corp.	2,716
200		Ryder System, Inc.	12,182
10		Union Pacific Corp.	1,254
480		United Parcel Service, Inc. - Class B	35,050
			73,920
		Total Common Stock
		(Cost $5,067,621)	5,163,666
REAL ESTATE INVESTMENT TRUSTS: 0.1%
		Apartments: 0.0%
200		Equity Residential	8,298
			8,298
		Hotels: 0.0%
550		Host Hotels & Resorts, Inc.	8,756
			8,756
		Regional Malls: 0.0%
200		General Growth Properties, Inc.	7,634
			7,634
		Storage: 0.1%
200		Public Storage, Inc.	17,724
			17,724
		Warehouse/Industrial: 0.0%
210		Prologis	12,361
			12,361
		Total Real Estate Investment Trusts
		(Cost $51,005)	54,773

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 14	as of March 31, 2008 (Unaudited) (continued)

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 70.1%
		Federal Home Loan Mortgage Corporation: 13.6%
$20,000,000	^^, Z	3.530%, due 07/15/14		$16,327,000
				16,327,000
		Federal National Mortgage Association: 35.1%
20,000,000	^, Z	3.470%, due 05/15/14		16,456,751
31,500,000	Z	3.520%, due 07/05/14		25,748,856
				42,205,607
		Other U.S. Agency Obligations: 21.4%
31,000,000	^, Z	Resolution Funding Corp., 3.200%, due 07/15/14		25,744,849
				25,744,849
		Total U.S. Government Agency Obligations
		(Cost $78,193,943)		84,277,456
U.S. TREASURY OBLIGATIONS: 16.1%
		U.S. Treasury STRIP: 16.1%
23,085,000	^	Discount Note, due 05/15/14		19,389,345
		Total U.S. Treasury Obligations
		(Cost $19,006,892)		19,389,345
OTHER BONDS: 9.2%
		Sovereign: 9.2%
3,666,000	Z	AID-Israel, 3.290%, due 05/15/14		3,043,612
9,724,000	Z	AID-Israel, 3.380%, due 08/15/14		7,981,654
		Total Other Bonds
		(Cost $11,093,075)		11,025,266
		Total Long-Term Investments
		(Cost $113,412,536)		119,910,506
SHORT-TERM INVESTMENTS: 0.3%
		Repurchase Agreement: 0.3%
415,000		Morgan Stanley Repurchase Agreement dated 03/31/08, 2.250%, due 04/01/08, $415,026 to be received upon repurchase (Collateralized by $420,000 Federal National Mortgage Association, 5.100%, Market Value plus accrued interest $425,975, due 09/10/09)		415,00
		Total Short-Term Investments
		(Cost $415,000)		415,000
		Total Investments in Securities
		(Cost $113,827,536)*	100.1%	$120,325,506
		Other Assets and Liabilities - Net	(0.1)	(123,337)
		Net Assets	100.0%	$120,202,169
	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^	Interest Only (IO) Security
	^^	Principal Only (PO) Security
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield
	*	Cost for federal income tax purposes is $115,263,619.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$5,196,219
		Gross Unrealized Depreciation		(134,332)
		Net Unrealized Appreciation		$5,061,887

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 14	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$5,218,410	$—
Level 2- Other Significant Observable Inputs	115,107,096	—
Level 3- Significant Unobservable Inputs	—	—
Total	$120,325,506	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING VP Global Equity Dividend Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 91.7%
		Australia: 5.5%
19,198		Australia & New Zealand Banking Group Ltd.	$398,371
22,946	@, L	Crown Ltd.	220,189
89,299		Foster’s Group Ltd.	418,566
130,633		Insurance Australia Group	439,711
23,297		Suncorp-Metway Ltd.	276,082
18,688		TABCORP Holdings Ltd.	242,438
13,888	L	Wesfarmers Ltd.	510,661
			2,506,018
		Belgium: 3.1%
10,056		Belgacom SA	444,610
5,684		Elia System Operator SA	253,508
29,170		Fortis	732,360
			1,430,478
		Bermuda: 0.4%
42,537		Hiscox Ltd.	202,023
			202,023
		Brazil: 0.8%
13,091	L	Tele Norte Leste Participacoes SA ADR	347,435
			347,435
		Canada: 4.6%
2,836	@, #	Bell Aliant Regional Communications Income Fund	82,860
8,833		Bell Aliant Regional Communications Income Fund	258,076
7,742	L	Enerplus Resources Fund	336,003
36,203	L	Precision Drilling Trust	842,959
14,895	L	TransCanada Corp.	573,917
			2,093,815
		Denmark: 1.1%
13,449		Danske Bank A/S	498,104
			498,104
		France: 7.3%
5,878		BNP Paribas	592,694
13,663		France Telecom SA	459,016
6,068		Sanofi-Aventis	455,119
8,902	L	Total SA	659,498
6,502		Vinci SA	470,364
17,949		Vivendi	702,098
			3,338,789
		Greece: 1.0%
12,851		OPAP SA	458,327
			458,327
		Hong Kong: 0.5%
29,808		CLP Holdings Ltd.	246,656
			246,656
		Hungary: 1.1%
19,684	L	Magyar Telekom Telecommunications PLC ADR	482,258
			482,258
		Ireland: 1.1%
24,593		Allied Irish Banks PLC	522,048
			522,048
		Israel: 0.7%
82,270		Bank Hapoalim BM	319,623
			319,623
		Italy: 9.1%
52,324		Enel S.p.A.	555,661
19,041		ENI S.p.A.	648,145
67,707		Intesa Sanpaolo S.p.A.	477,682
16,938		Italcementi S.p.A. RNC	245,813
66,357		Mediaset S.p.A.	614,923
6,605		Pirelli & C Real Estate S.p.A.	247,155
73,708		Snam Rete Gas S.p.A.	469,070
211,245		Telecom Italia S.p.A. RNC	349,057
76,692		UniCredito Italiano S.p.A.	513,856
			4,121,362
		Netherlands: 1.0%
13,037		Royal Dutch Shell PLC	449,637
			449,637
		New Zealand: 0.5%
73,528	L	Telecom Corp. of New Zealand Ltd.	216,909
			216,909
		Norway: 1.0%
30,231		DnB NOR ASA	461,527
			461,527
		Poland: 1.0%
44,004		Telekomunikacja Polska SA	438,524
			438,524

PORTFOLIO OF INVESTMENTS
ING VP Global Equity Dividend Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Singapore: 0.8%
28,000		DBS Group Holdings Ltd.	$368,714
			368,714
		South Korea: 1.1%
9,947	L	KT Corp. ADR	236,241
3,792		S-Oil Corp.	241,884
			478,125
		Spain: 1.1%
24,403		Banco Santander Central Hispano SA	486,158
			486,158
		Sweden: 1.7%
32,098		Svenska Cellulosa AB - B Shares	585,242
106,163		Telefonaktiebolaget LM Ericsson	208,270
			793,512
		Taiwan: 1.2%
54,288		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	557,538
			557,538
		Thailand: 0.4%
28,900		Siam Cement PCL	200,579
			200,579
		United Kingdom: 18.2%
10,914		AstraZeneca PLC	409,382
36,711		Aviva PLC	450,127
50,704		Barclays PLC	457,434
67,219		BBA Aviation PLC	200,835
64,055		BP PLC	648,981
13,787		British American Tobacco PLC	517,835
48,729		Cattles PLC	223,980
11,357		Diageo PLC	229,828
151,840		DSG International PLC	191,580
29,741		GlaxoSmithKline PLC	629,084
30,298		HSBC Holdings PLC	499,124
181,714		Legal & General Group PLC	455,993
55,657		Lloyds TSB Group PLC	497,264
27,089		Marks & Spencer Group PLC	208,428
91,459		Royal Bank of Scotland Group PLC	612,697
30,018		Scottish & Newcastle PLC	470,587
17,100		Severn Trent PLC	482,204
58,526		Tate & Lyle PLC	627,562
33,205		United Utilities PLC	455,422
			8,268,347
		United States: 27.4%
12,596		AGL Resources, Inc.	432,295
9,423		Altria Group, Inc.	209,191
10,615	L	Ameren Corp.	467,485
9,847		Arthur J. Gallagher & Co.	232,586
13,408		AT&T, Inc.	513,526
17,650	L	Bank of America Corp.	669,112
26,291		Bristol-Myers Squibb Co.	559,998
26,156		Citigroup, Inc.	560,262
43,213		Citizens Communications Co.	453,304
10,661	L	Consolidated Edison, Inc.	423,242
12,848		Dow Chemical Co.	473,449
12,940	L	Duke Energy Corp.	230,979
14,226		Fifth Third Bancorp.	297,608
17,803	L	First Horizon National Corp.	249,420
19,274		Foot Locker, Inc.	226,855
13,813		General Electric Co.	511,219
4,188	L	Kinder Morgan Energy Partners LP	229,042
15,629		Kraft Foods, Inc.	484,655
26,902	L	Leggett & Platt, Inc.	410,256
21,707	L	Masco Corp.	430,450
9,009		MeadWestvaco Corp.	245,225
25,851		NiSource, Inc.	445,671
30,818		Pfizer, Inc.	645,021
9,423	@	Philip Morris International, Inc.	476,615
7,301	L	Reynolds American, Inc.	430,978
12,872	L	Southern Co.	458,372
11,293		Spectra Energy Corp.	256,916
14,094		US Bancorp.	456,082
9,075	L	UST, Inc.	494,769
12,828	L	Wachovia Corp.	346,356
14,409	L	Washington Mutual, Inc.	148,413
			12,469,352
		Total Common Stock
		(Cost $43,866,709)	41,755,858
REAL ESTATE INVESTMENT TRUSTS: 4.1%
		Australia: 1.0%
36,170		Stockland	232,273
14,246		Westfield Group	233,326
			465,599

PORTFOLIO OF INVESTMENTS
ING VP Global Equity Dividend Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
		Germany: 0.7%
14,365	@	Alstria Office AG		$306,800
				306,800
		Netherlands: 0.6%
3,298		Corio NV		288,483
				288,483
		United States: 1.8%
7,894	L	Duke Realty Corp.		180,062
6,868	L	Hospitality Properties Trust		233,649
9,796	L	iStar Financial, Inc.		137,438
6,044	L	Rayonier, Inc.		262,551
				813,700
		Total Real Estate Investment Trusts
		(Cost $1,977,364)		1,874,582
WARRANTS: 0.2%
		Taiwan: 0.2%
16,412		Novatek Microelectronics Corp., Ltd. (Low Exercise Price Warrant, Issuer: Merrill Lynch Intl & Co.)		59,966
		Total Warrants
		(Cost $76,907)		59,966
		Total Long-Term Investments
		(Cost $45,920,980)		43,690,406

Principal Amount				Value
SHORT-TERM INVESTMENTS: 18.5%
		Securities Lending Collateral(cc): 18.5%
$8,426,000		Bank of New York Mellon Corp. Institutional Cash Reserves		$8,426,000
		Total Short-Term Investments
		(Cost $8,426,000)		8,426,000
		Total Investments in Securities
		(Cost $54,346,980)*	114.5%	$52,116,406
		Other Assets and Liabilities - Net	(14.5)	(6,587,440)
		Net Assets	100.0%	$45,528,966
	@	Non-income producing security
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
	*	Cost for federal income tax purposes is $54,571,295.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$3,593,680
		Gross Unrealized Depreciation		(6,048,569)
		Net Unrealized Depreciation		$(2,454,889)

PORTFOLIO OF INVESTMENTS
ING VP Global Equity Dividend Portfolio	as of March 31, 2008 (Unaudited) (continued)

Industry	Percentage of Net Assets
Aerospace/Defense	0.4%
Agriculture	4.7
Banks	21.4
Beverages	2.5
Building Materials	1.9
Chemicals	1.0
Diversified	1.8
Diversified Financial Services	1.7
Electric	5.8
Engineering & Construction	1.0
Entertainment	1.5
Food	2.5
Forest Products & Paper	2.4
Gas	3.0
Hotels	0.5
Insurance	3.9
Lodging	0.5
Media	2.9
Miscellaneous Manufacturing	3.2
Office Property	0.7
Oil & Gas	8.4
Pharmaceuticals	5.9
Pipelines	2.3
Real Estate	0.5
Retail	1.4
Savings & Loans	0.3
Semiconductors	1.4
Shopping Centers	0.5
Telecommunications	9.9
Water	2.1
Short-Term Investments	18.5
Other Assets and Liabilities - Net	(14.5)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING VP Global Equity Dividend Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$43,547,580	$—
Level 2- Other Significant Observable Inputs	142,826	—
Level 3- Significant Unobservable Inputs	—	—
Total	$43,690,406	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

Item 2. Controls and Procedures.

(a)         Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)        There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Insurance Trust
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 30, 2008
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 30, 2008